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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07452

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Sheri Morris    11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:        12/31

Date of reporting period:      03/31/16

Item 1. Schedule of Investments.

Invesco V.I. American Franchise Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	VK-VIAMFR-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.38%

Aerospace & Defense–2.06%

Honeywell International Inc.	26,499	$ 2,969,213
Raytheon Co.	76,859	9,425,219
		12,394,432

Air Freight & Logistics–0.51%

FedEx Corp.	18,921	3,078,825

Airlines–0.82%

Southwest Airlines Co.	110,756	4,961,869

Application Software–1.78%

salesforce.com, inc. (b)	144,984	10,704,169

Automotive Retail–0.44%

AutoZone, Inc. (b)	3,352	2,670,505

Biotechnology–8.61%

Alexion Pharmaceuticals, Inc. (b)	16,234	2,260,097
Alkermes PLC (b)	92,426	3,160,045
Amgen Inc.	52,208	7,827,545
Biogen Inc. (b)	18,952	4,933,585
Celgene Corp. (b)	92,718	9,280,145
Gilead Sciences, Inc.	239,048	21,958,949
Vertex Pharmaceuticals Inc. (b)	30,195	2,400,201
		51,820,567

Broadcasting–0.38%

CBS Corp. -Class B	41,716	2,298,134

Cable & Satellite–3.98%

Comcast Corp. -Class A	91,312	5,577,337
DISH Network Corp. -Class A (b)	240,130	11,108,414
Time Warner Cable Inc.	35,629	7,290,406
		23,976,157

Communications Equipment–0.51%

Palo Alto Networks, Inc. (b)	18,944	3,090,524

Consumer Electronics–3.15%

Harman International Industries, Inc.	71,774	6,390,757
Sony Corp. (Japan)	488,600	12,559,597
		18,950,354

Data Processing & Outsourced Services–5.02%

First Data Corp. -Class A (b)	564,852	7,309,185
MasterCard, Inc. -Class A	109,866	10,382,337
Visa Inc. -Class A	163,662	12,516,870
		30,208,392

	Shares	Value

Distillers & Vintners–0.80%

Constellation Brands, Inc. -Class A	31,809	$ 4,806,022

Drug Retail–0.95%

CVS Health Corp.	54,962	5,701,208

Environmental & Facilities Services–1.19%

Republic Services, Inc.	149,840	7,139,876

Food Retail–0.57%

Kroger Co. (The)	90,544	3,463,308

Health Care Equipment–1.23%

Medtronic PLC	99,125	7,434,375

Home Entertainment Software–3.42%

Activision Blizzard, Inc.	418,882	14,174,967
Electronic Arts Inc. (b)	97,011	6,413,397
		20,588,364

Home Improvement Retail–3.73%

Lowe’s Cos., Inc.	296,179	22,435,559

Hotels, Resorts & Cruise Lines–2.17%

Carnival Corp.	218,922	11,552,514
Royal Caribbean Cruises Ltd.	18,637	1,531,030
		13,083,544

Household Appliances–0.96%

Whirlpool Corp.	31,984	5,767,995

Industrial Conglomerates–1.50%

Danaher Corp.	63,673	6,040,021
Roper Technologies, Inc.	16,420	3,001,083
		9,041,104

Industrial Gases–0.98%

Air Products and Chemicals, Inc.	41,065	5,915,413

Internet Retail–8.35%

Amazon.com, Inc. (b)	59,335	35,223,629
Netflix Inc. (b)	54,971	5,619,685
Priceline Group Inc. (The) (b)	7,314	9,427,453
		50,270,767

Internet Software & Services–12.10%

Alibaba Group Holding Ltd. -ADR (China) (b)	39,078	3,088,334
Alphabet Inc. -Class A (b)	48,070	36,672,603
Facebook Inc. -Class A (b)	289,968	33,085,349
		72,846,286

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

	Shares	Value

Investment Banking & Brokerage–1.19%

Charles Schwab Corp. (The)	256,442	$ 7,185,505

IT Consulting & Other Services–0.47%

Cognizant Technology Solutions Corp. -Class A (b)	44,896	2,814,979

Life Sciences Tools & Services–1.19%

Thermo Fisher Scientific, Inc.	50,611	7,166,011

Managed Health Care–2.62%

UnitedHealth Group Inc.	122,216	15,753,642

Oil & Gas Equipment & Services–0.51%

Halliburton Co.	85,833	3,065,955

Oil & Gas Exploration & Production–1.26%

Pioneer Natural Resources Co.	54,083	7,611,641

Packaged Foods & Meats–1.70%

JM Smucker Co. (The)	40,364	5,240,862
Tyson Foods, Inc. -Class A	74,792	4,985,635
		10,226,497

Pharmaceuticals–3.82%

Allergan PLC (b)	34,706	9,302,249
Bristol-Myers Squibb Co.	133,378	8,520,187
Eli Lilly and Co.	72,058	5,188,897
		23,011,333

Semiconductors–2.56%

Broadcom Ltd. (Singapore)	65,158	10,066,911
NXP Semiconductors N.V. (Netherlands)(b)	65,785	5,333,190
		15,400,101

Soft Drinks–1.01%

Monster Beverage Corp. (b)	45,417	6,057,719

Specialized Consumer Services–0.30%

Service Corp. International	73,675	1,818,299

Specialized Finance–1.63%

CME Group Inc. -Class A	52,412	5,034,173
McGraw Hill Financial, Inc.	48,199	4,770,737
		9,804,910

	Shares	Value

Specialized REIT’s–1.17%

American Tower Corp.	68,700	$ 7,032,819

Specialty Chemicals–0.87%

Sherwin-Williams Co. (The)	18,352	5,224,264

Systems Software–2.92%

Microsoft Corp.	256,056	14,141,973
ServiceNow, Inc. (b)	56,266	3,442,354
		17,584,327

Technology Hardware, Storage & Peripherals–5.81%

Apple Inc.	320,826	34,966,826

Tobacco–4.15%

Altria Group, Inc.	106,832	6,694,093
Philip Morris International Inc.	139,956	13,731,083
Reynolds American Inc.	91,008	4,578,612
		25,003,788

Wireless Telecommunication Services–0.99%

Sprint Corp. (b)	1,718,064	5,978,863
Total Common Stocks & Other Equity Interests (Cost $417,972,174)		598,355,228

Money Market Funds–0.74%

Liquid Assets Portfolio –Institutional Class, 0.45% (c)	2,229,653	2,229,653
Premier Portfolio –Institutional Class, 0.40% (c)	2,229,653	2,229,653
Total Money Market Funds (Cost $4,459,306)		4,459,306
TOTAL INVESTMENTS–100.12% (Cost $422,431,480)		602,814,534
OTHER ASSETS LESS LIABILITIES–(0.12)%		(714,329)
NET ASSETS–100.00%		$ 602,100,205

Investment Abbreviations:

ADR	—American Depositary Receipt

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. American Franchise Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco V.I. American Franchise Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. American Franchise Fund

As of March 31, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $114,506,657 and $128,054,214, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 185,955,951
Aggregate unrealized (depreciation) of investment securities	(8,583,553)
Net unrealized appreciation of investment securities	$ 177,372,398
Cost of investments for tax purposes is $425,442,136.

Invesco V.I. American Franchise Fund

Invesco V.I. American Value Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	VK-VIAMVA-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.29%

Aerospace & Defense–2.80%

Textron Inc.	258,589	$ 9,428,155

Alternative Carriers–2.74%

Level 3 Communications, Inc. (b)	174,526	9,223,699

Apparel Retail–1.89%

Ascena Retail Group, Inc. (b)	575,032	6,359,854

Application Software–2.52%

Citrix Systems, Inc. (b)	108,145	8,498,034

Asset Management & Custody Banks–2.65%

American Capital Ltd. (b)	585,935	8,929,649

Auto Parts & Equipment–4.85%

Dana Holding Corp.	390,858	5,507,189
Johnson Controls, Inc.	278,168	10,840,207
		16,347,396

Automotive Retail–1.52%

Advance Auto Parts, Inc.	31,963	5,124,947

Broadcasting–2.18%

TEGNA Inc.	313,261	7,349,103

Building Products–4.34%

Masco Corp.	217,637	6,844,683
Owens Corning	164,249	7,765,693
		14,610,376

Communications Equipment–2.53%

Ciena Corp. (b)	448,606	8,532,486

Construction & Engineering–2.54%

Fluor Corp.	159,545	8,567,567

Construction Materials–2.46%

Eagle Materials Inc.	118,032	8,275,224

Diversified Banks–2.22%

Comerica Inc.	197,899	7,494,435

Diversified Chemicals–2.83%

Eastman Chemical Co.	132,023	9,536,021

Diversified REIT’s–3.26%

Forest City Realty Trust, Inc. -Class A	521,069	10,989,345

Education Services–1.43%

DeVry Education Group Inc.	279,148	4,820,886

Electric Utilities–2.34%

Edison International	109,686	7,885,327

	Shares	Value

Electronic Equipment & Instruments–2.20%

Keysight Technologies, Inc. (b)	267,075	$ 7,408,661

Environmental & Facilities Services–2.35%

Clean Harbors, Inc. (b)	160,479	7,918,034

Health Care Facilities–7.58%

Brookdale Senior Living Inc. (b)	269,969	4,287,108
HealthSouth Corp.	266,847	10,041,452
Universal Health Services, Inc. -Class B	89,783	11,197,736
		25,526,296

Heavy Electrical Equipment–1.28%

Babcock & Wilcox Enterprises, Inc. (b)	200,745	4,295,943

Industrial Machinery–2.57%

Ingersoll-Rand PLC	139,544	8,653,123

Insurance Brokers–4.97%

Arthur J. Gallagher & Co.	154,528	6,873,405
Willis Towers Watson PLC	83,097	9,860,290
		16,733,695

Investment Banking & Brokerage–1.60%

Stifel Financial Corp. (b)	181,871	5,383,382

IT Consulting & Other Services–2.14%

Teradata Corp. (b)	274,737	7,209,099

Life Sciences Tools & Services–2.35%

PerkinElmer, Inc.	160,196	7,923,294

Multi-Utilities–0.95%

CenterPoint Energy, Inc.	153,253	3,206,053

Oil & Gas Equipment & Services–2.50%

Amec Foster Wheeler PLC (United Kingdom),	535,511	3,427,862
Amec Foster Wheeler PLC -ADR (United Kingdom)	42,166	269,862
Baker Hughes Inc.	107,491	4,711,331
		8,409,055

Oil & Gas Exploration & Production–2.21%

Devon Energy Corp.	271,252	7,443,155

Oil & Gas Storage & Transportation–1.24%

Williams Cos., Inc. (The)	260,341	4,183,680

Packaged Foods & Meats–3.05%

ConAgra Foods, Inc.	230,666	10,292,317

Property & Casualty Insurance–2.73%

FNF Group	271,601	9,207,274

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Value Fund

	Shares	Value

Regional Banks–6.42%

BB&T Corp.	256,861	$ 8,545,766
Wintrust Financial Corp.	185,002	8,202,989
Zions Bancorp.	201,516	4,878,702
		21,627,457

Specialty Chemicals–1.88%

W.R. Grace & Co. (b)	89,091	6,341,497

Technology Hardware, Storage & Peripherals–1.67%

Diebold, Inc.	194,128	5,612,241

Trucking–1.50%

Swift Transportation Co. (b)	271,072	5,050,071
Total Common Stocks & Other Equity Interests (Cost $304,010,327)		324,396,831

	Shares	Value

Money Market Funds–4.30%

Liquid Assets Portfolio –Institutional Class, 0.45% (c)	7,239,138	$ 7,239,138
Premier Portfolio –Institutional Class, 0.40% (c)	7,239,138	7,239,138
Total Money Market Funds (Cost $14,478,276)		14,478,276
TOTAL INVESTMENTS–100.59% (Cost $318,488,603)		338,875,107
OTHER ASSETS LESS LIABILITIES–(0.59)%		(1,976,790)
NET ASSETS–100.00%		$ 336,898,317

Investment Abbreviations:

ADR	—American Depositary Receipt

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. American Value Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. American Value Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$335,447,245	$3,427,862	$—	$338,875,107

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $26,980,529 and $25,569,641, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 50,876,958
Aggregate unrealized (depreciation) of investment securities	(32,101,932)
Net unrealized appreciation of investment securities	$ 18,775,026
Cost of investments for tax purposes is $320,100,081.

Invesco V.I. American Value Fund

Invesco V.I. Balanced Risk Allocation Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	VIIBRA-QTR-1 03/16	Invesco Advisers, Inc.

Consolidated Schedule of Investments

March 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Securities–13.22%

U.S. Treasury Bills–7.81%(a)

U.S. Treasury Bills (b)	0.47%	07/07/2016	$13,500,000	$13,491,631
U.S. Treasury Bills	0.46%	07/14/2016	4,500,000	4,497,464
U.S. Treasury Bills (b)	0.33%	07/21/2016	4,200,000	4,196,632
U.S. Treasury Bills (b)	0.43%	07/28/2016	15,860,000	15,845,699
U.S. Treasury Bills	0.45%	08/25/2016	3,980,000	3,974,672
U.S. Treasury Bills (b)	0.46%	09/08/2016	29,030,000	28,985,476
U.S. Treasury Bills	0.51%	09/15/2016	5,370,000	5,361,777
				76,353,351

U.S. Treasury Notes–5.41%(c)

U.S. Treasury Floating Rate Notes (b)(d)	0.37%	04/30/2016	27,725,000	27,725,393
U.S. Treasury Floating Rate Notes	0.37%	07/31/2016	5,100,000	5,100,439
U.S. Treasury Floating Rate Notes	0.57%	01/31/2018	19,970,000	19,995,501
				52,821,333
Total U.S. Treasury Securities (Cost $129,107,146)				129,174,684

		Expiration Date

Commodity-Linked Securities–2.41%

Canadian Imperial Bank of Commerce, Commodity-Linked EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 4 Agriculture Commodity Index, multiplied by 2) (e)		02/13/2017	8,530,000	9,012,177
Cargill, Inc., Commodity-Linked Notes, one month LIBOR rate minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2) (e)		02/27/2017	14,020,000	14,560,710
Total Commodity-Linked Securities (Cost $22,550,000)				23,572,887

			Shares

Money Market Funds–83.34%

Government & Agency Portfolio—Institutional Class, 0.26% (f)			123,349,719	123,349,719
Invesco V.I. Government Money Market Fund—Series I, 0.01% (f)			16,640,310	16,640,310
Liquid Assets Portfolio—Institutional Class, 0.45% (f)			163,375,678	163,375,678
Premier Portfolio—Institutional Class, 0.40% (f)			136,401,685	136,401,685
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio—Institutional Class (Ireland), 0.42% (f)			114,332,221	114,332,221
STIC Prime Portfolio—Institutional Class, 0.35% (f)			109,886,088	109,886,088
Treasury Portfolio—Institutional Class, 0.23% (f)			150,681,773	150,681,773
Total Money Market Funds (Cost $814,667,474)				814,667,474
TOTAL INVESTMENTS–98.97% (Cost $966,324,620)			967,415,045
OTHER ASSETS LESS LIABILITIES–1.03%				10,072,429
NET ASSETS–100.00%				$977,487,474

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts(g)
Futures Contracts	Type of Contract		Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude	Long		307	October-2016	$12,976,890	$746,097
Gasoline Reformulated Blendstock Oxygenate Blending	Long		256	May-2016	15,554,918	(7,003)
Heating Oil	Long		15	May-2016	746,865	41,605
Natural Gas	Long		42	December-2016	1,148,700	38,041
Silver	Long		319	May-2016	24,665,080	290,369
WTI Crude	Long		218	September-2016	9,134,200	576,492
Subtotal—Commodity Risk						1,685,601
Dow Jones EURO STOXX 50 Index	Long		1,310	June-2016	43,689,002	(1,051,523)
E-Mini S&P 500 Index	Long		335	June-2016	34,362,625	1,205,578
FTSE 100 Index	Long		588	June-2016	51,628,796	326,383
Hang Seng Index	Long		425	April-2016	56,997,396	805,772
Russell 2000 Index Mini	Long		297	June-2016	32,955,120	1,224,493
Tokyo Stock Price Index	Long		473	June-2016	56,632,236	251,074
Subtotal—Equity Risk						2,761,777
Australia 10 Year Bonds	Long		1,230	June-2016	123,454,638	1,340,081
Canada 10 Year Bonds	Long		1,741	June-2016	189,149,652	(1,379,125)
Euro Bonds	Long		231	June-2016	42,927,576	191,990
Long Gilt	Long		1,266	June-2016	220,428,763	(73,509)
U.S. Treasury 30 Year Bonds	Long		595	June-2016	97,840,313	(278,157)
Subtotal—Interest Rate Risk						(198,720)
Total Futures Contracts						$4,248,658
Open Over-The-Counter Total Return Swap Agreements
Swap Agreements	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to the Barclays Commodity Strategy 1452 Excess Return Index and pay the product of (i) 0.33% of the Notional Value multiplied by (ii) days in the period divided by 365.	Long	Barclays Bank PLC	22,700	October-2016	$9,237,005	$(178,978)
Receive a return equal to the Barclays Commodity Strategy 1718 Excess Return Index and pay the product of (i) 0.45% of the Notional Value multiplied by (ii) days in the period divided by 365.	Long	Barclays Bank PLC	47,100	January-2017	12,317,130	102,833
Receive a return equal to the Monthly Rebalance Commodity Excess Return Index and pay the product of (i) 0.47% of the Notional Value multiplied by (ii) days in the period divided by 365.	Long	Cargill, Inc.	30,200	January-2017	23,777,517	0
Receive a return equal to the Single Commodity Index Excess Return and pay the product of (i) 0.12% of the Notional Value multiplied by (ii) days in the period divided by 365.	Long	Cargill, Inc.	11,250	January-2017	9,899,843	0
Receive a return equal to the CIBC Dynamic Roll LME Copper Excess Return Index 2 and pay the product of (i) 0.30% of the Notional Value multiplied by (ii) days in the period divided by 365.	Long	Canadian Imperial Bank of Commerce	322,500	April-2016	20,329,078	(475,010)
Receive a return equal to the Goldman Sachs Alpha Basket B797 Excess Return Strategy and pay the product of (i) 0.40% of the Notional Value multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs International	213,000	January-2017	16,236,709	404,875

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Swap Agreements (continued)	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to the J.P. Morgan Contag Beta Gas Oil Excess Return Index and pay the product of (i) 0.25% of the Notional Value multiplied by (ii) days in the period divided by 365.	Long	JPMorgan Chase Bank, N.A.	5,500	April-2016	$ 1,024,917	$ (37,519)
Receive a return equal to the S&P GSCI Gold Index Excess Return and pay the product of (i) 0.09% of the Notional Value multiplied by (ii) days in the period divided by 365.	Long	JPMorgan Chase Bank, N.A.	131,500	October-2016	13,716,712	(161,272)
Receive a return equal to the Merrill Lynch Gold Excess Return Index and pay the product of (i) 0.14% of the Notional Value multiplied by (ii) days in the period divided by 365.	Long	Merrill Lynch International	105,000	June-2016	16,963,191	0
Receive a return equal to the S&P GSCI Aluminum Dynamic Roll Index Excess Return and pay the product of (i) 0.38% of the Notional Value multiplied by (ii) days in the period divided by 365.	Long	Morgan Stanley Capital Services LLC	194,500	October-2016	16,389,357	81,466
Subtotal—Commodity Risk						(263,605)
Receive a return equal to the Macquarie CGB 10 Year Index and pay the product of (i) 0.34% of the Notional Value multiplied by (ii) days in the period divided by 365 multiplied by (iii) mid spot price for converting one CAD to an amount of USD.	Long	Macquarie Bank Ltd.	215,000	June-2016	CAD 39,676,401	8,659
Subtotal—Interest Rate Risk						8,659
Total Swap Agreements						$ (254,946)

Investments Abbreviations:

CAD	— Canadian Dollar

EMTN	— European Medium-Term Notes

LIBOR	— London Interbank Offered Rate

USD	— U.S. Dollar

Index Information:

Canadian Imperial Bank of Commerce Custom 4 Agriculture Commodity Index	—	a basket of indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar and Wheat.

Monthly Rebalance Commodity Excess Return Index	—	a commodity index composed of futures contracts on Cocoa, Coffee ‘C’, Corn, Cotton No.2, Lean Hogs, Live Cattle, Soybean Meal, Soybeal Oil, Soybeans, Sugar No.11 and Wheat.

Barclays Commodity Strategy 1452 Excess Return Index	—	a commodity index that provides exposure to futures contracts on Copper.

Barclays Commodity Strategy 1718 Excess Return Index	—	a commodity index that provides exposure to futures contracts on Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar and Wheat.

Single Commodity Index Excess Return	—	a commodity index composed of futures contracts on Gold.

Goldman Sachs Alpha Basket B797 Excess Return Strategy	—	a basket of indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Cocoa, Coffee ‘C’, Corn, Cotton, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar and Wheat.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rates shown represent the discount rates at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2016.

(d)	All or a portion of the value was designated as collateral for open swap agreements. See Note 1H and Note 3.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2016 was $23,572,887, which represented 2.41% of the Fund’s Net Assets.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

(g)	Futures collateralized by $5,560,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco V.I. Balanced-Risk Allocation Fund

A.	Securities Valuations — (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

Invesco V.I. Balanced-Risk Allocation Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

Invesco V.I. Balanced-Risk Allocation Fund

H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

I.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$814,667,474	$—	$—	$814,667,474
U.S. Treasury Securities	—	129,174,684	—	129,174,684
Commodity-Linked Securities	—	23,572,887	—	23,572,887
	814,667,474	152,747,571	—	967,415,045
Futures Contracts*	4,248,658	—	—	4,248,658
Swap Agreements*	—	(254,946)	—	(254,946)
Total Investments	$818,916,132	$152,492,625	$—	$971,408,757

  * Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2016:

		Value
Risk Exposure/ Derivative Type	Assets		Liabilities
Commodity risk:
Futures contracts (a)	$1,692,604		$ (7,003)
Swap agreements	589,174		(852,779)
Equity risk:
Futures contracts (a)	3,813,300		(1,051,523)
Interest rate risk:
Futures contracts (a)	1,532,071		(1,730,791)
Swap agreements	8,659		—
Total	$7,635,808		$ (3,642,096)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Invesco V.I. Balanced-Risk Allocation Fund

Effect of Derivative Investments for the three months ended March 31, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Commodity Risk	$ (2,972,203)	$8,209,140
Equity Risk	(17,014,603)	(462,930)
Interest Rate Risk	32,340,734	(226,602)
Change in Net Unrealized Appreciation (Depreciation):
Commodity Risk	5,400,947	(651,955)
Equity Risk	(828,320)	1,774
Interest Rate Risk	(1,972,265)	8,659
Total	$ 14,954,290	$6,874,538

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$1,105,207,696	$161,203,825

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $22,550,000 and $21,029,156, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $19,969,999 and $52,980,000, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,088,070
Aggregate unrealized (depreciation) of investment securities	—
Net unrealized appreciation of investment securities	$1,088,070
Cost of investments for tax purposes is $966,326,975.

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Comstock Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2016

invesco.com/us	VK-VICOM-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.82%

Aerospace & Defense–1.21%

Textron Inc.	609,625	$ 22,226,927

Aluminum–0.94%

Alcoa Inc.	1,807,214	17,313,110

Application Software–0.79%

Citrix Systems, Inc. (b)	185,559	14,581,226

Asset Management & Custody Banks–2.48%

Bank of New York Mellon Corp. (The)	516,634	19,027,630
State Street Corp.	452,545	26,482,934
		45,510,564

Auto Parts & Equipment–1.67%

Johnson Controls, Inc.	789,428	30,764,009

Automobile Manufacturers–1.86%

General Motors Co.	1,089,987	34,258,291

Biotechnology–0.86%

AbbVie Inc.	276,210	15,777,115

Broadcasting–0.51%

CBS Corp. -Class B	170,847	9,411,961

Cable & Satellite–2.89%

Comcast Corp. -Class A	520,572	31,796,538
Time Warner Cable Inc.	104,081	21,297,054
		53,093,592

Communications Equipment–2.63%

Cisco Systems, Inc.	1,697,978	48,341,434

Construction Machinery & Heavy Trucks–1.73%

Caterpillar Inc.	414,292	31,709,910

Consumer Finance–1.21%

Ally Financial Inc. (b)	1,189,646	22,270,173

Data Processing & Outsourced Services–1.00%

PayPal Holdings, Inc. (b)	477,409	18,427,987

Department Stores–0.93%

Kohl’s Corp.	365,615	17,041,315

Diversified Banks–12.88%

Bank of America Corp.	3,644,325	49,271,274
Citigroup Inc.	1,898,026	79,242,586
JPMorgan Chase & Co.	1,114,833	66,020,410
U.S. Bancorp	184,454	7,486,988

	Shares	Value

Diversified Banks–(continued)

Wells Fargo & Co.	716,550	$ 34,652,358
		236,673,616

Drug Retail–0.51%

CVS Health Corp.	90,192	9,355,616

Electric Utilities–0.54%

FirstEnergy Corp.	275,998	9,927,648

Electrical Components & Equipment–1.59%

Emerson Electric Co.	537,850	29,248,283

Electronic Components–0.15%

Corning Inc.	133,725	2,793,515

General Merchandise Stores–1.27%

Target Corp.	284,286	23,391,052

Health Care Equipment–0.77%

Medtronic PLC	187,614	14,071,050

Health Care Services–0.84%

Express Scripts Holding Co. (b)	224,048	15,389,857

Hotels, Resorts & Cruise Lines–2.95%

Carnival Corp.	1,027,771	54,235,476

Hypermarkets & Super Centers–1.06%

Wal-Mart Stores, Inc.	284,168	19,462,666

Industrial Conglomerates–1.97%

General Electric Co.	1,140,684	36,262,344

Industrial Machinery–0.65%

Ingersoll-Rand PLC	193,560	12,002,656

Integrated Oil & Gas–8.34%

BP PLC -ADR (United Kingdom)	966,278	29,162,270
Chevron Corp.	312,531	29,815,457
Occidental Petroleum Corp.	244,723	16,746,395
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	735,341	35,627,271
Suncor Energy, Inc. (Canada)	1,508,470	41,950,551
		153,301,944

Integrated Telecommunication Services–0.99%

Frontier Communications Corp.	3,254,614	18,193,292

Internet Software & Services–2.06%

eBay Inc. (b)	1,029,946	24,574,512
Yahoo! Inc. (b)	358,266	13,187,771
		37,762,283

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

	Shares	Value

Investment Banking & Brokerage–2.25%

Goldman Sachs Group, Inc. (The)	113,953	$ 17,888,342
Morgan Stanley	938,057	23,460,805
		41,349,147

Leisure Products–0.47%

Mattel, Inc.	254,861	8,568,427

Life & Health Insurance–2.76%

Aflac, Inc.	378,481	23,897,290
MetLife, Inc.	611,692	26,877,747
		50,775,037

Managed Health Care–1.11%

Anthem, Inc.	146,384	20,345,912

Movies & Entertainment–2.78%

Time Warner Inc.	118,743	8,614,805
Twenty-First Century Fox, Inc. -Class B	765,372	21,583,490
Viacom Inc. -Class B	505,990	20,887,267
		51,085,562

Multi-Utilities–0.75%

PG&E Corp.	231,001	13,795,380

Oil & Gas Drilling–0.45%

Noble Corp. PLC (United Kingdom)	803,205	8,313,172

Oil & Gas Equipment & Services–2.49%

Halliburton Co.	452,120	16,149,726
Weatherford International PLC (b)	3,811,364	29,652,412
		45,802,138

Oil & Gas Exploration & Production–3.66%

Canadian Natural Resources Ltd. (Canada)	524,895	14,200,117
Devon Energy Corp.	743,713	20,407,485
Hess Corp.	383,072	20,168,741
QEP Resources Inc.	887,440	12,521,778
		67,298,121

Packaged Foods & Meats–0.37%

Mondelez International, Inc. -Class A	169,132	6,785,576

Paper Packaging–1.08%

International Paper Co.	484,120	19,868,285

Personal Products–0.55%

Unilever N.V. -New York Shares (United Kingdom)	226,039	10,099,423

Pharmaceuticals–6.21%

Merck & Co., Inc.	575,324	30,440,393
Novartis AG (Switzerland)	225,834	16,313,205
Pfizer Inc.	1,207,961	35,803,964
Roche Holding AG -ADR (Switzerland)	480,254	14,837,880

	Shares	Value

Pharmaceuticals–(continued)

Sanofi -ADR (France)	414,789	$ 16,657,926
		114,053,368

Property & Casualty Insurance–1.43%

Allstate Corp. (The)	391,318	26,363,094

Regional Banks–3.67%

Citizens Financial Group Inc.	651,951	13,658,373
Fifth Third Bancorp	1,385,814	23,129,236
PNC Financial Services Group, Inc. (The)	362,696	30,673,201
		67,460,810

Semiconductors–1.49%

Intel Corp.	787,410	25,472,714
QUALCOMM, Inc.	35,380	1,809,333
		27,282,047

Soft Drinks–1.02%

Coca-Cola Co. (The)	404,009	18,741,978

Systems Software–2.88%

Microsoft Corp.	553,039	30,544,344
Symantec Corp.	1,218,810	22,401,728
		52,946,072

Technology Hardware, Storage & Peripherals–2.12%

HP Inc.	788,815	9,718,201
NetApp, Inc.	1,072,262	29,262,030
		38,980,231
Total Common Stocks & Other Equity Interests (Cost $1,705,217,631)		1,742,712,692

Money Market Funds–4.86%

Liquid Assets Portfolio –Institutional Class, 0.45% (c)	44,676,539	44,676,539
Premier Portfolio –Institutional Class, 0.40% (c)	44,676,539	44,676,539
Total Money Market Funds (Cost $89,353,078)		89,353,078
TOTAL INVESTMENTS–99.68% (Cost $1,794,570,709)		1,832,065,770
OTHER ASSETS LESS LIABILITIES–0.32%		5,790,575
NET ASSETS–100.00%		$ 1,837,856,345

Investment Abbreviations:

ADR             —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Comstock Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Comstock Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,815,752,565	$16,313,205	$—	$1,832,065,770
Forward Foreign Currency Contracts*	—	(4,071,373)	—	(4,071,373)
Total Investments	$1,815,752,565	$12,241,832	$—	$1,827,994,397
* Unrealized appreciation (depreciation).

Invesco V.I. Comstock Fund

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
04/15/16	Barclays Bank PLC	EUR	9,589,383	USD	10,623,023	$10,916,142	$ (293,119)
04/15/16	Candian Imperial Bank of Commerce	CAD	15,259,919	USD	11,413,595	11,751,774	(338,179)
04/15/16	Candian Imperial Bank of Commerce	CHF	6,622,420	USD	6,699,057	6,891,717	(192,660)
04/15/16	Candian Imperial Bank of Commerce	EUR	9,589,383	USD	10,634,070	10,916,142	(282,072)
04/15/16	Candian Imperial Bank of Commerce	GBP	4,346,886	USD	6,118,894	6,243,928	(125,034)
04/15/16	Deutsche Bank Securities Inc.	CAD	15,259,755	USD	11,416,845	11,751,647	(334,802)
04/15/16	Deutsche Bank Securities Inc.	CHF	6,622,420	USD	6,696,348	6,891,718	(195,370)
04/15/16	Deutsche Bank Securities Inc.	EUR	9,589,383	USD	10,623,550	10,916,141	(292,591)
04/15/16	Deutsche Bank Securities Inc.	GBP	4,346,886	USD	6,113,243	6,243,928	(130,685)
04/15/16	Goldman Sachs International	CAD	15,259,755	USD	11,416,862	11,751,647	(334,785)
04/15/16	Goldman Sachs International	CHF	6,622,520	USD	6,695,839	6,891,821	(195,982)
04/15/16	Goldman Sachs International	EUR	9,589,453	USD	10,632,316	10,916,221	(283,905)
04/15/16	Goldman Sachs International	GBP	4,346,881	USD	6,117,601	6,243,921	(126,320)
04/15/16	RBC Capital Markets Corp.	CAD	15,259,755	USD	11,411,210	11,751,647	(340,437)
04/15/16	RBC Capital Markets Corp.	CHF	6,622,421	USD	6,696,687	6,891,718	(195,031)
04/15/16	RBC Capital Markets Corp.	EUR	9,589,382	USD	10,632,390	10,916,140	(283,750)
04/15/16	RBC Capital Markets Corp.	GBP	4,346,887	USD	6,117,278	6,243,929	(126,651)
Total Forward Foreign Currency Contracts—Currency Risk							$ (4,071,373)

  Currency Abbreviations:

CAD	— Canadian Dollar	GBP	— British Pound Sterling
CHF	— Swiss Franc	USD	— U.S. Dollar
EUR	— Euro

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $76,233,862 and $89,900,719, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 250,173,876
Aggregate unrealized (depreciation) of investment securities	(213,542,450)
Net unrealized appreciation of investment securities	$ 36,631,426
Cost of investments for tax purposes is $1,795,434,344.

Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	VICEQ-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.70%

Advertising–1.46%

Publicis Groupe S.A. (France)	229,525	$ 16,084,551

Aerospace & Defense–1.07%

United Technologies Corp.	118,493	11,861,149

Air Freight & Logistics–1.31%

United Parcel Service, Inc. -Class B	137,496	14,501,703

Apparel, Accessories & Luxury Goods–2.45%

LVMH Moet Hennessy Louis Vuitton S.E. (France)	79,499	13,613,920
PVH Corp.	135,102	13,383,204
		26,997,124

Asset Management & Custody Banks–1.56%

Northern Trust Corp.	264,316	17,225,474

Auto Parts & Equipment–1.04%

Johnson Controls, Inc.	293,862	11,451,802

Biotechnology–4.44%

AbbVie Inc.	264,599	15,113,895
Biogen Inc. (b)	59,320	15,442,182
Celgene Corp. (b)	184,672	18,483,821
		49,039,898

Brewers–1.02%

Molson Coors Brewing Co. -Class B	116,599	11,214,492

Cable & Satellite–2.25%

Comcast Corp. -Class A	405,950	24,795,426

Communications Equipment–1.16%

F5 Networks, Inc. (b)	121,056	12,813,778

Consumer Finance–2.91%

American Express Co.	523,912	32,168,197

Department Stores–0.99%

Macy’s, Inc.	246,934	10,887,320

Distillers & Vintners–1.27%

Diageo PLC (United Kingdom)	517,521	13,967,197

Diversified Banks–3.08%

Svenska Handelsbanken AB -Class A (Sweden)	1,231,607	15,575,033
U.S. Bancorp	454,011	18,428,306
		34,003,339

Electric Utilities–1.43%

Duke Energy Corp.	195,444	15,768,422

Electrical Components & Equipment–2.08%

Eaton Corp. PLC	366,537	22,930,555

	Shares	Value

Electronic Manufacturing Services–1.94%

TE Connectivity Ltd. (Switzerland)	345,720	$ 21,406,982

Health Care Facilities–1.50%

HCA Holdings, Inc. (b)	212,080	16,552,844

Health Care Services–1.10%

Express Scripts Holding Co. (b)	176,025	12,091,157

Home Improvement Retail–1.28%

Home Depot, Inc. (The)	106,236	14,175,069

Household Appliances–0.89%

Whirlpool Corp.	54,617	9,849,630

Household Products–1.50%

Procter & Gamble Co. (The)	201,606	16,594,190

Hypermarkets & Super Centers–1.53%

Wal-Mart Stores, Inc.	246,821	16,904,770

Industrial Conglomerates–1.34%

General Electric Co.	463,701	14,741,055

Industrial Machinery–2.30%

Illinois Tool Works Inc.	138,118	14,148,808
Stanley Black & Decker Inc.	107,387	11,298,186
		25,446,994

Insurance Brokers–2.72%

Marsh & McLennan Cos., Inc.	493,879	30,022,904

Integrated Oil & Gas–1.45%

Exxon Mobil Corp.	190,999	15,965,606

Internet Software & Services–0.99%

Alphabet Inc. -Class C (b)	14,728	10,971,624

Investment Banking & Brokerage–1.08%

Charles Schwab Corp. (The)	426,481	11,949,998

IT Consulting & Other Services–3.37%

Cognizant Technology Solutions Corp. -Class A (b)	219,038	13,733,683
International Business Machines Corp.	155,082	23,487,169
		37,220,852

Life & Health Insurance–1.40%

AIA Group Ltd. (Hong Kong)	2,725,400	15,441,011

Life Sciences Tools & Services–2.46%

Thermo Fisher Scientific, Inc.	191,591	27,127,370

Movies & Entertainment–1.39%

Twenty-First Century Fox, Inc. -Class A	552,031	15,390,624

Multi-Sector Holdings–2.40%

Berkshire Hathaway Inc. -Class A (b)	124	26,467,800

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Equity Fund

	Shares	Value

Multi-Utilities–1.89%

WEC Energy Group, Inc.	348,185	$ 20,915,473

Oil & Gas Equipment & Services–1.03%

Halliburton Co.	318,040	11,360,389

Oil & Gas Exploration & Production–3.74%

Cabot Oil & Gas Corp.	647,222	14,698,412
Concho Resources Inc. (b)	129,658	13,100,644
EOG Resources, Inc.	185,701	13,478,179
		41,277,235

Packaged Foods & Meats–1.30%

Danone (France)	202,978	14,409,223

Pharmaceuticals–6.03%

Allergan PLC (b)	52,327	14,025,206
Eli Lilly and Co.	160,128	11,530,817
Merck & Co., Inc.	299,622	15,853,000
Shire PLC -ADR (Ireland)	79,057	13,589,899
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	216,577	11,589,035
		66,587,957

Property & Casualty Insurance–3.13%

Progressive Corp. (The)	983,459	34,558,749

Semiconductor Equipment–1.47%

Applied Materials, Inc.	766,873	16,242,370

Semiconductors–8.03%

Analog Devices, Inc.	462,704	27,387,450
QUALCOMM, Inc.	456,440	23,342,341
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	7,578,823	37,874,008
		88,603,799

Soft Drinks–1.34%

Coca-Cola Co. (The)	320,042	14,846,748

Systems Software–3.15%

Microsoft Corp.	405,360	22,388,033
Oracle Corp.	303,203	12,404,035
		34,792,068

Wireless Telecommunication Services–1.43%

Vodafone Group PLC -ADR (United Kingdom)	491,761	15,760,940
Total Common Stocks & Other Equity Interests (Cost $825,381,526)		1,023,385,858

	Shares	Value

Money Market Funds–7.18%

Liquid Assets Portfolio –Institutional Class, 0.45% (c)	39,616,083	$ 39,616,083
Premier Portfolio –Institutional Class, 0.40% (c)	39,616,084	39,616,084
Total Money Market Funds (Cost $79,232,167)		79,232,167
TOTAL INVESTMENTS–99.88% (Cost $904,613,693)		1,102,618,025
OTHER ASSETS LESS LIABILITIES–0.12%		1,365,620
NET ASSETS–100.00%		$ 1,103,983,645

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,004,708,013	$97,910,012	$—	$1,102,618,025

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $48,634,188 and $93,789,230, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 220,052,573
Aggregate unrealized (depreciation) of investment securities	(25,386,733)
Net unrealized appreciation of investment securities	$ 194,665,840
Cost of investments for tax purposes is $907,952,185.

Invesco V.I. Core Equity Fund

Invesco V.I. Core Plus Bond Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	VICPB-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2016

(Unaudited)

	Principal Amount	Value

Bonds and Notes–67.63%

Aerospace & Defense–0.08%

Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	$6,000	$ 6,015
TransDigm Group Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 05/15/2025	7,000	6,877
		12,892

Agricultural & Farm Machinery–0.40%

John Deere Capital Corp., Sr. Unsec. Medium Term Notes, 3.90%, 07/12/2021	51,000	55,488
Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	7,000	5,635
		61,123

Agricultural Products–0.22%

Bunge Ltd. Finance Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 11/24/2020	33,000	33,830

Airlines–2.61%

Air Canada (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(b)	10,000	10,075
American Airlines Pass Through Trust, Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 09/22/2023	32,918	32,404
Series 2016-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.58%, 01/15/2028	44,000	45,347
Series 2016-1, Class B, Sec. Third Lien Pass Through Ctfs., 5.25%, 01/15/2024	47,000	47,235
Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. First Lien Pass Through Ctfs., 9.00%, 07/08/2016	78,113	79,783
Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.95%, 05/23/2019	34,940	36,884
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, Sec. Pass Through Ctfs., 4.20%, 11/15/2027(b)	117,000	102,375
United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 09/03/2022	47,547	47,428

	Principal Amount	Value

Airlines–(continued)

US Airways Pass Through Trust, Series 2012-1, Class B, Sec. Second Lien Pass Through Ctfs., 8.00%, 10/01/2019	$835	$ 916
		402,447

Apparel Retail–0.07%

L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/01/2035	10,000	10,950

Asset Management & Custody Banks–1.72%

Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(b)	90,000	92,251
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/2043(b)	75,000	81,539
Legg Mason, Inc., Sr. Unsec. Global Notes, 4.75%, 03/15/2026	90,000	91,313
		265,103

Auto Parts & Equipment–0.11%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/2019(b)	12,000	11,880
Dana Holding Corp., Sr. Unsec. Notes, 5.50%, 12/15/2024	5,000	4,750
		16,630

Automobile Manufacturers–0.26%

General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	39,000	39,327

Automotive Retail–0.09%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/2020	12,000	13,123

Brewers–0.95%

Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 3.30%, 02/01/2023	86,000	89,434
3.65%, 02/01/2026	55,000	57,896
		147,330

Broadcasting–0.04%

Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	6,000	6,090

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Building Products–0.30%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	$2,000	$ 2,110
BMC Stock Holdings, Inc., Sr. Sec. Gtd. First Lien Notes, 9.00%, 09/15/2018(b)	14,000	14,682
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	11,000	11,220
Hardwoods Acquisition, Inc., Sr. Sec. Gtd. First Lien Notes, 7.50%, 08/01/2021 (Acquired 03/03/2015; Cost $1,920) (b)	2,000	1,380
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/2023(b)	2,000	2,120
Standard Industries Inc., Sr. Unsec. Notes, 5.38%, 11/15/2024(b)	15,000	15,300
		46,812

Cable & Satellite–2.59%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 09/30/2022	20,000	20,700
Sr. Unsec. Gtd. Notes, 5.38%, 05/01/2025(b)	2,000	2,035
CCO Safari II, LLC, Sr. Sec. First Lien Notes, 4.91%, 07/23/2025(b)	89,000	94,115
6.83%, 10/23/2055(b)	41,000	44,454
Cox Communications, Inc., Sr. Unsec. Notes, 9.38%, 01/15/2019(b)	140,000	164,485
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	15,000	13,837
Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/2018	55,000	60,499
		400,125

Casinos & Gaming–0.11%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	6,000	6,420
MGM Resorts International, Sr. Unsec. Gtd. Notes, 6.00%, 03/15/2023	3,000	3,105
7.75%, 03/15/2022	5,000	5,625
Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Global Notes, 9.75%, 09/01/2021	2,000	2,060
		17,210

Catalog Retail–1.36%

QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 4.45%, 02/15/2025	80,000	77,680
5.45%, 08/15/2034	150,000	133,007
		210,687

	Principal Amount	Value

Commercial Printing–0.04%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	$6,000	$ 6,135

Communications Equipment–0.04%

Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	5,000	5,550

Construction & Engineering–0.07%

AECOM, Sr. Unsec. Gtd. Global Notes, 5.75%, 10/15/2022	11,000	11,460

Construction Machinery & Heavy Trucks–0.24%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/2019(b)	18,000	18,315
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	3,000	2,655
6.75%, 06/15/2021	5,000	4,662
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/2021	16,000	12,040
		37,672

Construction Materials–0.03%

CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/2021(b)	1,000	936
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/2019 (Acquired 03/27/2013-07/28/2014; Cost $7,190) (b)	7,000	4,305
		5,241

Consumer Finance–0.65%

Ally Financial Inc., Sr. Unsec. Global Notes, 5.13%, 09/30/2024	3,000	3,075
Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/2025	95,000	97,977
		101,052

Department Stores–0.59%

Kohl’s Corp., Sr. Unsec. Global Notes, 5.55%, 07/17/2045	100,000	90,562

Diversified Banks–5.13%

Bank of America Corp., Series DD, Jr. Unsec. Sub. Notes, 6.30% (c)	30,000	31,050
Series Z, Jr. Unsec. Sub. Notes, 6.50% (c)	85,000	87,444
BBVA Bancomer S.A. (Mexico), Unsec. Sub. Notes, 6.75%, 09/30/2022(b)	150,000	167,557
Citigroup Inc., Series Q, Jr. Unsec. Sub. Global Notes, 5.95% (c)	40,000	38,450
Series R, Jr. Unsec. Sub. Global Notes, 6.13% (c)	65,000	65,975

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

Corp. Andina de Fomento (Supranational), Sr. Unsec. Global Notes, 4.38%, 06/15/2022	$50,000	$ 54,836
Crédit Agricole S.A. (France), Unsec. Sub. Notes, 4.38%, 03/17/2025(b)	200,000	196,784
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/2022	45,000	47,438
JPMorgan Chase & Co., Series V, Jr. Unsec. Sub. Global Notes, 5.00% (c)	40,000	38,300
Wells Fargo & Co., Series U, Jr. Unsec. Sub. Global Notes, 5.88% (c)	60,000	64,350
		792,184

Diversified Chemicals–0.02%

Chemours Co. (The), Sr. Unsec. Notes, 6.63%, 05/15/2023(b)	3,000	2,445

Diversified Metals & Mining–0.85%

Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(b)	33,000	31,020
Southern Copper Corp. (Peru), Sr. Unsec. Global Notes, 3.88%, 04/23/2025	23,000	22,108
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 5.20%, 03/01/2042	35,000	19,119
Sr. Unsec. Gtd. Notes, 4.50%, 01/15/2021	84,000	59,220
		131,467

Diversified REIT’s–1.29%

Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 01/30/2026(b)	200,000	199,262

Drug Retail–1.06%

CVS Pass Through Trust, Sr. Sec. First Lien Mortgage Pass Through Ctfs., 5.77%, 01/10/2033(b)	150,984	163,863

Electric Utilities–0.76%

Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63% (b)(c)	100,000	91,750
Southern Power Co., Sr. Unsec. Global Notes, 4.15%, 12/01/2025	25,000	25,832
		117,582

Electrical Components & Equipment–0.05%

Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	7,000	7,070

	Principal Amount	Value

Environmental & Facilities Services–0.05%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/2020	$8,000	$ 8,200

Food Retail–0.17%

Cargill, Inc., Sr. Unsec. Notes, 3.25%, 11/15/2021(b)	25,000	26,142

Forest Products–0.06%

Norbord Inc. (Canada), Sr. Sec. First Lien Notes, 5.38%, 12/01/2020(b)	8,000	8,030
Sr. Sec. Gtd. First Lien Notes, 6.25%, 04/15/2023(b)	2,000	1,952
		9,982

Gas Utilities–0.02%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Gtd. Notes, 6.75%, 06/15/2023(b)	3,000	2,685

Gold–0.83%

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 3.63%, 09/01/2016	63,000	62,867
5.95%, 03/15/2024	75,000	64,500
		127,367

Health Care Facilities–0.18%

Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	2,917	2,640
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 02/15/2020	19,000	20,881
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	4,000	4,145
		27,666

Health Care REIT’s–0.59%

HCP, Inc., Sr. Unsec. Global Notes, 4.00%, 12/01/2022	46,000	46,251
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	40,000	44,187
		90,438

Health Care Services–0.28%

MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/2022(b)	7,000	7,315
Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/2017	35,000	35,467
		42,782

Home Entertainment Software–0.27%

Electronic Arts Inc., Sr. Unsec. Global Notes, 3.70%, 03/01/2021	40,000	41,647

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Homebuilding–1.12%

AV Homes, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/2019	$5,000	$ 4,925
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/2020(b)	6,000	5,040
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/2019(b)	10,000	6,675
8.00%, 11/01/2019(b)	4,000	2,375
Lennar Corp., Sr. Unsec. Gtd. Notes, 4.88%, 12/15/2023	8,000	8,030
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	165,000	129,431
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	3,000	3,022
7.15%, 04/15/2020	2,000	2,123
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2025	12,000	11,940
		173,561

Hotel and Resort REIT’s–0.82%

Hospitality Properties Trust, Sr. Unsec. Global Notes, 4.25%, 02/15/2021	90,000	91,515
Host Hotels & Resorts L.P., Series F, Sr. Unsec. Global Notes, 4.50%, 02/01/2026	35,000	35,426
		126,941

Hotels, Resorts & Cruise Lines–0.17%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/2022	4,000	4,259
Marriott International, Inc., Sr. Unsec. Global Notes, 3.75%, 10/01/2025	21,000	21,599
		25,858

Housewares & Specialties–1.56%

Newell Rubbermaid Inc., Sr. Unsec. Global Notes, 3.85%, 04/01/2023	122,000	126,575
5.38%, 04/01/2036	40,000	43,063
5.50%, 04/01/2046	66,000	71,902
		241,540

Independent Power Producers & Energy Traders–0.05%

Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 5.88%, 01/15/2024(b)	2,000	2,115
Sr. Unsec. Global Notes, 5.50%, 02/01/2024	6,000	5,790
		7,905

Industrial Machinery–0.42%

Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/2054	75,000	64,933

	Principal Amount	Value

Industrial REIT’s–1.25%

PLA Administradora Industrial, S. de R.L. de C.V. (Mexico), Sr. Unsec. Notes, 5.25%, 11/10/2022(b)	$200,000	$ 193,437

Integrated Oil & Gas–0.40%

Occidental Petroleum Corp., Sr. Unsec. Global Notes, 3.40%, 04/15/2026	39,000	39,411
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/2035	23,000	22,357
		61,768

Integrated Telecommunication Services–1.22%

AT&T Inc., Sr. Unsec. Global Notes, 4.75%, 05/15/2046	44,000	42,991
Sr. Unsec. Notes, 4.45%, 04/01/2024	30,000	32,502
Frontier Communications Corp., Sr. Unsec. Notes, 8.88%, 09/15/2020(b)	2,000	2,100
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.84%, 04/28/2023	2,000	2,095
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	20,000	20,600
Verizon Communications Inc., Sr. Unsec. Global Notes, 5.01%, 08/21/2054	58,000	59,054
5.15%, 09/15/2023	25,000	28,822
		188,164

Internet Retail–0.42%

Expedia, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2026(b)	65,000	65,258

Investment Banking & Brokerage–1.45%

Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	34,000	35,291
Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00% (c)	45,000	51,638
Goldman Sachs Group, Inc. (The), Series L, Jr. Unsec. Sub. Notes, 5.70% (c)	55,000	53,419
Stifel Financial Corp., Sr. Unsec. Notes, 3.50%, 12/01/2020	83,000	82,996
		223,344

Life & Health Insurance–3.29%

Manulife Financial Corp. (Canada), Sr. Unsec. Global Notes, 5.38%, 03/04/2046	60,000	62,932
MetLife, Inc., Series C, Jr. Unsec. Sub. Global Notes, 5.25% (c)	65,000	62,563
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	165,000	181,651
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/2038	130,000	143,162

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Life & Health Insurance–(continued)

TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 4.13%, 11/01/2024(b)	$55,000	$ 56,965
		507,273

Life Sciences Tools & Services–0.01%

Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/2023(b)	2,000	2,055

Managed Health Care–1.01%

Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	45,000	48,540
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	100,000	108,087
		156,627

Marine–0.06%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/2021 (Acquired 10/29/2013-07/16/2015; Cost $14,255) (b)	14,000	9,380

Metal & Glass Containers–0.03%

Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 6.00%, 10/15/2022(b)	3,000	3,150
Sr. Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	2,000	2,067
		5,217

Movies & Entertainment–0.03%

Mediacom Broadband LLC/Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 04/15/2021	5,000	5,063

Multi-Line Insurance–2.59%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/2019	180,000	218,547
American International Group, Inc., Sr. Unsec. Global Notes, 3.90%, 04/01/2026	85,000	85,447
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	100,000	95,816
		399,810

Multi-Sector Holdings–0.48%

BNSF Railway Co. Pass Through Trust, Series 2015-1, Sr. Sec. First Lien Pass-Through Ctfs., 3.44%, 06/16/2028(b)	72,608	74,711

Multi-Utilities–0.39%

Enable Midstream Partners L.P., Sr. Unsec. Gtd. Global Notes, 3.90%, 05/15/2024	75,000	59,484

	Principal Amount	Value

Office REIT’s–0.30%

Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/2024	$45,000	$ 45,583

Office Services & Supplies–0.69%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/2024	35,000	36,077
Steelcase, Inc., Sr. Unsec. Global Bonds, 6.38%, 02/15/2021	63,000	71,102
		107,179

Oil & Gas Drilling–0.15%

Rowan Cos., Inc., Sr. Unsec. Gtd. Notes, 5.85%, 01/15/2044	39,000	22,815

Oil & Gas Equipment & Services–0.25%

Petrofac Ltd. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.40%, 10/10/2018(b)	41,000	38,140

Oil & Gas Exploration & Production–4.63%

Anadarko Petroleum Corp., Sr. Unsec. Global Notes, 5.95%, 09/15/2016	75,000	76,384
Sr. Unsec. Notes, 4.85%, 03/15/2021	41,000	41,673
5.55%, 03/15/2026	48,000	48,562
6.38%, 09/15/2017	154,000	162,004
6.60%, 03/15/2046	76,000	77,847
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2022	4,000	3,940
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 4.20%, 03/15/2021	152,000	158,928
4.95%, 03/15/2026	34,000	35,392
Hess Corp., Sr. Unsec. Global Notes, 1.30%, 06/15/2017	48,000	47,663
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/2022(b)	8,000	8,000
Pioneer Natural Resources Co., Sr. Unsec. Notes, 5.88%, 07/15/2016	21,000	21,223
6.65%, 03/15/2017	30,000	31,183
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/2022	2,000	1,470
		714,269

Oil & Gas Storage & Transportation–2.53%

Enbridge Inc. (Canada), Sr. Unsec. Notes, 5.60%, 04/01/2017	72,000	73,457
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	2,000	1,715

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Energy Transfer Partners, L.P., Sr. Unsec. Global Notes, 4.65%, 06/01/2021	$26,000	$ 25,260
Sr. Unsec. Notes, 4.75%, 01/15/2026	33,000	30,325
5.15%, 03/15/2045	51,000	40,233
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.75%, 02/15/2025	74,000	74,197
EQT Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 4.00%, 08/01/2024	65,000	56,553
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Notes, 5.40%, 09/01/2044	74,000	64,312
Southern Natural Gas Co., L.L.C., Sr. Unsec. Gtd. Notes, 5.90%, 04/01/2017(b)	18,000	18,578
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2021	4,000	3,940
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/2019	3,000	1,935
		390,505

Other Diversified Financial Services–1.05%

Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/2020(b)	100,000	110,781
Voya Financial, Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/2053	55,000	51,700
		162,481

Packaged Foods & Meats–0.03%

Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/2022	4,000	4,255

Paper Packaging–1.24%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	2,000	2,040
Klabin Finance S.A. (Brazil), Sr. Unsec. Gtd. Notes, 5.25%, 07/16/2024(b)	200,000	188,825
		190,865

Paper Products–0.07%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	12,000	11,490

Pharmaceuticals–1.10%

Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/2097	74,000	112,096

	Principal Amount	Value

Pharmaceuticals–(continued)

Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2023(b)	$10,000	$ 7,950
5.63%, 12/01/2021(b)	9,000	7,133
Zoetis, Inc., Sr. Unsec. Global Notes, 4.50%, 11/13/2025	40,000	42,713
		169,892

Property & Casualty Insurance–1.12%

Allstate Corp. (The), Unsec. Sub. Global Deb., 5.75%, 08/15/2053	75,000	76,500
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/2037(b)	45,000	49,387
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/2019	40,000	46,735
		172,622

Regional Banks–0.96%

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	8,000	8,140
5.00%, 08/01/2023	2,000	2,020
Fifth Third Bancorp, Unsec. Sub. Notes, 4.30%, 01/16/2024	55,000	58,084
Series J, Jr. Unsec. Sub. Notes, 4.90% (c)	45,000	39,375
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	35,000	40,719
		148,338

Reinsurance–0.41%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	60,000	63,548

Renewable Electricity–0.24%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	36,000	36,829

Residential REIT’s–0.78%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/2022	115,000	120,111

Restaurants–0.70%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	104,000	108,550

Security & Alarm Services–0.15%

Tyco International Finance S.A., Sr. Unsec. Gtd. Global Notes, 3.90%, 02/14/2026	23,000	23,403

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Semiconductors–1.37%

NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 03/15/2023(b)	$200,000	$ 211,750

Soft Drinks–0.72%

PepsiCo Inc., Sr. Unsec. Global Notes, 3.00%, 08/25/2021	70,000	74,646
4.45%, 04/14/2046	33,000	36,846
		111,492

Sovereign Debt–0.50%

Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 4.00%, 10/02/2023	14,000	14,700
Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 4.13%, 08/25/2027	8,000	8,408
Poland Government International Bond (Poland), Sr. Unsec. Global Notes, 3.25%, 04/06/2026	34,000	33,956
Uruguay Government International Bond (Uruguay), Sr. Unsec. Global Notes, 4.38%, 10/27/2027	20,000	20,600
		77,664

Specialized Finance–3.20%

Air Lease Corp., Sr. Unsec. Global Notes, 3.88%, 04/01/2021	85,000	86,434
Aircastle Ltd., Sr. Unsec. Notes, 5.13%, 03/15/2021	6,000	6,285
5.50%, 02/15/2022	7,000	7,315
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/2022	10,000	10,922
Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/2020	110,000	123,363
Sr. Unsec. Global Notes, 2.75%, 07/15/2019	45,000	46,201
4.88%, 02/15/2024	158,000	174,229
5.25%, 07/15/2044	35,000	39,077
		493,826

Specialized REIT’s–2.37%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022	6,000	6,255
EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.50%, 04/01/2025	43,000	41,774
7.75%, 07/15/2020	253,000	293,767
Sr. Unsec. Gtd. Notes, 5.75%, 08/15/2022	20,000	21,638
Equinix Inc., Sr. Unsec. Notes, 5.38%, 04/01/2023	2,000	2,080
		365,514

	Principal Amount	Value

Specialty Stores–0.19%

Tiffany & Co., Sr. Unsec. Global Notes, 3.80%, 10/01/2024	$29,000	$29,408

Steel–0.10%

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 8.25%, 11/01/2019(b)	4,000	3,840
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/2021	2,000	2,040
5.50%, 10/01/2024	9,000	9,202
		15,082

Technology Distributors–0.23%

Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	35,000	35,417

Technology Hardware, Storage & Peripherals–0.40%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds, 4.75%, 01/01/2025	45,000	35,241
5.75%, 12/01/2034	38,000	27,170
		62,411

Trading Companies & Distributors–0.03%

United Rentals North America Inc., Sr. Unsec. Gtd. Notes, 6.13%, 06/15/2023	5,000	5,206

Trucking–0.15%

OPE KAG Finance Sub Inc., Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	5,000	5,012
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.45%, 11/15/2021	17,000	17,377
		22,389

Wireless Telecommunication Services–1.02%

Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(b)	120,000	130,897
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/2020(b)	27,000	27,135
		158,032
Total Bonds and Notes (Cost $10,318,185)		10,443,528

U.S. Government Sponsored Agency Mortgage-Backed Securities–26.82%

Collateralized Mortgage Obligations–0.53%

Ginnie Mae REMICs, IO, 1.59%, 09/20/2064(d)	322,668	30,250
1.69%, 12/20/2064(d)	540,503	52,024
		82,274

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–6.77%

Pass Through Ctfs., 6.50%, 05/01/2016 to 08/01/2032	$2,418	$2,752
6.00%, 05/01/2017 to 06/01/2017	804	818
5.50%, 09/01/2017	1,772	1,805
Pass Through Ctfs., TBA, 3.50%, 04/01/2046(e)	240,000	251,241
4.00%, 04/01/2046(e)	738,000	787,700
		1,044,316

Federal National Mortgage Association (FNMA)–13.89%

Pass Through Ctfs., 6.50%, 02/01/2017 to 09/01/2031	1,334	1,573
7.00%, 05/01/2017 to 09/01/2032	11,075	11,750
5.00%, 11/01/2018	5,029	5,218
7.50%, 04/01/2029	3,550	4,027
Pass Through Ctfs., TBA, 2.50%, 04/01/2031(e)	221,000	226,888
3.00%, 04/01/2031 to 04/01/2046(e)	638,000	658,042
3.50%, 04/01/2031 to 04/01/2046(e)	557,000	584,572
4.50%, 04/01/2046(e)	600,000	652,969
		2,145,039

Government National Mortgage Association (GNMA)–5.63%

Pass Through Ctfs., 7.50%, 06/15/2023	3,080	3,367
8.50%, 11/15/2024	1,171	1,176
7.00%, 07/15/2031 to 08/15/2031	1,323	1,575
6.50%, 11/15/2031 to 03/15/2032	2,759	3,167
6.00%, 11/15/2032	1,292	1,495
Pass Through Ctfs., TBA, 3.00%, 04/01/2046(e)	220,000	227,911
3.50%, 04/01/2046(e)	382,000	403,756
4.00%, 04/01/2046(e)	212,000	226,633
		869,080
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $4,143,582)		4,140,709

U.S. Treasury Securities–14.79%

U.S. Treasury Bills–0.65%

0.25%, 05/26/2016(g)(f)	15,000	14,996
0.29%, 05/26/2016(g)(f)	85,000	84,978
		99,974

U.S. Treasury Notes–9.46%

1.13%, 02/28/2021	760,100	757,459
1.50%, 02/28/2023	56,600	56,468
1.63%, 02/15/2026	655,100	646,034
		1,459,961

U.S. Treasury Bonds–4.68%

3.00%, 11/15/2045	669,600	723,244
Total U.S. Treasury Securities (Cost $2,275,051)		2,283,179

	Principal Amount	Value

Asset-Backed Securities–8.99%

Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, Variable Rate Pass Through Ctfs., 2.84%, 02/25/2035(d)	$22,355	$22,094
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, Pass Through Ctfs., 3.99%, 09/15/2048	70,000	74,509
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.34%, 05/15/2032(b)(d)	230,000	219,497
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 3.09%, 03/25/2035(d)	115,046	114,860
Commercial Mortgage Trust, Series 2015-CR23, Class CMB, Variable Rate Pass Through Ctfs., 3.81%, 05/10/2048(b)(d)	150,000	148,636
Series 2015-CR25, Class B, Variable Rate Pass Through Ctfs., 4.70%, 08/10/2048(d)	72,000	73,441
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.75%, 09/26/2034(b)(d)	7,070	7,068
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, Floating Rate Pass Through Ctfs., 3.29%, 04/19/2036(d)	130,757	118,240
MAPS CLO Fund II Ltd. (Cayman Islands), Series 2007-2A, Class A2, Floating Rate Pass Through Ctfs., 1.07%, 07/20/2022(b)(d)	250,000	241,162
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 2.39%, 11/25/2035(d)	34,266	33,105
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, Floating Rate Pass Through Ctfs., 2.80%, 09/25/2034(d)	40,423	39,899
Series 2004-16, Class 2A, Floating Rate Pass Through Ctfs., 2.63%, 11/25/2034(d)	52,867	51,665
Series 2004-16, Class 5A3, Variable Rate Pass Through Ctfs., 2.68%, 11/25/2034(d)	15,811	15,076
Thornburg Mortgage Securities Trust, Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 2.48%, 07/25/2045(d)	53,735	51,920
Series 2005-1, Class A3, Floating Rate Pass Through Ctfs., 2.53%, 04/25/2045(d)	115,923	114,371
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.85%, 12/25/2034(d)	63,589	63,228
Total Asset-Backed Securities (Cost $1,396,715)		1,388,771

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Shares	Value

Preferred Stocks–1.25%

Investment Banking & Brokerage–0.88%

Morgan Stanley, Series F, 6.88% Pfd.	5,000	$ 135,700

Reinsurance–0.37%

Reinsurance Group of America, Inc., 6.20% Unsec. Sub. Pfd.	2,000	56,760
Total Preferred Stocks (Cost $175,000)		192,460

	Principal Amount

Municipal Obligations–0.70%

Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/2017(h)	$65,000	45,506
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057	50,000	62,063
Total Municipal Obligations (Cost $114,523)		107,569

	Shares	Value

Common Stocks & Other Equity Interests–0.00%

Broadcasting–0.00%

Adelphia Communications Corp. (i)	900	$ 450
Adelphia Recovery Trust -Series ACC-1 (i)	87,412	201
Total Common Stocks & Other Equity Interests (Cost $22,181)		651

Money Market Funds–5.33%

Liquid Assets Portfolio –Institutional Class, 0.45% (j)	411,584	411,584
Premier Portfolio –Institutional Class, 0.40% (j)	411,583	411,583
Total Money Market Funds (Cost $823,167)		823,167
TOTAL INVESTMENTS–125.51% (Cost $19,268,404)		19,380,034
OTHER ASSETS LESS LIABILITIES–(25.51)%		(3,938,681)
NET ASSETS–100.00%		$ 15,441,353

Investment Abbreviations:

Ctfs.	— Certificates	REIT	— Real Estate Investment Trust

Deb.	— Debentures	REMICS	— Real Estate Mortgage Investment Conduits

Gtd.	— Guaranteed	Sec.	— Secured

IO	— Interest Only	Sr.	— Senior

Jr.	— Junior	Sub.	— Subordinated

Pfd.	— Preferred	TBA	— To Be Announced

RB	— Revenue Bonds	Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2016 was $3,852,722, which represented 24.95% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2016.

(e)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1F.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at March 31, 2016 represented less than 1% of the Fund’s Net Assets.

(i)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Core Plus Bond Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk

Invesco V.I. Core Plus Bond Fund

E.	Futures Contracts – (continued)

with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Invesco V.I. Core Plus Bond Fund

G.	Swap Agreements – (continued)

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of March 31, 2016 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

H.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Core Plus Bond Fund

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,015,627	$201	$450	$1,016,278
U.S. Treasury Securities	—	2,283,179	—	2,283,179
Corporate Debt Securities	—	10,365,864	—	10,365,864
U.S. Government Sponsored Agency Securities	—	4,140,709	—	4,140,709
Asset-Backed Securities	—	1,388,771	—	1,388,771
Municipal Obligations	—	107,569	—	107,569
Foreign Sovereign Debt Securities	—	77,664	—	77,664
	1,015,627	18,363,957	450	19,380,034
Futures Contracts*	21,251	—	—	21,251
Swap Agreements*	—	(6,690)	—	(6,690)
Total Investments	$1,036,878	$18,357,267	$450	$19,394,595

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2016:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements (a)	$ —	$(6,690)
Interest rate risk:
Futures contracts (a)	24,099	(2,848)
Total	$24,099	$(9,538)

(a)	Includes cumulative appreciation (depreciation) of swap agreements and futures contracts.

Effect of Derivative Investments for the three months ended March 31, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Credit Risk	$ —	$ (1,624)
Interest Rate Risk	(156,224)	—
Change in Net Unrealized Appreciation:
Credit Risk	—	1,616
Interest Rate Risk	20,372	—
Total	$(135,852)	$ (8)

Invesco V.I. Core Plus Bond Fund

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$6,785,823	$250,000

Open Futures Contracts

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	4	June-2016	$ 875,000	$ (1,071)
U.S. Treasury 5 Year Notes	Long	18	June-2016	2,180,953	(1,777)
U.S. Treasury 10 Year Notes	Short	19	June-2016	(2,477,422)	8,658
U.S. Treasury 30 Year Bonds	Long	1	June-2016	164,438	1,622
U.S. Treasury Ultra Bonds	Short	7	June-2016	(1,207,719)	13,819
Total Futures Contracts—Interest Rate Risk					$ 21,251

Open Over-The-Counter Credit Default Swap Agreements - Credit Risk

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.44%	$250,000	$4,972	$(6,690)

(a)	Implied credit spreads represent the current level as of March 31, 2016 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $21,162,619 and $21,574,418, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $6,298,954 and $6,124,894, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$478,449
Aggregate unrealized (depreciation) of investment securities	(367,209)
Net unrealized appreciation of investment securities	$111,240
Cost of investments for tax purposes is $19,268,794.

Invesco V.I. Core Plus Bond Fund

Invesco V.I. Diversified Dividend Fund
Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us VIDDI-QTR-1 03/16	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.27%

Aerospace & Defense–2.51%

General Dynamics Corp.	47,444	$ 6,232,718
Raytheon Co.	54,923	6,735,208
		12,967,926

Air Freight & Logistics–0.68%

United Parcel Service, Inc. -Class B	33,387	3,521,327

Apparel Retail–0.71%

TJX Cos., Inc. (The)	47,086	3,689,188

Apparel, Accessories & Luxury Goods–1.49%

Coach, Inc.	109,902	4,405,971
Columbia Sportswear Co.	55,248	3,319,852
		7,725,823

Asset Management & Custody Banks–1.49%

Federated Investors, Inc. -Class B	159,129	4,590,872
Legg Mason, Inc.	89,714	3,111,281
		7,702,153

Brewers–2.16%

Heineken N.V. (Netherlands)	123,277	11,172,564

Building Products–0.63%

Masco Corp.	103,332	3,249,791

Construction Machinery & Heavy Trucks–0.69%

Joy Global Inc.	222,039	3,568,167

Consumer Finance–1.91%

American Express Co.	161,465	9,913,951

Data Processing & Outsourced Services–0.91%

Automatic Data Processing, Inc.	52,544	4,713,722

Department Stores–0.64%

Marks & Spencer Group PLC (United Kingdom)	568,647	3,306,000

Drug Retail–1.70%

Walgreens Boots Alliance, Inc.	104,205	8,778,229

Electric Utilities–8.45%

American Electric Power Co., Inc.	104,463	6,936,343
Duke Energy Corp.	108,317	8,739,016
Entergy Corp.	48,950	3,880,756
Exelon Corp.	368,295	13,207,059
PPL Corp.	288,432	10,980,606
		43,743,780

Electrical Components & Equipment–2.69%

ABB Ltd. (Switzerland)	332,749	6,485,067
Emerson Electric Co.	136,708	7,434,181
		13,919,248

	Shares	Value

Food Distributors–1.70%

Sysco Corp.	188,522	$ 8,809,633

Gas Utilities–0.95%

AGL Resources Inc.	75,144	4,894,880

General Merchandise Stores–1.60%

Target Corp.	100,517	8,270,539

Health Care Equipment–1.04%

Stryker Corp.	50,032	5,367,933

Homebuilding–0.00%

TopBuild Corp. (b)	1	23

Hotels, Resorts & Cruise Lines–0.79%

Accor S.A. (France)	96,375	4,083,749

Household Products–3.13%

Kimberly-Clark Corp.	55,351	7,445,263
Procter & Gamble Co. (The)	106,436	8,760,747
		16,206,010

Housewares & Specialties–1.30%

Newell Rubbermaid Inc.	151,765	6,721,672

Industrial Machinery–2.11%

Flowserve Corp.	178,973	7,948,191
Pentair PLC (United Kingdom)	55,119	2,990,757
		10,938,948

Integrated Oil & Gas–4.75%

Royal Dutch Shell PLC -Class B (United Kingdom)	209,744	5,108,792
Suncor Energy, Inc. (Canada)	380,632	10,602,179
TOTAL S.A. (France)	195,338	8,884,049
		24,595,020

Integrated Telecommunication Services–4.23%

AT&T Inc.	399,691	15,655,896
Deutsche Telekom AG (Germany)	348,823	6,261,228
		21,917,124

Investment Banking & Brokerage–0.88%

Charles Schwab Corp. (The)	162,146	4,543,331

Life & Health Insurance–0.43%

Lincoln National Corp.	56,756	2,224,835

Motorcycle Manufacturers–1.20%

Harley-Davidson, Inc.	121,393	6,231,103

Movies & Entertainment–0.84%

Time Warner Inc.	59,876	4,344,004

Multi-Line Insurance–2.25%

Hartford Financial Services Group, Inc. (The)	253,232	11,668,931

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

	Shares	Value

Multi-Utilities–3.75%

Consolidated Edison, Inc.	101,088	$ 7,745,363
Dominion Resources, Inc.	101,344	7,612,961
Sempra Energy	38,720	4,028,816
		19,387,140

Oil & Gas Drilling–0.64%

Nabors Industries Ltd.	357,634	3,290,233

Oil & Gas Equipment & Services–0.50%

Baker Hughes Inc.	59,373	2,602,319

Packaged Foods & Meats–10.10%

Campbell Soup Co.	229,109	14,614,863
General Mills, Inc.	283,741	17,974,992
Kraft Heinz Co. (The)	125,473	9,857,159
Mead Johnson Nutrition Co.	40,711	3,459,214
Mondelez International, Inc. -Class A	159,379	6,394,285
		52,300,513

Paper Packaging–2.73%

Avery Dennison Corp.	41,640	3,002,661
International Paper Co.	174,553	7,163,655
Sonoco Products Co.	81,418	3,954,472
		14,120,788

Personal Products–0.59%

L’Oreal S.A. (France)	17,124	3,060,371

Pharmaceuticals–3.17%

Bristol-Myers Squibb Co.	56,484	3,608,198
Eli Lilly and Co.	100,408	7,230,380
Johnson & Johnson	51,538	5,576,412
		16,414,990

Property & Casualty Insurance–0.79%

Travelers Cos., Inc. (The)	34,998	4,084,617

Regional Banks–5.18%

Cullen/Frost Bankers, Inc.	67,101	3,697,936
Fifth Third Bancorp	218,016	3,638,687

	Shares	Value

Regional Banks–(continued)

KeyCorp	571,233	$ 6,306,412
M&T Bank Corp.	51,479	5,714,169
Zions Bancorp.	308,397	7,466,292
		26,823,496

Restaurants–1.18%

Darden Restaurants, Inc.	91,901	6,093,036

Semiconductors–0.78%

Linear Technology Corp.	90,300	4,023,768

Soft Drinks–2.95%

Coca-Cola Co. (The)	329,234	15,273,165

Specialized REIT’s–1.10%

Weyerhaeuser Co.	184,182	5,705,958

Systems Software–0.29%

Microsoft Corp.	27,376	1,511,976

Tobacco–2.66%

Altria Group, Inc.	90,788	5,688,776
Philip Morris International Inc.	82,172	8,061,895
		13,750,671
Total Common Stocks & Other Equity Interests (Cost $357,379,787)		467,232,645

Money Market Funds–11.42%

Liquid Assets Portfolio –Institutional Class, 0.45% (c)	29,548,459	29,548,459
Premier Portfolio –Institutional Class, 0.40% (c)	29,548,460	29,548,460
Total Money Market Funds (Cost $59,096,919)		59,096,919
TOTAL INVESTMENTS–101.69% (Cost $416,476,706)		526,329,564
OTHER ASSETS LESS LIABILITIES–(1.69)%		(8,748,620)
NET ASSETS–100.00%		$ 517,580,944

Investment Abbreviations:

REIT             —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Diversified Dividend Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Diversified Dividend Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2016, there were transfers from Level 2 to Level 1 of $28,002,608, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$ 505,970,352	$ 20,359,212	$—	$ 526,329,564
Forward Foreign Currency Contracts*	—	(356,767)	—	(356,767)
Total Investments	$ 505,970,352	$ 20,002,445	$—	$ 525,972,797
*	Unrealized appreciation (depreciation).

Invesco V.I. Diversified Dividend Fund

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts

							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
05/20/16	Citigroup Global Markets Inc.	CAD	2,189,790	USD	1,661,892	$1,686,422	$(24,530)
05/20/16	Citigroup Global Markets Inc.	EUR	4,921,159	USD	5,517,071	5,608,254	(91,183)
05/20/16	Deutsche Bank Securities Inc.	CAD	2,606,837	USD	1,983,375	2,007,603	(24,228)
05/20/16	Deutsche Bank Securities Inc.	EUR	5,182,740	USD	5,804,690	5,906,358	(101,668)
05/20/16	Goldman Sachs International	CAD	2,099,813	USD	1,592,203	1,617,129	(24,926)
05/20/16	Goldman Sachs International	EUR	4,621,344	USD	5,176,348	5,266,580	(90,232)
Total Forward Foreign Currency Contracts—Currency Risk							$(356,767)

Currency Abbreviations:

CAD	—	Canadian Dollar

EUR	—	Euro

USD	—	U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $50,862,953 and $29,537,583, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 123,208,691
Aggregate unrealized (depreciation) of investment securities	(13,957,849)
Net unrealized appreciation of investment securities	$ 109,250,842
Cost of investments for tax purposes is $417,078,722.

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Equally-Weighted S&P 500 Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	MS-VIEWSP-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.92%

Advertising–0.41%

Interpublic Group of Cos., Inc. (The)	6,196	$ 142,198
Omnicom Group Inc.	1,669	138,911
		281,109

Aerospace & Defense–1.98%

Boeing Co. (The)	1,057	134,176
General Dynamics Corp.	972	127,692
Honeywell International Inc.	1,208	135,356
L-3 Communications Holdings, Inc.	1,106	131,061
Lockheed Martin Corp.	607	134,450
Northrop Grumman Corp.	692	136,947
Raytheon Co.	1,074	131,705
Rockwell Collins, Inc.	1,468	135,364
Textron Inc.	3,889	141,793
United Technologies Corp.	1,362	136,336
		1,344,880

Agricultural & Farm Machinery–0.18%

Deere & Co.	1,588	122,260

Agricultural Products–0.19%

Archer-Daniels-Midland Co.	3,601	130,752

Air Freight & Logistics–0.82%

C.H. Robinson Worldwide, Inc.	1,814	134,653
Expeditors International of Washington, Inc.	2,743	133,886
FedEx Corp.	912	148,401
United Parcel Service, Inc. -Class B	1,307	137,849
		554,789

Airlines–0.79%

American Airlines Group Inc.	3,104	127,295
Delta Air Lines, Inc.	2,764	134,551
Southwest Airlines Co.	3,042	136,282
United Continental Holdings Inc. (b)	2,259	135,224
		533,352

Alternative Carriers–0.20%

Level 3 Communications, Inc. (b)	2,535	133,975

Aluminum–0.20%

Alcoa Inc.	13,850	132,683

Apparel Retail–0.98%

Gap, Inc. (The)	4,370	128,478
L Brands, Inc.	1,526	133,998
Ross Stores, Inc.	2,274	131,665
TJX Cos., Inc. (The)	1,745	136,721
Urban Outfitters, Inc. (b)	3,982	131,764
		662,626

	Shares	Value

Apparel, Accessories & Luxury Goods–1.37%

Coach, Inc.	3,324	$ 133,259
Hanesbrands, Inc.	4,483	127,048
Michael Kors Holdings Ltd. (b)	2,253	128,331
PVH Corp.	1,506	149,185
Ralph Lauren Corp.	1,338	128,796
Under Armour, Inc. -Class A (b)	1,598	135,558
VF Corp.	1,984	128,484
		930,661

Application Software–1.01%

Adobe Systems Inc. (b)	1,532	143,702
Autodesk, Inc. (b)	2,329	135,804
Citrix Systems, Inc. (b)	1,716	134,843
Intuit Inc.	1,318	137,085
salesforce.com, inc. (b)	1,840	135,847
		687,281

Asset Management & Custody Banks–1.97%

Affiliated Managers Group, Inc. (b)	857	139,177
Ameriprise Financial, Inc.	1,423	133,776
Bank of New York Mellon Corp. (The)	3,492	128,611
BlackRock, Inc.	388	132,141
Franklin Resources, Inc.	3,436	134,176
Invesco Ltd. (c)	4,395	135,234
Legg Mason, Inc.	3,968	137,610
Northern Trust Corp.	2,006	130,731
State Street Corp.	2,275	133,133
T. Rowe Price Group Inc.	1,820	133,697
		1,338,286

Auto Parts & Equipment–0.62%

BorgWarner, Inc.	3,668	140,851
Delphi Automotive PLC (United Kingdom)	1,876	140,738
Johnson Controls, Inc.	3,519	137,135
		418,724

Automobile Manufacturers–0.39%

Ford Motor Co.	9,921	133,934
General Motors Co.	4,217	132,540
		266,474

Automotive Retail–0.96%

Advance Auto Parts, Inc.	831	133,243
AutoNation, Inc. (b)	2,579	120,388
AutoZone, Inc. (b)	165	131,454
CarMax, Inc. (b)	2,540	129,794
O’Reilly Automotive, Inc. (b)	484	132,451
		647,330

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Biotechnology–1.74%

AbbVie Inc.	2,283	$ 130,405
Alexion Pharmaceuticals, Inc. (b)	946	131,702
Amgen Inc.	911	136,586
Baxalta Inc.	3,345	135,138
Biogen Inc. (b)	507	131,982
Celgene Corp. (b)	1,293	129,417
Gilead Sciences, Inc.	1,470	135,034
Regeneron Pharmaceuticals, Inc. (b)	349	125,794
Vertex Pharmaceuticals Inc. (b)	1,527	121,381
		1,177,439

Brewers–0.20%

Molson Coors Brewing Co. -Class B	1,425	137,057

Broadcasting–0.78%

CBS Corp. -Class B	2,481	136,678
Discovery Communications, Inc. -Class A (b)	1,743	49,902
Discovery Communications, Inc. -Class C (b)	3,009	81,243
Scripps Networks Interactive Inc. -Class A	2,039	133,555
TEGNA Inc.	5,335	125,159
		526,537

Building Products–0.40%

Allegion PLC	2,068	131,752
Masco Corp.	4,450	139,953
		271,705

Cable & Satellite–0.60%

Cablevision Systems Corp. -Class A	4,009	132,297
Comcast Corp. -Class A	2,222	135,720
Time Warner Cable Inc.	672	137,504
		405,521

Casinos & Gaming–0.21%

Wynn Resorts Ltd.	1,531	143,041

Commodity Chemicals–0.19%

LyondellBasell Industries N.V. -Class A	1,505	128,798

Communications Equipment–0.99%

Cisco Systems, Inc.	4,732	134,720
F5 Networks, Inc. (b)	1,309	138,557
Harris Corp.	1,638	127,535
Juniper Networks, Inc.	5,030	128,315
Motorola Solutions, Inc.	1,851	140,121
		669,248

Computer & Electronics Retail–0.39%

Best Buy Co., Inc.	3,864	125,348
GameStop Corp. -Class A	4,295	136,281
		261,629

Construction & Engineering–0.60%

Fluor Corp.	2,564	137,687
Jacobs Engineering Group, Inc. (b)	3,157	137,487
Quanta Services, Inc. (b)	5,844	131,841
		407,015

	Shares	Value

Construction Machinery & Heavy Trucks–0.61%

Caterpillar Inc.	1,810	$ 138,537
Cummins Inc.	1,267	139,294
PACCAR Inc.	2,500	136,725
		414,556

Construction Materials–0.40%

Martin Marietta Materials, Inc.	841	134,148
Vulcan Materials Co.	1,265	133,546
		267,694

Consumer Electronics–0.41%

Garmin Ltd.	3,318	132,587
Harman International Industries, Inc.	1,618	144,067
		276,654

Consumer Finance–0.98%

American Express Co.	2,217	136,124
Capital One Financial Corp.	1,856	128,639
Discover Financial Services	2,680	136,466
Navient Corp.	11,016	131,861
Synchrony Financial (b)	4,574	131,091
		664,181

Data Processing & Outsourced Services–2.21%

Alliance Data Systems Corp. (b)	622	136,840
Automatic Data Processing, Inc.	1,510	135,462
Fidelity National Information Services, Inc.	2,105	133,268
Fiserv, Inc. (b)	1,342	137,662
MasterCard, Inc. -Class A	1,487	140,521
Paychex, Inc.	2,489	134,431
PayPal Holdings, Inc. (b)	3,338	128,847
Total System Services, Inc.	2,943	140,028
Visa Inc. -Class A	1,840	140,723
Western Union Co. (The)	6,899	133,082
Xerox Corp.	12,231	136,498
		1,497,362

Department Stores–0.57%

Kohl’s Corp.	2,686	125,194
Macy’s, Inc.	2,972	131,036
Nordstrom, Inc.	2,324	132,956
		389,186

Distillers & Vintners–0.40%

Brown-Forman Corp. -Class B	1,346	132,540
Constellation Brands, Inc. -Class A	931	140,665
		273,205

Distributors–0.20%

Genuine Parts Co.	1,381	137,216

Diversified Banks–1.15%

Bank of America Corp.	9,561	129,265
Citigroup Inc.	3,066	128,005
Comerica Inc.	3,505	132,734
JPMorgan Chase & Co.	2,221	131,528
U.S. Bancorp	3,258	132,242
Wells Fargo & Co.	2,633	127,332
		781,106

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Diversified Chemicals–0.59%

Dow Chemical Co. (The)	2,604	$ 132,439
E. I. du Pont de Nemours and Co.	2,065	130,756
Eastman Chemical Co.	1,846	133,337
		396,532

Diversified Metals & Mining–0.21%

Freeport-McMoRan Inc.	13,807	142,764

Diversified Support Services–0.20%

Cintas Corp.	1,479	132,829

Drug Retail–0.40%

CVS Health Corp.	1,313	136,198
Walgreens Boots Alliance, Inc.	1,618	136,300
		272,498

Electric Utilities–2.41%

American Electric Power Co., Inc.	2,052	136,253
Duke Energy Corp.	1,694	136,672
Edison International	1,873	134,650
Entergy Corp.	1,735	137,551
Eversource Energy	2,331	135,990
Exelon Corp.	3,796	136,125
FirstEnergy Corp.	3,693	132,837
NextEra Energy, Inc.	1,137	134,553
Pinnacle West Capital Corp.	1,852	139,030
PPL Corp.	3,605	137,242
Southern Co. (The)	2,647	136,929
Xcel Energy, Inc.	3,264	136,500
		1,634,332

Electrical Components & Equipment–0.82%

AMETEK, Inc.	2,742	137,045
Eaton Corp. PLC	2,192	137,132
Emerson Electric Co.	2,572	139,865
Rockwell Automation, Inc.	1,236	140,595
		554,637

Electronic Components–0.41%

Amphenol Corp. -Class A	2,347	135,704
Corning Inc.	6,769	141,404
		277,108

Electronic Equipment & Instruments–0.20%

FLIR Systems, Inc.	4,111	135,457

Electronic Manufacturing Services–0.20%

TE Connectivity Ltd. (Switzerland)	2,207	136,657

Environmental & Facilities Services–0.60%

Republic Services, Inc.	2,787	132,800
Stericycle, Inc. (b)	1,136	143,352
Waste Management, Inc.	2,257	133,163
		409,315

Fertilizers & Agricultural Chemicals–0.74%

CF Industries Holdings, Inc.	3,699	115,927
FMC Corp.	3,283	132,535
Monsanto Co.	1,449	127,135

	Shares	Value

Fertilizers & Agricultural Chemicals–(continued)

Mosaic Co. (The)	4,594	$ 124,038
		499,635

Food Distributors–0.20%

Sysco Corp.	2,876	134,395

Food Retail–0.38%

Kroger Co. (The)	3,411	130,471
Whole Foods Market, Inc.	3,990	124,129
		254,600

Footwear–0.20%

NIKE, Inc. -Class B	2,194	134,865

Gas Utilities–0.20%

AGL Resources Inc.	2,037	132,690

General Merchandise Stores–0.59%

Dollar General Corp.	1,550	132,680
Dollar Tree, Inc. (b)	1,646	135,729
Target Corp.	1,609	132,389
		400,798

Gold–0.19%

Newmont Mining Corp.	4,941	131,332

Health Care Distributors–0.96%

AmerisourceBergen Corp.	1,471	127,315
Cardinal Health, Inc.	1,571	128,743
Henry Schein, Inc. (b)	776	133,961
McKesson Corp.	792	124,542
Patterson Cos. Inc.	2,973	138,334
		652,895

Health Care Equipment–2.60%

Abbott Laboratories	3,265	136,575
Baxter International Inc.	3,256	133,756
Becton, Dickinson and Co.	879	133,450
Boston Scientific Corp. (b)	7,305	137,407
C.R. Bard, Inc.	675	136,802
Edwards Lifesciences Corp. (b)	1,503	132,580
Hologic, Inc. (b)	4,623	159,494
Intuitive Surgical, Inc. (b)	226	135,837
Medtronic PLC	1,703	127,725
St. Jude Medical, Inc.	2,340	128,700
Stryker Corp.	1,255	134,649
Varian Medical Systems, Inc. (b)	1,659	132,753
Zimmer Biomet Holdings, Inc.	1,259	134,247
		1,763,975

Health Care Facilities–0.62%

HCA Holdings, Inc. (b)	1,758	137,212
Tenet Healthcare Corp. (b)	4,777	138,199
Universal Health Services, Inc. -Class B	1,139	142,056
		417,467

Health Care REIT’s–0.60%

HCP, Inc.	4,035	131,460
Ventas, Inc.	2,205	138,827

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Health Care REIT’s–(continued)

Welltower Inc.	1,981	$ 137,363
		407,650

Health Care Services–0.78%

DaVita HealthCare Partners Inc. (b)	1,848	135,606
Express Scripts Holding Co. (b)	1,876	128,863
Laboratory Corp. of America Holdings (b)	1,141	133,645
Quest Diagnostics Inc.	1,864	133,183
		531,297

Health Care Supplies–0.19%

DENTSPLY SIRONA Inc.	2,076	127,944

Health Care Technology–0.19%

Cerner Corp. (b)	2,441	129,275

Home Entertainment Software–0.41%

Activision Blizzard, Inc.	4,183	141,553
Electronic Arts Inc. (b)	2,045	135,195
		276,748

Home Furnishings–0.40%

Leggett & Platt, Inc.	2,839	137,407
Mohawk Industries, Inc. (b)	711	135,730
		273,137

Home Improvement Retail–0.41%

Home Depot, Inc. (The)	1,025	136,766
Lowe’s Cos., Inc.	1,828	138,471
		275,237

Homebuilding–0.60%

D.R. Horton, Inc.	4,460	134,826
Lennar Corp. -Class A	2,852	137,923
PulteGroup Inc.	7,165	134,057
		406,806

Homefurnishing Retail–0.19%

Bed Bath & Beyond Inc. (b)	2,601	129,114

Hotel and Resort REIT’s–0.20%

Host Hotels & Resorts Inc.	7,928	132,398

Hotels, Resorts & Cruise Lines–1.06%

Carnival Corp.	2,751	145,170
Marriott International Inc. -Class A	1,914	136,239
Royal Caribbean Cruises Ltd.	1,809	148,609
Starwood Hotels & Resorts Worldwide, Inc.	1,872	156,181
Wyndham Worldwide Corp.	1,722	131,613
		717,812

Household Appliances–0.21%

Whirlpool Corp.	800	144,272

Household Products–0.98%

Church & Dwight Co., Inc.	1,448	133,477
Clorox Co. (The)	1,042	131,354
Colgate-Palmolive Co.	1,928	136,213
Kimberly-Clark Corp.	989	133,030

	Shares	Value

Household Products–(continued)

Procter & Gamble Co. (The)	1,612	$ 132,684
		666,758

Housewares & Specialties–0.21%

Newell Rubbermaid Inc.	3,202	141,817

Human Resource & Employment Services–0.21%

Robert Half International, Inc.	3,093	144,072

Hypermarkets & Super Centers–0.40%

Costco Wholesale Corp.	863	135,991
Wal-Mart Stores, Inc.	1,963	134,446
		270,437

Independent Power Producers & Energy Traders–0.39%

AES Corp. (The)	12,085	142,603
NRG Energy, Inc.	9,596	124,844
		267,447

Industrial Conglomerates–0.81%

3M Co.	814	135,637
Danaher Corp.	1,454	137,926
General Electric Co.	4,360	138,604
Roper Technologies, Inc.	758	138,540
		550,707

Industrial Gases–0.60%

Air Products and Chemicals, Inc.	965	139,008
Airgas, Inc.	930	131,725
Praxair, Inc.	1,186	135,738
		406,471

Industrial Machinery–1.82%

Dover Corp.	2,100	135,093
Flowserve Corp.	2,918	129,588
Illinois Tool Works Inc.	1,342	137,475
Ingersoll-Rand PLC	2,242	139,027
Parker-Hannifin Corp.	1,215	134,962
Pentair PLC (United Kingdom)	2,615	141,890
Snap-on Inc.	862	135,325
Stanley Black & Decker Inc.	1,317	138,562
Xylem, Inc.	3,428	140,205
		1,232,127

Industrial REIT’s–0.20%

Prologis, Inc.	3,112	137,488

Insurance Brokers–0.59%

Aon PLC	1,311	136,934
Marsh & McLennan Cos., Inc.	2,244	136,413
Willis Towers Watson PLC	1,092	129,576
		402,923

Integrated Oil & Gas–0.58%

Chevron Corp.	1,390	132,606
Exxon Mobil Corp.	1,603	133,995
Occidental Petroleum Corp.	1,885	128,990
		395,591

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Integrated Telecommunication Services–0.80%

AT&T Inc.	3,436	$ 134,588
CenturyLink Inc.	4,137	132,219
Frontier Communications Corp.	24,509	137,005
Verizon Communications Inc.	2,509	135,687
		539,499

Internet Retail–0.98%

Amazon.com, Inc. (b)(d)	231	137,131
Expedia, Inc.	1,146	123,562
Netflix Inc. (b)	1,349	137,908
Priceline Group Inc. (The) (b)	99	127,607
TripAdvisor Inc. (b)	2,069	137,588
		663,796

Internet Software & Services–1.19%

Akamai Technologies, Inc. (b)	2,351	130,645
Alphabet Inc. -Class A (b)	88	67,135
Alphabet Inc. -Class C (b)	90	67,046
eBay Inc. (b)	5,489	130,968
Facebook Inc. -Class A (b)	1,204	137,376
VeriSign, Inc. (b)	1,493	132,190
Yahoo! Inc. (b)	3,915	144,111
		809,471

Investment Banking & Brokerage–0.77%

Charles Schwab Corp. (The)	4,675	130,993
E*TRADE Financial Corp. (b)	5,188	127,054
Goldman Sachs Group, Inc. (The)	856	134,375
Morgan Stanley	5,070	126,801
		519,223

IT Consulting & Other Services–1.03%

Accenture PLC -Class A	1,247	143,904
Cognizant Technology Solutions Corp. -Class A (b)	2,314	145,088
CSRA Inc.	5,271	141,790
International Business Machines Corp.	925	140,091
Teradata Corp. (b)	4,932	129,415
		700,288

Leisure Products–0.40%

Hasbro, Inc.	1,690	135,369
Mattel, Inc.	3,990	134,144
		269,513

Life & Health Insurance–1.34%

Aflac, Inc.	2,117	133,667
Lincoln National Corp.	3,290	128,968
MetLife, Inc.	2,979	130,897
Principal Financial Group, Inc.	3,266	128,844
Prudential Financial, Inc.	1,791	129,346
Torchmark Corp.	2,405	130,255
Unum Group	4,162	128,689
		910,666

Life Sciences Tools & Services–0.99%

Agilent Technologies, Inc.	3,360	133,896
Illumina, Inc. (b)	831	134,714

	Shares	Value

Life Sciences Tools & Services–(continued)

PerkinElmer, Inc.	2,706	$ 133,839
Thermo Fisher Scientific, Inc.	939	132,953
Waters Corp. (b)	1,020	134,558
		669,960

Managed Health Care–1.12%

Aetna Inc.	1,161	130,438
Anthem, Inc.	920	127,871
Centene Corp. (b)	1,841	113,350
Cigna Corp.	911	125,026
Humana Inc.	705	128,980
UnitedHealth Group Inc.	1,053	135,732
		761,397

Metal & Glass Containers–0.41%

Ball Corp.	1,910	136,164
Owens-Illinois, Inc. (b)	8,938	142,650
		278,814

Motorcycle Manufacturers–0.20%

Harley-Davidson, Inc.	2,694	138,283

Movies & Entertainment–0.80%

Time Warner Inc.	1,868	135,523
Twenty-First Century Fox, Inc. -Class A	3,445	96,047
Twenty-First Century Fox, Inc. -Class B	1,267	35,729
Viacom Inc. -Class B	3,355	138,495
Walt Disney Co. (The)	1,345	133,572
		539,366

Multi-Line Insurance–0.79%

American International Group, Inc.	2,492	134,693
Assurant, Inc.	1,698	131,001
Hartford Financial Services Group, Inc. (The)	2,937	135,337
Loews Corp.	3,490	133,527
		534,558

Multi-Sector Holdings–0.40%

Berkshire Hathaway Inc. -Class B (b)	937	132,941
Leucadia National Corp.	8,640	139,709
		272,650

Multi-Utilities–2.62%

Ameren Corp.	2,734	136,973
CenterPoint Energy, Inc.	6,501	136,001
CMS Energy Corp.	3,216	136,487
Consolidated Edison, Inc.	1,798	137,763
Dominion Resources, Inc.	1,825	137,094
DTE Energy Co.	1,493	135,355
NiSource Inc.	5,798	136,601
PG&E Corp.	2,300	137,356
Public Service Enterprise Group Inc.	2,973	140,147
SCANA Corp.	1,963	137,705
Sempra Energy	1,325	137,866
TECO Energy, Inc.	4,806	132,309
WEC Energy Group, Inc.	2,267	136,179
		1,777,836

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Office REIT’s–0.60%

Boston Properties, Inc.	1,074	$ 136,484
SL Green Realty Corp.	1,388	134,470
Vornado Realty Trust	1,433	135,318
		406,272

Office Services & Supplies–0.20%

Pitney Bowes Inc.	6,446	138,847

Oil & Gas Drilling–0.52%

Diamond Offshore Drilling, Inc.	5,785	125,708
Helmerich & Payne, Inc.	2,080	122,137
Transocean Ltd.	11,720	107,121
		354,966

Oil & Gas Equipment & Services–1.14%

Baker Hughes Inc.	2,879	126,187
Cameron International Corp. (b)	1,943	130,278
FMC Technologies, Inc. (b)	4,787	130,972
Halliburton Co.	3,650	130,378
National Oilwell Varco Inc.	3,949	122,814
Schlumberger Ltd.	1,757	129,579
		770,208

Oil & Gas Exploration & Production–3.55%

Anadarko Petroleum Corp.	2,848	132,631
Apache Corp.	2,692	131,396
Cabot Oil & Gas Corp.	6,005	136,352
Chesapeake Energy Corp.	28,055	115,587
Cimarex Energy Co.	1,395	135,692
Concho Resources Inc. (b)	1,291	130,443
ConocoPhillips	3,253	130,998
Devon Energy Corp.	5,320	145,981
EOG Resources, Inc.	1,753	127,233
EQT Corp.	2,154	144,878
Hess Corp.	2,572	135,416
Marathon Oil Corp.	11,815	131,619
Murphy Oil Corp.	5,561	140,081
Newfield Exploration Co. (b)	4,141	137,688
Noble Energy, Inc.	3,949	124,038
Pioneer Natural Resources Co.	961	135,251
Range Resources Corp.	4,238	137,226
Southwestern Energy Co. (b)	16,482	133,010
		2,405,520

Oil & Gas Refining & Marketing–0.77%

Marathon Petroleum Corp.	3,494	129,907
Phillips 66	1,524	131,963
Tesoro Corp.	1,483	127,553
Valero Energy Corp.	2,017	129,370
		518,793

Oil & Gas Storage & Transportation–1.00%

Columbia Pipeline Group, Inc.	5,743	144,149
Kinder Morgan Inc.	7,080	126,449
ONEOK, Inc.	4,657	139,058
Spectra Energy Corp.	4,347	133,018
Williams Cos., Inc. (The)	8,235	132,337
		675,011

	Shares	Value

Packaged Foods & Meats–2.37%

Campbell Soup Co.	2,060	$ 131,407
ConAgra Foods, Inc.	3,005	134,083
General Mills, Inc.	2,159	136,773
Hershey Co. (The)	1,421	130,860
Hormel Foods Corp.	3,025	130,801
JM Smucker Co. (The)	1,017	132,047
Kellogg Co.	1,737	132,967
Kraft Heinz Co. (The)	1,712	134,495
McCormick & Co., Inc.	1,398	139,073
Mead Johnson Nutrition Co.	1,748	148,528
Mondelez International, Inc. -Class A	3,117	125,054
Tyson Foods, Inc. -Class A	1,947	129,787
		1,605,875

Paper Packaging–0.81%

Avery Dennison Corp.	1,887	136,072
International Paper Co.	3,304	135,596
Sealed Air Corp.	2,808	134,812
WestRock Co.	3,566	139,181
		545,661

Personal Products–0.20%

Estee Lauder Cos. Inc. (The) -Class A	1,415	133,449

Pharmaceuticals–2.01%

Allergan PLC (b)	440	117,933
Bristol-Myers Squibb Co.	2,029	129,612
Eli Lilly and Co.	1,765	127,098
Endo International PLC (b)	3,109	87,518
Johnson & Johnson	1,223	132,329
Mallinckrodt PLC (b)	1,911	117,106
Merck & Co., Inc.	2,470	130,688
Mylan N.V. (b)	2,712	125,701
Perrigo Co. PLC	969	123,964
Pfizer Inc.	4,323	128,134
Zoetis Inc.	3,148	139,551
		1,359,634

Property & Casualty Insurance–1.19%

Allstate Corp. (The) (d)	2,012	135,548
Chubb Ltd.	1,098	130,827
Cincinnati Financial Corp.	2,000	130,720
Progressive Corp. (The)	3,970	139,506
Travelers Cos., Inc. (The)	1,159	135,267
XL Group PLC	3,683	135,534
		807,402

Publishing–0.21%

News Corp. -Class A	8,644	110,384
News Corp. -Class A	2,442	32,356
		142,740

Railroads–0.78%

CSX Corp.	5,051	130,063
Kansas City Southern	1,544	131,935
Norfolk Southern Corp.	1,668	138,861
Union Pacific Corp.	1,621	128,951
		529,810

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Real Estate Services–0.20%

CBRE Group, Inc. -Class A (b)	4,756	$ 137,068

Regional Banks–2.08%

BB&T Corp.	3,827	127,324
Citizens Financial Group Inc.	6,018	126,077
Fifth Third Bancorp	7,578	126,477
Huntington Bancshares Inc.	13,427	128,094
KeyCorp	11,752	129,742
M&T Bank Corp.	1,183	131,313
People’s United Financial Inc.	8,271	131,757
PNC Financial Services Group, Inc. (The)	1,525	128,969
Regions Financial Corp.	16,002	125,616
SunTrust Banks, Inc.	3,563	128,553
Zions Bancorp.	5,288	128,022
		1,411,944

Research & Consulting Services–0.81%

Dun & Bradstreet Corp. (The)	1,317	135,756
Equifax Inc.	1,215	138,862
Nielsen Holdings PLC	2,601	136,969
Verisk Analytics, Inc. -Class A (b)	1,727	138,022
		549,609

Residential REIT’s–1.02%

Apartment Investment & Management Co. -Class A	3,357	140,390
AvalonBay Communities, Inc.	719	136,754
Equity Residential	1,807	135,579
Essex Property Trust, Inc.	587	137,276
UDR, Inc.	3,634	140,018
		690,017

Restaurants–0.98%

Chipotle Mexican Grill, Inc. (b)	259	121,981
Darden Restaurants, Inc.	1,951	129,351
McDonald’s Corp.	1,084	136,237
Starbucks Corp.	2,289	136,654
Yum! Brands, Inc.	1,694	138,654
		662,877

Retail REIT’s–1.20%

Federal Realty Investment Trust	865	134,983
General Growth Properties, Inc.	4,559	135,539
Kimco Realty Corp.	4,746	136,590
Macerich Co. (The)	1,646	130,429
Realty Income Corp.	2,211	138,210
Simon Property Group, Inc.	654	135,829
		811,580

Security & Alarm Services–0.39%

ADT Corp. (The)	3,184	131,372
Tyco International PLC	3,633	133,367
		264,739

Semiconductor Equipment–0.62%

Applied Materials, Inc.	6,581	139,386

	Shares	Value

Semiconductor Equipment–(continued)

KLA-Tencor Corp.	1,898	$ 138,193
Lam Research Corp.	1,733	143,146
		420,725

Semiconductors–2.58%

Analog Devices, Inc.	2,364	139,925
Broadcom Ltd. (Singapore)	885	136,733
First Solar, Inc. (b)	1,875	128,381
Intel Corp.	4,151	134,285
Linear Technology Corp.	2,975	132,566
Microchip Technology Inc.	2,712	130,718
Micron Technology, Inc. (b)	11,576	121,201
NVIDIA Corp.	4,092	145,798
Qorvo, Inc. (b)	2,710	136,611
QUALCOMM, Inc.	2,524	129,077
Skyworks Solutions, Inc.	1,811	141,077
Texas Instruments Inc.	2,351	134,994
Xilinx, Inc.	2,822	133,848
		1,745,214

Soft Drinks–0.98%

Coca-Cola Co. (The)	2,916	135,273
Coca-Cola Enterprises, Inc.	2,618	132,837
Dr Pepper Snapple Group, Inc.	1,447	129,391
Monster Beverage Corp. (b)	984	131,246
PepsiCo, Inc.	1,300	133,224
		661,971

Specialized Consumer Services–0.18%

H&R Block, Inc.	4,680	123,646

Specialized Finance–0.99%

CME Group Inc. -Class A	1,397	134,182
Intercontinental Exchange, Inc.	558	131,208
McGraw Hill Financial, Inc.	1,389	137,483
Moody’s Corp.	1,394	134,605
Nasdaq, Inc.	1,998	132,627
		670,105

Specialized REIT’s–1.43%

American Tower Corp.	1,338	136,971
Crown Castle International Corp.	1,536	132,864
Equinix, Inc.	414	136,914
Extra Space Storage Inc.	1,513	141,405
Iron Mountain Inc.	4,147	140,625
Public Storage	513	141,501
Weyerhaeuser Co.	4,590	142,198
		972,478

Specialty Chemicals–0.81%

Ecolab Inc.	1,245	138,842
International Flavors & Fragrances Inc.	1,198	136,296
PPG Industries, Inc.	1,255	139,920
Sherwin-Williams Co. (The)	462	131,518
		546,576

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Specialty Stores–0.83%

Signet Jewelers Ltd.	1,185	$ 146,976
Staples, Inc.	13,566	149,633
Tiffany & Co.	1,835	134,652
Tractor Supply Co.	1,466	132,614
		563,875

Steel–0.20%

Nucor Corp.	2,905	137,407

Systems Software–1.00%

CA, Inc.	4,317	132,921
Microsoft Corp.	2,484	137,191
Oracle Corp.	3,384	138,440
Red Hat, Inc. (b)	1,836	136,800
Symantec Corp.	7,169	131,766
		677,118

Technology Hardware, Storage & Peripherals–1.58%

Apple Inc.	1,288	140,379
EMC Corp.	5,024	133,890
Hewlett Packard Enterprise Co.	8,074	143,152
HP Inc.	11,270	138,846
NetApp, Inc.	4,872	132,957
SanDisk Corp.	1,722	131,010
Seagate Technology PLC	3,645	125,570
Western Digital Corp.	2,643	124,855
		1,070,659

Tires & Rubber–0.20%

Goodyear Tire & Rubber Co. (The)	4,006	132,118

Tobacco–0.59%

Altria Group, Inc.	2,126	133,215

	Shares	Value

Tobacco–(continued)

Philip Morris International Inc.	1,365	$ 133,920
Reynolds American Inc.	2,581	129,850
		396,985

Trading Companies & Distributors–0.61%

Fastenal Co.	2,813	137,837
United Rentals, Inc. (b)	2,210	137,440
W.W. Grainger, Inc.	606	141,458
		416,735

Trucking–0.40%

J.B. Hunt Transport Services, Inc.	1,600	134,784
Ryder System, Inc.	2,147	139,083
		273,867

Water Utilities–0.20%

American Water Works Co., Inc.	1,935	133,380
Total Common Stocks & Other Equity Interests (Cost $31,405,624)		67,046,842

Money Market Funds–1.40%

Liquid Assets Portfolio –Institutional Class, 0.45% (e)	476,043	476,043
Premier Portfolio –Institutional Class, 0.40% (e)	476,044	476,044
Total Money Market Funds (Cost $952,087)		952,087
TOTAL INVESTMENTS–100.32% (Cost $32,357,711)		67,998,929
OTHER ASSETS LESS LIABILITIES–(0.32)%		(218,899)
NET ASSETS–100.00%		$ 67,780,030

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 3.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 4.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Equally-Weighted S&P 500 Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$ 67,998,929	$—	$—	$ 67,998,929
Futures Contracts*	18,539	—	—	18,539
Total Investments	$ 68,017,468	$—	$—	$ 68,017,468
*	Unrealized appreciation.

NOTE 3 -- Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the three months ended March 31, 2016.

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 03/31/2016	Dividend Income
Invesco Ltd.	$ 138,708	$ 9,117	$ (1,298)	$ (10,957)	$ (336)	$ 135,234	$ 1,107

NOTE 4 -- Derivative Investments

Open Futures Contracts - Equity Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Long	8	June-2016	$ 820,600	$ 18,539

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 5 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $4,185,696 and $4,827,781, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 35,508,171
Aggregate unrealized (depreciation) of investment securities	(1,044,509)
Net unrealized appreciation of investment securities	$ 34,463,662
Cost of investments for tax purposes is $33,535,267.

Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equity and Income Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	VK-VIEQI-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–62.57%

Aerospace & Defense–0.80%

General Dynamics Corp.	73,358	$ 9,637,041

Agricultural Products–0.69%

Archer-Daniels-Midland Co.	226,532	8,225,377

Application Software–0.64%

Citrix Systems, Inc. (b)	98,290	7,723,628

Asset Management & Custody Banks–1.51%

Northern Trust Corp.	120,524	7,854,549
State Street Corp.	175,689	10,281,320
		18,135,869

Automobile Manufacturers–0.55%

General Motors Co.	208,955	6,567,456

Biotechnology–0.59%

Amgen Inc.	47,420	7,109,681

Broadcasting–0.21%

CBS Corp. -Class B	45,660	2,515,409

Cable & Satellite–1.74%

Comcast Corp. -Class A	197,231	12,046,870
Time Warner Cable Inc.	43,062	8,811,346
		20,858,216

Communications Equipment–1.98%

Cisco Systems, Inc.	469,720	13,372,928
Juniper Networks, Inc.	405,862	10,353,540
		23,726,468

Construction Machinery & Heavy Trucks–0.69%

Caterpillar Inc.	107,980	8,264,789

Data Processing & Outsourced Services–0.70%

PayPal Holdings, Inc. (b)	217,467	8,394,226

Diversified Banks–7.78%

Bank of America Corp.	1,547,958	20,928,392
Citigroup Inc.	760,478	31,749,956
Comerica Inc.	174,529	6,609,413
JPMorgan Chase & Co.	574,457	34,019,344
		93,307,105

Drug Retail–0.40%

Walgreens Boots Alliance, Inc.	57,298	4,826,784

Electric Utilities–0.49%

FirstEnergy Corp.	162,903	5,859,621

	Shares	Value

Fertilizers & Agricultural Chemicals–0.41%

Mosaic Co. (The)	183,082	$ 4,943,214

Food Distributors–0.61%

Sysco Corp.	156,978	7,335,582

General Merchandise Stores–1.34%

Target Corp.	194,683	16,018,517

Health Care Equipment–1.58%

Baxter International Inc.	204,694	8,408,830
Medtronic PLC	139,982	10,498,650
		18,907,480

Health Care Services–0.44%

Express Scripts Holding Co. (b)	76,595	5,261,311

Hotels, Resorts & Cruise Lines–1.27%

Carnival Corp.	287,547	15,173,855

Hypermarkets & Super Centers–0.29%

Wal-Mart Stores, Inc.	51,394	3,519,975

Industrial Conglomerates–2.00%

General Electric Co.	755,978	24,032,541

Industrial Machinery–0.61%

Ingersoll-Rand PLC	117,609	7,292,934

Insurance Brokers–2.17%

Aon PLC	89,341	9,331,668
Marsh & McLennan Cos., Inc.	158,077	9,609,501
Willis Towers Watson PLC	59,440	7,053,150
		25,994,319

Integrated Oil & Gas–3.21%

Exxon Mobil Corp.	87,386	7,304,596
Occidental Petroleum Corp.	113,002	7,732,727
Royal Dutch Shell PLC -Class A (United Kingdom)	609,666	14,708,872
TOTAL S.A. (France)	193,505	8,800,684
		38,546,879

Integrated Telecommunication Services–1.22%

Koninklijke KPN N.V. (Netherlands)	584,219	2,440,686
Orange S.A. (France)	130,599	2,281,856
Telecom Italia S.p.A. (Italy)(b)	1,220,070	1,316,067
Telefónica, S.A. (Spain)	95,993	1,072,982
Verizon Communications Inc.	138,536	7,492,027
		14,603,618

Internet Software & Services–0.65%

eBay Inc. (b)	326,848	7,798,593

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Shares	Value

Investment Banking & Brokerage–2.64%

Charles Schwab Corp. (The)	274,871	$7,701,885
Goldman Sachs Group, Inc. (The)	51,194	8,036,434
Morgan Stanley	635,970	15,905,610
		31,643,929

Managed Health Care–1.02%

Anthem, Inc.	43,700	6,073,863
UnitedHealth Group Inc.	47,603	6,136,027
		12,209,890

Movies & Entertainment–0.54%

Time Warner Inc.	89,689	6,506,937

Multi-Utilities–0.58%

PG&E Corp.	115,679	6,908,350

Oil & Gas Equipment & Services–1.44%

Baker Hughes Inc.	162,088	7,104,317
Weatherford International PLC (b)	1,299,483	10,109,978
		17,214,295

Oil & Gas Exploration & Production–3.00%

Apache Corp.	315,832	15,415,760
Canadian Natural Resources Ltd. (Canada)	392,953	10,630,656
Devon Energy Corp.	362,977	9,960,089
		36,006,505

Other Diversified Financial Services–0.68%

Voya Financial, Inc.	272,268	8,105,418

Packaged Foods & Meats–0.82%

Mondelez International, Inc. -Class A	243,999	9,789,240

Pharmaceuticals–4.48%

Eli Lilly and Co.	111,412	8,022,778
Merck & Co., Inc.	270,838	14,330,039
Novartis AG (Switzerland)	94,335	6,814,325
Pfizer Inc.	334,982	9,928,866
Sanofi (France)	87,305	7,021,148
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	142,735	7,637,750
		53,754,906

Publishing–0.49%

Thomson Reuters Corp.	145,490	5,895,563

Railroads–0.60%

CSX Corp.	277,380	7,142,535

Regional Banks–3.81%

BB&T Corp.	178,654	5,943,819
Citizens Financial Group Inc.	618,114	12,949,488
Fifth Third Bancorp	450,453	7,518,061
First Horizon National Corp.	445,901	5,841,303
PNC Financial Services Group, Inc. (The)	158,222	13,380,834
		45,633,505

	Shares	Value

Security & Alarm Services–0.88%

Tyco International PLC	288,065	$10,574,866

Semiconductor Equipment–0.82%

Applied Materials, Inc.	463,411	9,815,045

Semiconductors–1.74%

Intel Corp.	308,030	9,964,770
QUALCOMM, Inc.	212,611	10,872,927
		20,837,697

Specialized Finance–0.49%

CME Group Inc. -Class A	60,647	5,825,144

Systems Software–2.16%

Microsoft Corp.	214,994	11,874,119
Oracle Corp.	341,751	13,981,033
		25,855,152

Technology Hardware, Storage & Peripherals–0.34%

NetApp, Inc.	148,663	4,057,013

Tobacco–0.85%

Philip Morris International Inc.	104,042	10,207,561

Wireless Telecommunication Services–0.62%

Vodafone Group PLC -ADR (United Kingdom)	232,193	7,441,786
Total Common Stocks & Other Equity Interests (Cost $632,560,622)		750,005,825

	Principal Amount

Bonds & Notes–20.40%

Advertising–0.03%

Interpublic Group of Cos., Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/2017	$370,000	370,286

Aerospace & Defense–0.22%

BAE Systems Holdings Inc. (United Kingdom), Sr. Unsec. Gtd. Notes, 2.85%, 12/15/2020(c)	288,000	292,824
Boeing Capital Corp., Sr. Unsec. Notes, 2.13%, 08/15/2016	670,000	673,254
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/2024	149,000	142,515
Lockheed Martin Corp., Sr. Unsec. Global Notes, 2.13%, 09/15/2016	1,005,000	1,010,605
Northrop Grumman Corp., Sr. Unsec. Global Notes, 3.85%, 04/15/2045	190,000	188,812
Precision Castparts Corp., Sr. Unsec. Global Notes, 2.50%, 01/15/2023	365,000	367,130
		2,675,140

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Agricultural & Farm Machinery–0.11%

Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/2022	$ 1,275,000	$ 1,301,647

Agricultural Products–0.03%

Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/2037	255,000	314,788

Air Freight & Logistics–0.13%

FedEx Corp., Sr. Unsec. Gtd. Bonds, 4.90%, 01/15/2034	440,000	477,928
Sr. Unsec. Gtd. Notes, 5.10%, 01/15/2044	910,000	1,016,822
		1,494,750

Airlines–0.21%

American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.70%, 10/01/2026	423,821	428,854
Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. First Lien Pass Through Ctfs., 9.00%, 07/08/2016	231,084	236,024
Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.75%, 01/12/2021	231,516	245,335
Series 2012-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.15%, 04/11/2024	447,246	462,900
Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 6.20%, 07/02/2018	131,771	141,357
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.75%, 09/03/2026	529,142	539,394
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 10/23/2023(c)	488,473	507,269
		2,561,133

Apparel Retail–0.03%

Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/2024	358,000	363,772

Application Software–0.52%

Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/2019	4,600,000	5,160,625
Nuance Communications, Inc., Sr. Unsec. Conv. Notes, 1.00%, 12/15/2022(c)(d)	1,090,000	1,008,931
		6,169,556

	Principal Amount	Value

Asset Management & Custody Banks–0.06%

Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(c)	$ 425,000	$ 434,187
KKR Group Finance Co. III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/2044(c)	315,000	309,855
		744,042

Automobile Manufacturers–0.19%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 01/11/2018(c)	555,000	558,851
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 4.13%, 08/04/2025	687,000	715,233
General Motors Co., Sr. Unsec. Global Notes, 6.60%, 04/01/2036	397,000	439,678
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/01/2026	503,000	527,521
		2,241,283

Automotive Retail–0.09%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/2023	660,000	689,258
5.75%, 05/01/2020	399,000	436,343
		1,125,601

Biotechnology–0.59%

AbbVie Inc., Sr. Unsec. Global Notes, 4.50%, 05/14/2035	720,000	750,466
Amgen Inc., Sr. Unsec. Notes, 2.30%, 06/15/2016	735,000	737,090
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/2020	2,182,000	2,597,944
Celgene Corp., Sr. Unsec. Global Notes, 4.00%, 08/15/2023	485,000	515,954
4.63%, 05/15/2044	1,390,000	1,427,367
5.00%, 08/15/2045	169,000	183,380
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 3.05%, 12/01/2016	350,000	355,087
4.40%, 12/01/2021	492,000	549,934
		7,117,222

Brewers–0.30%

Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.65%, 02/01/2021	625,000	642,835
3.30%, 02/01/2023	593,000	616,674
4.70%, 02/01/2036	1,005,000	1,091,068
4.90%, 02/01/2046	1,122,000	1,261,789
		3,612,366

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Broadcasting–0.50%

Liberty Media Corp., Sr. Unsec. Conv. Bonds, 1.38%, 10/15/2023	$ 6,063,000	$ 6,025,106

Cable & Satellite–0.32%

CCO Safari II, LLC, Sr. Sec. First Lien Notes, 4.46%, 07/23/2022(c)	1,065,000	1,116,069
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/2033	115,000	122,312
5.70%, 05/15/2018	445,000	486,808
Sr. Unsec. Gtd. Notes, 4.40%, 08/15/2035	720,000	783,350
6.45%, 03/15/2037	305,000	405,810
Cox Communications, Inc., Sr. Unsec. Notes, 4.70%, 12/15/2042(c)	440,000	364,502
8.38%, 03/01/2039(c)	80,000	90,306
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/2020	175,000	199,117
5.95%, 04/01/2041	215,000	276,184
		3,844,458

Catalog Retail–0.28%

Liberty Interactive LLC, Sr. Unsec. Conv. Global Deb., 0.75%, 03/30/2023(d)	1,526,000	2,554,143
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	880,000	780,304
		3,334,447

Commodity Chemicals–0.08%

Montell Finance Co. B.V. (Netherlands), Sr. Unsec. Gtd. Deb., 8.10%, 03/15/2027(c)	745,000	967,894

Communications Equipment–0.42%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/2020(c)	1,610,000	2,017,531
Viavi Solutions Inc., Sr. Unsec. Conv. Deb., 0.63%, 08/15/2018(d)	3,098,000	3,030,232
		5,047,763

Consumer Finance–0.03%

American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/2024	336,000	339,587

Data Processing & Outsourced Services–0.06%

Visa Inc., Sr. Unsec. Global Notes, 4.15%, 12/14/2035	670,000	720,051

Diversified Banks–1.77%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.00%, 04/27/2016	2,180,000	2,184,383

	Principal Amount	Value

Diversified Banks–(continued)

Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/2017	$ 975,000	$ 1,035,697
Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/2018	350,000	376,131
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(c)	700,000	728,275
BNP Paribas S.A. (France), Unsec. Sub. Gtd. Medium-Term Notes, 4.25%, 10/15/2024	530,000	538,115
Citigroup Inc., Unsec. Sub. Global Notes, 5.30%, 05/06/2044	250,000	263,546
6.68%, 09/13/2043	815,000	988,132
Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/2016(c)	565,000	565,422
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/2018(c)	325,000	352,308
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.50%, 01/24/2022	80,000	88,497
Unsec. Sub. Global Notes, 4.25%, 10/01/2027	345,000	357,200
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (e)	640,000	612,800
Series X, Jr. Unsec. Sub. Global Notes, 6.10% (e)	1,080,000	1,101,600
Series Z, Jr. Unsec. Sub. Global Notes, 5.30% (e)	695,000	696,737
Lloyds Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.30%, 11/27/2018	550,000	555,074
Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Notes, 4.60%, 03/27/2024(c)	200,000	206,252
National Australia Bank Ltd. (Australia), Sr. Unsec. Medium- Term Global Notes, 2.00%, 01/14/2019	930,000	937,765
Royal Bank of Canada (Canada), Sr. Unsec. Medium-Term Global Notes, 2.50%, 01/19/2021	1,005,000	1,028,776
Societe Generale S.A. (France), Sr. Unsec. Bonds, 2.63%, 09/16/2020(c)	890,000	902,931
Unsec. Sub. Notes, 5.00%, 01/17/2024(c)	735,000	758,572
5.63%, 11/24/2045(c)	680,000	662,629
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.05%, 01/15/2021(c)	680,000	684,217

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Diversified Banks–(continued)

Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec. Gtd. Medium-Term Global Notes, 2.65%, 07/23/2020	$ 715,000	$ 728,432
Svenska Handelsbanken AB (Sweden), Series BKNT, Sr. Unsec. Gtd. Medium-Term Notes, 2.45%, 03/30/2021	885,000	893,744
Wells Fargo & Co., Sr. Unsec. Global Notes, 1.50%, 01/16/2018	180,000	181,121
Sr. Unsec. Medium-Term Notes, 3.55%, 09/29/2025	655,000	685,321
Sr. Unsec. Notes, 3.90%, 05/01/2045	1,415,000	1,413,482
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/2026	450,000	472,873
4.65%, 11/04/2044	1,200,000	1,242,347
		21,242,379

Diversified Capital Markets–0.06%

Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/2023(c)	686,000	741,708

Diversified Chemicals–0.07%

Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/2020	795,000	812,645

Diversified Metals & Mining–0.05%

Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/2028	200,000	236,481
9.00%, 05/01/2019	295,000	348,421
		584,902

Diversified Real Estate Activities–0.04%

Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	460,000	474,218

Diversified Support Services–0.03%

Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/2016	380,000	381,338

Drug Retail–0.20%

CVS Health Corp., Sr. Unsec. Global Bonds, 3.38%, 08/12/2024	375,000	394,787
CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/2028	891,392	1,002,231
Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 3.30%, 11/18/2021	602,000	621,165
4.50%, 11/18/2034	444,000	432,713
		2,450,896

	Principal Amount	Value

Electric Utilities–0.26%

Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63% (c)(e)	$ 965,000	$ 885,388
Sr. Unsec. Notes, 4.60%, 01/27/2020(c)	150,000	163,148
4.88%, 01/22/2044(c)	930,000	932,606
Georgia Power Co., Sr. Unsec. Notes, 3.00%, 04/15/2016	875,000	875,609
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/2021	200,000	227,610
PPL Electric Utilities Corp., Sr. Sec. First Mortgage Bonds, 6.25%, 05/15/2039	50,000	67,265
		3,151,626

Environmental & Facilities Services–0.04%

Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/2035	469,000	459,993

Fertilizers & Agricultural Chemicals–0.03%

Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/2019	305,000	308,086

Food Retail–0.09%

Kraft Heinz Co. (The), Sr. Unsec. Gtd. Notes, 1.60%, 06/30/2017(c)	1,080,000	1,084,083

General Merchandise Stores–0.22%

Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/2023	365,000	364,410
Target Corp., Sr. Unsec. Global Notes, 2.90%, 01/15/2022	760,000	805,433
Sr. Unsec. Notes, 5.88%, 07/15/2016	1,440,000	1,461,410
		2,631,253

Gold–0.01%

Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/2022	129,000	128,344

Health Care Distributors–0.09%

McKesson Corp., Sr. Unsec. Global Notes, 2.28%, 03/15/2019	1,095,000	1,109,013

Health Care Equipment–0.78%

Becton, Dickinson and Co., Sr. Unsec. Global Bonds, 4.88%, 05/15/2044	750,000	816,559
Sr. Unsec. Global Notes, 1.75%, 11/08/2016	345,000	346,355
3.88%, 05/15/2024	685,000	732,650
Sr. Unsec. Notes, 2.68%, 12/15/2019	314,000	322,011
Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/2018	731,000	748,502

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Health Care Equipment–(continued)

Medtronic, Inc., Sr. Unsec. Gtd. Global Notes, 3.15%, 03/15/2022	$ 1,076,000	$ 1,140,336
4.00%, 04/01/2043	525,000	540,282
4.38%, 03/15/2035	382,000	414,376
4.63%, 03/15/2044	525,000	586,916
NuVasive, Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/15/2021(c)	1,754,000	1,885,550
Wright Medical Group, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 02/15/2020	2,063,000	1,852,832
		9,386,369

Health Care Facilities–0.50%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/2018	2,241,000	2,145,758
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/2020(d)	3,465,000	3,854,812
		6,000,570

Health Care REIT’s–0.12%

HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/2024	505,000	495,049
4.20%, 03/01/2024	480,000	475,025
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70%, 09/30/2043	215,000	238,176
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.25%, 03/01/2022	200,000	212,592
		1,420,842

Health Care Services–0.12%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/2019	575,000	579,680
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.20%, 02/01/2022	602,000	608,196
4.70%, 02/01/2045	264,000	264,562
		1,452,438

Home Improvement Retail–0.05%

Home Depot, Inc. (The), Sr. Unsec. Global Notes, 2.00%, 04/01/2021	631,000	638,324

Homebuilding–0.07%

MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	1,050,000	823,651

Hotels, Resorts & Cruise Lines–0.03%

Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/2017	335,000	338,381

Housewares & Specialties–0.12%

Newell Rubbermaid Inc., Sr. Unsec. Global Notes, 5.50%, 04/01/2046	222,000	241,852

	Principal Amount	Value

Housewares & Specialties–(continued)

Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/2021	$ 1,160,000	$ 1,204,193
		1,446,045

Hypermarkets & Super Centers–0.04%

Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 3.30%, 04/22/2024	360,000	387,930
6.50%, 08/15/2037	50,000	69,707
		457,637

Industrial Machinery–0.18%

Pentair Finance S.A. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/2021	690,000	733,067
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/01/2044	250,000	225,940
5.25%, 10/01/2054	1,321,000	1,143,687
		2,102,694

Insurance Brokers–0.04%

Marsh & McLennan Cos., Inc., Sr. Unsec. Global Notes, 4.05%, 10/15/2023	410,000	434,533

Integrated Oil & Gas–0.34%

BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.24%, 05/10/2019	552,000	558,641
Chevron Corp., Sr. Unsec. Global Notes, 1.37%, 03/02/2018	1,428,000	1,440,235
1.72%, 06/24/2018	520,000	527,847
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/2022	300,000	298,574
Occidental Petroleum Corp., Sr. Unsec. Global Notes, 3.40%, 04/15/2026	365,000	368,844
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/2022	570,000	564,906
Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/2024	334,000	330,172
		4,089,219

Integrated Telecommunication Services–0.58%

AT&T Inc., Sr. Unsec. Global Notes, 3.00%, 06/30/2022	520,000	527,525
3.40%, 05/15/2025	289,000	289,311
3.80%, 03/15/2022	330,000	348,406
4.50%, 05/15/2035	463,000	458,524
5.15%, 03/15/2042	90,000	91,342
5.35%, 09/01/2040	101,000	106,445
6.15%, 09/15/2034	140,000	158,588

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 1.25%, 02/14/2017	$ 550,000	$ 549,831
Telefonica Emisiones S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/2036	360,000	458,962
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.40%, 11/01/2034	325,000	328,035
4.52%, 09/15/2048	1,988,000	2,000,100
5.01%, 08/21/2054	694,000	706,615
5.15%, 09/15/2023	450,000	518,786
6.40%, 02/15/2038	300,000	364,242
		6,906,712

Investment Banking & Brokerage–1.53%

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/2021	400,000	451,396
Unsec. Sub. Notes, 4.25%, 10/21/2025	552,000	559,530
Series 0000, Sr. Unsec. Exchangeable Basket-Linked Conv. Medium-Term Notes, 1.00%, 03/15/2017(c)(f)	3,328,000	4,505,080
1.00%, 09/28/2020(c)(g)	6,230,000	7,059,151
Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/2017(d)	3,060,000	3,014,100
Lazard Group LLC, Sr. Unsec. Global Notes, 3.75%, 02/13/2025	1,142,000	1,056,618
Morgan Stanley, Sr. Unsec. Global Notes, 6.38%, 07/24/2042	705,000	931,222
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/23/2025	680,000	711,395
		18,288,492

IT Consulting & Other Services–0.04%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/2022	490,000	502,254

Life & Health Insurance–0.13%

MetLife, Inc., Sr. Unsec. Global Notes, 4.60%, 05/13/2046	470,000	485,895
Prudential Financial, Inc., Sr. Unsec. Medium-Term Notes, 5.10%, 08/15/2043	410,000	427,905
Series D, Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/2037	110,000	135,376
Reliance Standard Life Global Funding II, Sr. Sec. Notes, 3.05%, 01/20/2021(c)	465,000	473,402
		1,522,578

Life Sciences Tools & Services–0.06%

Thermo Fisher Scientific Inc., Sr. Unsec. Global Notes, 2.25%, 08/15/2016	710,000	713,459

	Principal Amount	Value

Managed Health Care–0.05%

Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/2020	$ 605,000	$ 646,705

Movies & Entertainment–0.12%

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/2019	1,130,000	1,121,525
Viacom Inc., Sr. Unsec. Global Deb., 4.85%, 12/15/2034	347,000	308,705
		1,430,230

Multi-Line Insurance–0.27%

American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/2019	385,000	389,621
4.38%, 01/15/2055	720,000	634,225
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/2020	325,000	363,615
Sr. Unsec. Notes, 7.35%, 11/15/2019	25,000	28,940
Farmers Exchange Capital III, Unsec. Sub. Notes, 5.45%, 10/15/2054(c)	930,000	890,066
Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/2044(c)	910,000	939,128
		3,245,595

Multi-Utilities–0.03%

Enable Midstream Partners, LP, Sr. Unsec. Gtd. Global Notes, 2.40%, 05/15/2019	440,000	384,010
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/2019	15,000	16,499
		400,509

Office REIT’s–0.05%

Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/2024	605,000	612,834

Office Services & Supplies–0.04%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/2024	500,000	515,381

Oil & Gas Drilling–0.02%

Noble Holding International Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/2017	150,000	143,250
Rowan Cos., Inc., Sr. Unsec. Gtd. Notes, 5.85%, 01/15/2044	134,000	78,390
		221,640

Oil & Gas Equipment & Services–0.07%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/2018(d)	1,126,000	892,355

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–0.38%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 4.85%, 03/15/2021	$ 288,000	$ 292,731
6.60%, 03/15/2046	443,000	453,764
Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/2019	1,902,000	958,133
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 2.88%, 11/15/2021	859,000	847,288
4.15%, 11/15/2034	921,000	815,022
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/2018	430,000	403,125
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.25%, 11/15/2043	830,000	720,601
		4,490,664

Oil & Gas Storage & Transportation–0.44%

Energy Transfer Partners, L.P., Sr. Unsec. Notes, 4.90%, 03/15/2035	357,000	281,979
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Bonds, 6.45%, 09/01/2040	25,000	27,022
Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/2020	155,000	168,715
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	370,000	372,962
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/2019	245,000	271,583
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/2034	422,000	366,195
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/2022	355,000	327,199
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2038	120,000	124,844
Spectra Energy Partners, L.P., Sr. Unsec. Global Notes, 4.50%, 03/15/2045	536,000	477,515
Sr. Unsec. Notes, 2.95%, 06/15/2016	1,065,000	1,065,692
Sunoco Logistics Partners Operations L.P., Sr. Unsec. Gtd. Notes, 5.30%, 04/01/2044	645,000	533,973
5.50%, 02/15/2020	535,000	551,635
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/2032	185,000	210,564
Western Gas Partners L.P., Sr. Unsec. Notes, 5.45%, 04/01/2044	600,000	477,750
		5,257,628

Other Diversified Financial Services–0.13%

Athene Global Funding, Sec. Notes, 2.88%, 10/23/2018(c)	624,000	614,405

	Principal Amount	Value

Other Diversified Financial Services–(continued)

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(c)	$ 935,000	$ 937,665
		1,552,070

Packaged Foods & Meats–0.16%

General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/2019	850,000	874,165
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 3.88%, 06/27/2024(c)	765,000	771,906
Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 4.13%, 11/15/2025	64,000	68,067
Tyson Foods, Inc., Sr. Unsec. Gtd. Global Bonds, 4.88%, 08/15/2034	214,000	230,179
		1,944,317

Paper Packaging–0.12%

Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/2023	1,139,000	1,198,988
International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/2041	245,000	266,469
		1,465,457

Pharmaceuticals–0.69%

Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 1.85%, 03/01/2017	909,000	913,728
4.85%, 06/15/2044	950,000	1,012,859
Allergan, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 04/01/2016	905,000	904,971
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%, 10/08/2021(c)	590,000	617,939
GlaxoSmithKline Capital Inc. (United Kingdom), Sr. Unsec. Gtd. Global Bonds, 5.65%, 05/15/2018	75,000	82,200
6.38%, 05/15/2038	70,000	94,545
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	1,455,000	1,502,288
Merck & Co., Inc., Sr. Unsec. Global Notes, 0.70%, 05/18/2016	1,930,000	1,930,799
Merck Sharp & Dohme Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 06/30/2019	280,000	312,623
Perrigo Co. PLC, Sr. Unsec. Global Notes, 2.30%, 11/08/2018	405,000	402,874
Perrigo Finance Unlimited Co., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/2021	200,000	205,214
Zoetis Inc., Sr. Unsec. Global Notes, 4.70%, 02/01/2043	365,000	344,472
		8,324,512

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Property & Casualty Insurance–0.30%

Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/2044(c)	$ 975,000	$ 939,909
Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/2043	385,000	395,936
Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/2018	855,000	1,063,406
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/2043	665,000	757,264
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/2022	420,000	452,148
		3,608,663

Railroads–0.37%

Burlington Northern Santa Fe, LLC, Sr. Unsec. Deb., 5.15%, 09/01/2043	1,990,000	2,326,136
Canadian National Railway Co. (Canada), Sr. Unsec. Notes, 5.80%, 06/01/2016	400,000	403,268
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/2041	380,000	436,334
Union Pacific Corp., Sr. Unsec. Global Notes, 3.65%, 02/15/2024	101,000	108,347
Sr. Unsec. Notes, 4.15%, 01/15/2045	440,000	456,103
4.85%, 06/15/2044	570,000	651,853
		4,382,041

Regional Banks–0.14%

PNC Bank, N.A., Series BKNT, Sr. Unsec. Notes, 1.30%, 10/03/2016	1,610,000	1,614,002

Reinsurance–0.07%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	780,000	826,129

Renewable Electricity–0.05%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	581,000	594,385

Research & Consulting Services–0.04%

Verisk Analytics, Inc., Sr. Unsec. Global Notes, 5.50%, 06/15/2045	505,000	495,168

Semiconductor Equipment–0.40%

Lam Research Corp., Sr. Unsec. Global Notes, 3.80%, 03/15/2025	310,000	296,676
Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/2018	3,026,000	4,472,806
		4,769,482

	Principal Amount	Value

Semiconductors–1.28%

Microchip Technology, Inc., Sr. Unsec. Sub. Conv. Bonds, 1.63%, 02/15/2025	$ 1,803,000	$ 1,863,851
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(d)	3,601,000	2,471,187
NVIDIA Corp., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/2018	4,339,000	7,764,098
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Notes, 1.00%, 12/01/2020(c)	3,620,000	3,248,950
		15,348,086

Soft Drinks–0.42%

Coca-Cola Co. (The), Sr. Unsec. Global Notes, 1.80%, 09/01/2016	1,735,000	1,743,931
PepsiCo, Inc., Sr. Unsec. Global Notes, 3.60%, 03/01/2024	659,000	722,800
Sr. Unsec. Notes, 2.50%, 05/10/2016	2,525,000	2,530,326
		4,997,057

Specialized Finance–0.33%

Air Lease Corp., Sr. Unsec. Global Notes, 2.63%, 09/04/2018	865,000	855,269
4.25%, 09/15/2024	430,000	422,744
Aviation Capital Group Corp., Sr. Unsec. Notes, 2.88%, 09/17/2018(c)	745,000	750,705
4.88%, 10/01/2025(c)	735,000	727,801
Moody’s Corp., Sr. Unsec. Global Notes, 4.50%, 09/01/2022	935,000	1,023,262
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 02/15/2022	195,000	201,289
		3,981,070

Specialized REIT’s–0.05%

Crown Castle International Corp., Sr. Unsec. Notes, 4.45%, 02/15/2026	615,000	643,444

Steel–0.04%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.85%, 06/01/2019	446,000	500,635

Systems Software–0.42%

FireEye, Inc., Series A, Sr. Unsec. Conv. Notes, 1.00%, 06/01/2020(c)(d)	1,085,000	924,962
Series B, Sr. Unsec. Conv. Notes, 1.63%, 06/01/2022(c)(d)	1,085,000	887,666
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/2035	403,000	392,858

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Systems Software–(continued)

NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/2018	$ 2,326,000	$ 2,231,506
Oracle Corp., Sr. Unsec. Global Notes, 4.30%, 07/08/2034	600,000	631,821
		5,068,813

Technology Distributors–0.06%

Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	705,000	713,399

Technology Hardware, Storage & Peripherals–0.58%

Apple Inc., Sr. Unsec. Global Notes, 2.15%, 02/09/2022	716,000	723,252
Hewlett Packard Enterprise Co., Sr. Unsec. Notes, 2.85%, 10/05/2018(c)	1,385,000	1,409,146
SanDisk Corp., Sr. Unsec. Conv. Bonds, 0.50%, 10/15/2020	3,936,000	4,105,740
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds, 4.75%, 01/01/2025	325,000	254,516
5.75%, 12/01/2034	702,000	501,930
		6,994,584

Thrifts & Mortgage Finance–0.89%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 2.00%, 04/01/2020	710,000	897,706
5.00%, 05/01/2017	6,201,000	6,456,791
Radian Group Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/01/2019	412,000	519,120
3.00%, 11/15/2017	2,275,000	2,741,375
		10,614,992

Tobacco–0.26%

Philip Morris International Inc., Sr. Unsec. Global Bonds, 1.25%, 08/11/2017	214,000	214,973
Sr. Unsec. Global Notes, 2.50%, 05/16/2016	1,065,000	1,067,337
3.60%, 11/15/2023	405,000	444,653
4.88%, 11/15/2043	1,210,000	1,391,265
		3,118,228

Wireless Telecommunication Services–0.24%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/2042	600,000	583,569
Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/2016	255,000	256,088
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(c)	538,000	586,854
6.11%, 01/15/2020(c)	770,000	849,313

	Principal Amount	Value

Wireless Telecommunication Services–(continued)

Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/2043	$ 585,000	$ 590,832
		2,866,656
Total Bonds & Notes (Cost $235,938,314)		244,592,305

U.S. Treasury Securities–9.39%

U.S. Treasury Bills–0.01%

0.24%, 05/26/2016(h)(i)	10,000	9,997
0.29%, 05/26/2016(h)(i)	135,000	134,965
		144,962

U.S. Treasury Notes–8.84%

0.50%, 04/30/2017	20,000,000	19,969,823
0.75%, 06/30/2017	9,000,000	9,008,996
0.75%, 02/28/2018	25,763,000	25,777,521
1.25%, 01/31/2019	8,000,000	8,092,094
1.00%, 03/15/2019	23,475,000	23,572,936
3.63%, 08/15/2019	1,525,000	1,660,066
3.38%, 11/15/2019	300,000	325,448
3.63%, 02/15/2020	46,000	50,506
2.63%, 11/15/2020	600,000	638,320
1.13%, 02/28/2021	16,900	16,841
1.50%, 02/28/2023	1,063,000	1,060,516
1.63%, 02/15/2026	15,962,500	15,741,599
		105,914,666

U.S. Treasury Bonds–0.54%

4.50%, 08/15/2039	40,000	54,811
4.38%, 05/15/2040	80,000	107,710
3.00%, 11/15/2045	5,867,700	6,337,782
		6,500,303
Total U.S. Treasury Securities (Cost $111,898,413)		112,559,931

	Shares

Preferred Stocks–0.91%

Asset Management & Custody Banks–0.21%

AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd.	43,000	2,385,159
State Street Corp., Series D, 5.90% Pfd.	5,468	149,331
		2,534,490

Diversified Banks–0.03%

Wells Fargo & Co., 5.85% Pfd.	12,000	316,320

Oil & Gas Storage & Transportation–0.34%

El Paso Energy Capital Trust I, $2.38 Jr. Unsec. Gtd. Sub. Conv. Pfd.	95,499	4,086,402

Regional Banks–0.33%

KeyCorp., Series A, $7.75 Conv. Pfd.	30,290	3,915,285
Total Preferred Stocks (Cost $8,871,203)		10,852,497

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

U.S. Government Sponsored Agency Securities–0.33%

Federal Home Loan Mortgage Corp. (FHLMC)–0.33%

Unsec. Global Notes, 5.00%, 04/18/2017	$ 1,500,000	$ 1,567,781
5.50%, 08/23/2017	140,000	149,303
4.88%, 06/13/2018	1,000,000	1,088,162
6.75%, 03/15/2031	750,000	1,135,914
Total U.S. Government Sponsored Agency Securities (Cost $3,699,586)		3,941,160

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%

Federal Home Loan Mortgage Corp. (FHLMC)–0.00%

Pass Through Ctfs., 6.50%, 02/01/2026	190	216
5.50%, 02/01/2037	59	66
		282

Federal National Mortgage Association (FNMA)–0.00%

Pass Through Ctfs., 6.00%, 01/01/2017	117	119
5.50%, 03/01/2021	130	139
8.00%, 08/01/2021	1,245	1,292
9.50%, 04/01/2030	3,620	4,202
		5,752
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $5,764)		6,034

	Shares	Value

Money Market Funds–5.92%

Liquid Assets Portfolio –Institutional Class, 0.45% (j)	35,474,459	$ 35,474,459
Premier Portfolio –Institutional Class, 0.40% (j)	35,474,459	35,474,459
Total Money Market Funds (Cost $70,948,918)		70,948,918
TOTAL INVESTMENTS–99.52% (Cost $1,063,922,820)		1,192,906,670
OTHER ASSETS LESS LIABILITIES–0.48%		5,757,233
NET ASSETS–100.00%		$ 1,198,663,903

Investment Abbreviations:

ADR	—American Depositary Receipt
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2016 was $45,355,356, which represented 3.78% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put. (e) Perpetual bond with no specified maturity date.

(f)	Exchangeable for a basket of four common stocks and one ordinary share. (g) Exchangeable for a basket of five common stocks.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco V.I. Equity and Income Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco V.I. Equity and Income Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Equity and Income Fund

	Level 1	Level 2	Level 3	Total
Equity Securities	$ 786,281,528	$ 45,525,712	$ —	$ 831,807,240
U.S. Treasury Securities	—	112,559,931	—	112,559,931
U.S. Government Sponsored Agency Securities	—	3,947,194	—	3,947,194
Corporate Debt Securities	—	244,592,305	—	244,592,305
	786,281,528	406,625,142	—	1,192,906,670
Forward Foreign Currency Contracts*	—	(1,434,838)	—	(1,434,838)
Futures Contracts*	3,325	—	—	3,325
Total Investments	$ 786,284,853	$ 405,190,304	$ —	$ 1,191,475,157

  * Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts
		Contract to					Unrealized
Settlement						Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
04/15/2016	Bank of New York Mellon (The)	CAD	7,056,617	USD	5,272,270	$ 5,434,352	$ (162,082)
04/15/2016	Bank of New York Mellon (The)	CHF	2,534,002	USD	2,556,164	2,637,046	(80,882)
04/15/2016	Bank of New York Mellon (The)	EUR	7,224,681	USD	7,991,725	8,224,266	(232,541)
04/15/2016	Bank of New York Mellon (The)	GBP	5,256,039	USD	7,471,197	7,549,848	(78,651)
04/15/2016	Bank of New York Mellon (The)	ILS	11,890,860	USD	3,051,050	3,166,547	(115,497)
04/15/2016	State Street Bank and Trust Co.	CAD	8,635,045	USD	6,448,539	6,649,910	(201,371)
04/15/2016	State Street Bank and Trust Co.	CHF	2,574,238	USD	2,596,857	2,678,918	(82,061)
04/15/2016	State Street Bank and Trust Co.	EUR	8,388,019	USD	9,276,059	9,548,560	(272,501)
04/15/2016	State Street Bank and Trust Co.	GBP	6,203,151	USD	8,816,973	8,910,293	(93,320)
04/15/2016	State Street Bank and Trust Co.	ILS	11,890,859	USD	3,049,141	3,166,547	(117,406)
04/15/2016	State Street Bank and Trust Co.	USD	74,074	CAD	98,100	75,548	1,474
Total Forward Foreign Currency Contracts - Currency Risk							$ (1,434,838)

Currency Abbreviations:
CAD — Canadian Dollar	GBP — British Pound Sterling
CHF — Swiss Franc	ILS — Israeli Shekel
EUR – Euro	USD— U.S. Dollar

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	Short	31	June-2016	$ (3,756,086)	$ (2,011)
U.S. Treasury 10 Year Notes	Short	23	June-2016	(2,998,984)	5,336
Total Futures Contracts – Interest Rate Risk					$ 3,325

Invesco V.I. Equity and Income Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $59,133,971 and $93,897,690, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $184,396,821 and $172,179,379, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$ 161,664,030
Aggregate unrealized (depreciation) of investment securities	(41,434,593)
Net unrealized appreciation of investment securities	$ 120,229,437
Cost of investments for tax purposes is $1,072,677,233.

Invesco V.I. Equity and Income Fund

Invesco V.I. Global Core Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	VIGCE-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.05%

Australia–1.81%

Australia and New Zealand Banking Group Ltd.	76,262	$ 1,362,836

China–1.00%

Baidu, Inc. -ADR(a)	3,931	750,350

Finland–0.98%

Sampo Oyj -Class A	15,641	740,026

France–4.08%

Danone	20,738	1,472,172
LVMH Moet Hennessy Louis Vuitton S.E.	5,784	990,489
Publicis Groupe S.A.	8,692	609,114
		3,071,775

Germany–1.44%

Bayer AG	9,213	1,082,895

Hong Kong–1.38%

AIA Group Ltd.	182,800	1,035,671

Ireland–1.33%

Shire PLC -ADR	5,839	1,003,724

Israel–0.53%

Teva Pharmaceutical Industries Ltd. -ADR	7,531	402,984

Italy–0.49%

Saipem S.p.A. (a)	921,367	367,358

Japan–6.76%

ASICS Corp.	37,800	671,282
Hitachi, Ltd.	290,000	1,356,915
KDDI Corp.	49,700	1,324,668
Mitsubishi UFJ Financial Group, Inc.	197,800	916,546
Toyota Motor Corp.	15,500	817,445
		5,086,856

Netherlands–4.92%

GrandVision N.V. (b)	35,065	996,830
ING Groep N.V.	95,003	1,143,968
Koninklijke DSM N.V.	12,648	693,374
Koninklijke Philips N.V.	30,581	868,218
		3,702,390

Singapore–1.01%

DBS Group Holdings Ltd.	66,600	759,957

Sweden–0.78%

Sandvik AB	56,573	585,263

	Shares	Value

Switzerland–4.16%

ABB Ltd.	56,256	$ 1,096,394
Roche Holding AG	5,179	1,270,841
TE Connectivity Ltd.	12,362	765,455
		3,132,690

Taiwan–1.94%

Taiwan Semiconductor Manufacturing Co. Ltd.	292,000	1,459,225

United Kingdom–11.70%

British American Tobacco PLC	10,713	627,424
Diageo PLC	56,831	1,533,792
Kingfisher PLC	75,180	405,773
Liberty Global PLC -Series A (a)	14,901	573,688
Liberty Global PLC -Series C (a)	33,216	1,247,593
Liberty Global PLC LiLAC -Series A (a)	745	26,120
Liberty Global PLC LiLAC -Series C (a)	1,660	62,881
Rio Tinto PLC	17,448	492,404
Royal Dutch Shell PLC -Class A -ADR	42,481	2,058,204
Vodafone Group PLC -ADR	55,513	1,779,192
		8,807,071

United States–54.74%

AbbVie Inc.	18,603	1,062,603
Allergan PLC (a)	3,564	955,259
Alphabet Inc. -Class C (a)	3,482	2,593,916
American Express Co.	24,721	1,517,869
Amphenol Corp. -Class A	8,870	512,863
Archer-Daniels-Midland Co.	13,945	506,343
Berkshire Hathaway Inc. -Class A (a)	9	1,921,050
Biogen Inc. (a)	3,155	821,310
BioMarin Pharmaceutical Inc. (a)	2,378	196,137
Cabot Oil & Gas Corp.	16,490	374,488
Celgene Corp. (a)	11,227	1,123,710
Chevron Corp.	8,123	774,934
Chubb Ltd.	5,972	711,564
Coca-Cola Co. (The)	24,636	1,142,864
Cognizant Technology Solutions Corp. -Class A (a)	19,239	1,206,285
Comcast Corp. -Class A	17,608	1,075,497
Concho Resources Inc. (a)	3,913	395,370
Dick’s Sporting Goods, Inc.	13,826	646,365
Eaton Corp. PLC	23,218	1,452,518
EOG Resources, Inc.	7,460	541,447
Exxon Mobil Corp.	18,296	1,529,363
First Republic Bank	18,730	1,248,167
General Electric Co.	39,721	1,262,731
Halliburton Co.	26,998	964,369

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

	Shares	Value

United States–(continued)

HCA Holdings, Inc. (a)	10,033	$ 783,076
Hertz Global Holdings, Inc. (a)	55,922	588,859
Incyte Corp. (a)	1,270	92,037
International Business Machines Corp.	12,429	1,882,372
Marsh & McLennan Cos., Inc.	18,956	1,152,335
McKesson Corp.	3,134	492,821
Moody’s Corp.	18,499	1,786,263
Nielsen Holdings PLC	17,059	898,327
Northern Trust Corp.	14,319	933,169
Priceline Group Inc. (The) (a)	1,143	1,473,281
Progressive Corp. (The)	48,779	1,714,094
QUALCOMM, Inc.	24,552	1,255,589

	Shares	Value

United States–(continued)

Thermo Fisher Scientific, Inc.	3,996	$565,794
United Parcel Service, Inc. -Class B	9,810	1,034,661
Vertex Pharmaceuticals Inc. (a)	1,910	151,826
Wal-Mart Stores, Inc.	8,373	573,467
Walt Disney Co. (The)	12,973	1,288,349
		41,203,342
TOTAL INVESTMENTS–99.05% (Cost $73,838,910)		74,554,413
OTHER ASSETS LESS LIABILITIES–0.95%		712,754
NET ASSETS–100.00%		$ 75,267,167

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2016 represented 1.32% of the Fund’s Net Assets.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Global Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Global Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2016, there were transfers from Level 1 to Level 2 of $492,404 and from Level 2 to Level 1 of $5,384,320, due to foreign fair value adjustments.

Invesco V.I. Global Core Equity Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$1,362,836	$—	$ 1,362,836
China	750,350	—	—	750,350
Finland	—	740,026	—	740,026
France	990,489	2,081,286	—	3,071,775
Germany	1,082,895	—	—	1,082,895
Hong Kong	1,035,671	—	—	1,035,671
Ireland	1,003,724	—	—	1,003,724
Israel	402,984	—	—	402,984
Italy	—	367,358	—	367,358
Japan	2,273,461	2,813,395	—	5,086,856
Netherlands	—	3,702,390	—	3,702,390
Singapore	759,957	—	—	759,957
Sweden	585,263	—	—	585,263
Switzerland	1,861,849	1,270,841	—	3,132,690
Taiwan	—	1,459,225	—	1,459,225
United Kingdom	5,747,678	3,059,393	—	8,807,071
United States	41,203,342	—	—	41,203,342
Total Investments	$57,697,663	$16,856,750	$—	$ 74,554,413

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $8,977,422 and $12,535,415, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 5,908,642
Aggregate unrealized (depreciation) of investment securities	(5,254,841)
Net unrealized appreciation of investment securities	$ 653,801
Cost of investments for tax purposes is $73,900,612.

Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Health Care Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2016

invesco.com/us	I-VIGHC-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.99%

Biotechnology–28.85%

AbbVie Inc.	146,879	$ 8,389,729
ACADIA Pharmaceuticals Inc. (b)	37,920	1,060,243
Alder Biopharmaceuticals, Inc. (b)	52,381	1,282,811
Alexion Pharmaceuticals, Inc. (b)	25,334	3,527,000
AMAG Pharmaceuticals, Inc. (b)	34,007	795,764
Amgen Inc.	49,331	7,396,197
Atara Biotherapeutics Inc. (b)	12,715	241,966
Biogen Inc. (b)	41,107	10,700,974
BioMarin Pharmaceutical Inc. (b)	66,415	5,477,909
Bluebird Bio, Inc. (b)	24,590	1,045,075
Celgene Corp. (b)	101,780	10,187,160
DBV Technologies S.A. -ADR (France)(b)	86,944	2,830,027
Flexion Therapeutics, Inc. (b)	20,848	191,802
Gilead Sciences, Inc.	46,577	4,278,563
Heron Therapeutics, Inc. (b)	68,386	1,298,650
Incyte Corp. (b)	55,269	4,005,344
Medivation Inc. (b)	42,951	1,974,887
Neurocrine Biosciences, Inc. (b)	30,844	1,219,880
Prothena Corp. PLC (Ireland)(b)	28,656	1,179,481
REGENXBIO Inc. (b)	34,956	377,525
Sarepta Therapeutics, Inc. (b)	40,665	793,781
Spark Therapeutics, Inc. (b)	39,502	1,165,704
Synergy Pharmaceuticals, Inc. (b)	231,515	638,981
United Therapeutics Corp. (b)	12,090	1,347,189
Vertex Pharmaceuticals Inc. (b)	36,942	2,936,520
		74,343,162

Drug Retail–0.64%

Raia Drogasil S.A. (Brazil)	114,160	1,657,507

Health Care Distributors–2.12%

Cardinal Health, Inc.	38,001	3,114,182
McKesson Corp.	14,953	2,351,359
		5,465,541

Health Care Equipment–3.82%

Olympus Corp. (Japan)	98,500	3,829,024
ResMed Inc.	50,062	2,894,585
Wright Medical Group N.V. (b)	188,175	3,123,705
		9,847,314

Health Care Facilities–4.13%

Brookdale Senior Living Inc. (b)	125,971	2,000,419
HCA Holdings, Inc. (b)	57,317	4,473,592
Tenet Healthcare Corp. (b)	25,028	724,060
Universal Health Services, Inc. -Class B	27,711	3,456,116
		10,654,187

	Shares	Value

Health Care Services–2.09%

Air Methods Corp. (b)	33,248	$ 1,204,242
Express Scripts Holding Co. (b)	59,956	4,118,378
InnovaCare Inc. (b)(c)	122,652	61,326
		5,383,946

Life Sciences Tools & Services–5.08%

Agilent Technologies, Inc.	46,191	1,840,711
Thermo Fisher Scientific, Inc.	79,483	11,253,998
		13,094,709

Managed Health Care–4.74%

Aetna Inc.	49,605	5,573,122
Qualicorp S.A. (Brazil)	109,000	450,826
UnitedHealth Group Inc.	48,107	6,200,992
		12,224,940

Pharmaceuticals–46.52%

Agile Therapeutics, Inc. (b)	76,590	475,624
Akorn, Inc. (b)	58,143	1,368,105
Allergan PLC (b)	36,584	9,805,610
AstraZeneca PLC -ADR (United Kingdom)	147,423	4,151,432
Bayer AG (Germany)	46,794	5,500,162
Bristol-Myers Squibb Co.	124,580	7,958,170
Cempra, Inc. (b)	48,971	857,972
Dermira, Inc. (b)	61,818	1,278,396
Eli Lilly and Co.	68,831	4,956,520
Endo International PLC (b)	97,964	2,757,687
GlaxoSmithKline PLC -ADR (United Kingdom)	81,899	3,321,003
Hikma Pharmaceuticals PLC (Jordan)	68,907	1,959,697
Jazz Pharmaceuticals PLC (b)	29,212	3,813,627
Johnson & Johnson	45,453	4,918,015
Lipocine Inc. (b)	121,754	1,235,803
Medicines Co. (The) (b)	21,080	669,712
Merck & Co., Inc.	201,266	10,648,984
Mylan N.V. (b)	61,508	2,850,896
Nippon Shinyaku Co., Ltd. (Japan)	71,400	2,791,417
Novartis AG -ADR (Switzerland)	84,031	6,087,206
Pfizer Inc.	154,913	4,591,621
Roche Holding AG (Switzerland)	46,919	11,513,147
Sanofi -ADR (France)	224,208	9,004,193
Shire PLC -ADR (Ireland)	62,947	10,820,589
Supernus Pharmaceuticals Inc. (b)	105,510	1,609,027
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	75,739	4,052,794
Zogenix, Inc. (b)	95,229	879,916
		119,877,325
Total Common Stocks & Other Equity Interests (Cost $228,500,446)		252,548,631

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Health Care Fund

	Shares	Value

Money Market Funds–1.54%

Liquid Assets Portfolio –Institutional Class, 0.45% (d)	1,984,726	$ 1,984,726
Premier Portfolio –Institutional Class, 0.40% (d)	1,984,725	1,984,725
Total Money Market Funds (Cost $3,969,451)		3,969,451
TOTAL INVESTMENTS–99.53% (Cost $232,469,897)		256,518,082
OTHER ASSETS LESS LIABILITIES–0.47%		1,200,454
NET ASSETS–100.00%		$ 257,718,536

Investment Abbreviations:

ADR —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2016 represented less than 1% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Global Health Care Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Global Health Care Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2016, there were transfers from Level 2 to Level 1 of $14,080,300, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$ 244,943,609	$ 11,513,147	$ 61,326	$ 256,518,082

Invesco V.I. Global Health Care Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $14,542,813 and $22,555,959, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$50,672,927
Aggregate unrealized (depreciation) of investment securities	(26,624,742)
Net unrealized appreciation of investment securities	$24,048,185

Cost of investments is the same for tax and financial reporting purposes.

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	VIGRE-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2016

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–97.96%

Australia–5.59%

DEXUS Property Group	497,085	$3,015,414
Goodman Group	246,479	1,256,033
Mirvac Group	1,747,249	2,584,639
Scentre Group	872,018	2,959,792
Stockland	532,170	1,741,655
Vicinity Centres	2,770,192	6,773,051
Westfield Corp.	803,328	6,144,018
		24,474,602

Brazil–0.46%

BR Malls Participacoes S.A.	104,300	427,905
Iguatemi Empresa de Shopping Centers S.A.	116,000	796,940
Multiplan Empreendimentos Imobiliarios S.A.	52,700	787,147
		2,011,992

Canada–2.43%

Allied Properties REIT	70,000	1,885,103
Canadian REIT	67,600	2,346,257
Chartwell Retirement Residences	81,448	884,384
First Capital Realty, Inc.	96,701	1,535,539
H&R REIT	134,200	2,169,233
Smart REIT	70,100	1,831,653
		10,652,169

China–4.31%

China Jinmao Holdings Group Ltd.	3,756,000	1,045,842
China Overseas Land & Investment Ltd.	1,574,000	4,981,302
China Resources Land Ltd.	1,450,444	3,720,837
China Vanke Co., Ltd. -Class H	384,600	942,989
CIFI Holdings (Group) Co. Ltd.	3,646,000	874,211
Dalian Wanda Commercial Properties Co. Ltd. -Class H (a)	101,300	600,042
Global Logistic Properties Ltd.	642,400	917,476
Greentown China Holdings Ltd. (b)	441,500	347,743
Guangzhou R&F Properties Co. Ltd. -Class H	389,600	558,483
KWG Property Holding Ltd.	364,500	239,637
Longfor Properties Co. Ltd.	1,223,000	1,743,686
Shenzhen Investment Ltd.	3,561,700	1,414,147
Shimao Property Holdings Ltd.	274,000	405,489
Shui On Land Ltd.	2,131,500	575,518
Sino-Ocean Land Holdings Ltd.	1,071,100	506,737
		18,874,139

France–3.45%

ICADE	39,755	3,038,661
Klepierre	142,257	6,796,704
Unibail-Rodamco S.E.	19,158	5,256,296
		15,091,661

	Shares	Value

Germany–2.72%

LEG Immobilien AG	52,260	$4,908,215
Vonovia SE	193,866	6,976,172
		11,884,387

Hong Kong–6.48%

Cheung Kong Property Holdings Ltd.	589,000	3,792,603
Henderson Land Development Co. Ltd.	305,000	1,873,481
Hongkong Land Holdings Ltd.	429,100	2,570,309
Link REIT	817,500	4,847,661
Sino Land Co. Ltd.	934,000	1,478,536
Sun Hung Kai Properties Ltd.	774,000	9,463,786
Swire Properties Ltd.	1,315,400	3,552,454
Wharf Holdings Ltd. (The)	140,000	765,210
		28,344,040

Indonesia–0.54%

PT Bumi Serpong Damai Tbk	5,171,700	716,827
PT Lippo Karawaci Tbk	4,123,900	325,514
PT Pakuwon Jati Tbk	24,684,900	902,447
PT Summarecon Agung Tbk	3,297,200	394,747
		2,339,535

Ireland–0.41%

Green REIT PLC	1,125,950	1,807,720

Japan–10.21%

Activia Properties, Inc.	422	2,189,773
Advance Residence Investment Corp.	54	136,697
Daiwa House REIT Investment Corp.	184	806,824
GLP J-REIT (a)	213	242,818
GLP J-REIT	1,757	2,002,959
Hulic Reit, Inc.	678	1,102,439
Japan Excellent, Inc.	808	1,091,261
Japan Hotel REIT Investment Corp.	2,759	2,429,401
Japan Real Estate Investment Corp.	947	5,469,368
Japan Retail Fund Investment Corp.	757	1,814,982
Kenedix Office Investment Corp.	217	1,245,564
Mitsubishi Estate Co. Ltd.	267,000	4,945,930
Mitsui Fudosan Co., Ltd.	472,000	11,736,346
Nomura Real Estate Master Fund, Inc.	2,562	3,824,390
Sumitomo Realty & Development Co., Ltd.	80,000	2,332,889
Tokyu Fudosan Holdings, Corp.	219,300	1,483,277
United Urban Investment Corp.	1,145	1,850,598
		44,705,516

Malaysia–0.35%

IGB REIT	2,049,900	804,295
IOI Properties Group Berhad	471,200	279,131
KLCCP Stapled Group	121,500	223,090
SP Setia Berhad Group	279,300	224,185
		1,530,701

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

	Shares	Value

Malta–0.00%

BGP Holdings PLC (Acquired 08/06/2009; Cost $0)(a)(b)	3,053,090	$0

Mexico–0.64%

Fibra Uno Administracion S.A. de C.V.	846,300	1,969,102
Macquarie Mexico Real Estate Management S.A. de C.V.	600,200	811,351
		2,780,453

Netherlands–0.79%

Wereldhave N.V.	61,577	3,443,714

Philippines–0.67%

Ayala Land, Inc.	995,000	764,144
Megaworld Corp.	4,749,100	428,731
Robinsons Land Corp.	1,003,100	606,699
SM Prime Holdings Inc.	2,403,200	1,149,413
		2,948,987

Singapore–2.14%

Ascendas India Trust	926,300	601,337
Ascendas REIT	1,246,700	2,210,641
CapitaLand Ltd.	1,161,600	2,645,778
CapitaLand Mall Trust	784,800	1,216,925
CapitaLand Retail China Trust	679,700	728,691
Mapletree Industrial Trust	1,639,400	1,940,011
		9,343,383

South Africa–0.85%

Growthpoint Properties Ltd.	1,049,549	1,746,778
Hyprop Investments Ltd.	150,645	1,196,404
Resilient REIT Ltd.	85,185	782,097
		3,725,279

Spain–0.97%

Inmobiliaria Colonial S.A. (b)	2,246,890	1,658,869
Merlin Properties Socimi, S.A.	221,657	2,569,734
		4,228,603

Sweden–1.09%

Fabege AB	110,518	1,860,143
Wihlborgs Fastigheter AB	135,899	2,885,468
		4,745,611

Switzerland–0.63%

Swiss Prime Site AG	31,448	2,773,429

Thailand–0.30%

Central Pattana PCL	578,400	848,166
Land and Houses PCL	1,195,500	306,364
Land and Houses PCL -NVDR	609,000	155,198
		1,309,728

United Arab Emirates–0.31%

Emaar Malls Group PJSC (b)	569,239	446,353
Emaar Properties PJSC	566,392	928,334
		1,374,687

	Shares	Value

United Kingdom–4.57%

Derwent London PLC	59,485	$2,683,559
Great Portland Estates PLC	439,097	4,577,011
Kennedy Wilson Europe Real Estate PLC	128,887	2,163,064
Land Securities Group PLC	496,425	7,819,593
LondonMetric Property PLC	311,719	709,108
UNITE Group PLC (The)	226,379	2,063,483
		20,015,818

United States–48.05%

American Campus Communities, Inc.	96,392	4,539,099
American Homes 4 Rent -Class A	105,675	1,680,233
Apartment Investment & Management Co. -Class A	96,900	4,052,358
AvalonBay Communities, Inc.	75,781	14,413,546
Boston Properties, Inc.	71,564	9,094,353
Brandywine Realty Trust	215,153	3,018,597
Brixmor Property Group, Inc.	184,184	4,718,794
Brookdale Senior Living Inc. (b)	166,077	2,637,303
Camden Property Trust	24,788	2,084,423
Care Capital Properties, Inc.	110,487	2,965,471
Cousins Properties, Inc.	294,245	3,054,263
CyrusOne Inc.	106,719	4,871,722
DCT Industrial Trust Inc.	43,883	1,732,062
DiamondRock Hospitality Co.	324,969	3,288,686
Empire State Realty Trust Inc. -Class A	67,524	1,183,696
Equinix, Inc.	14,595	4,826,712
Equity Lifestyle Properties, Inc.	28,492	2,072,223
Equity Residential	50,200	3,766,506
Essex Property Trust, Inc.	24,581	5,748,513
Extra Space Storage Inc.	37,674	3,521,012
Federal Realty Investment Trust	30,493	4,758,433
First Industrial Realty Trust, Inc.	59,726	1,358,169
General Growth Properties, Inc.	192,900	5,734,917
HCP, Inc.	237,862	7,749,544
Healthcare Realty Trust, Inc.	206,239	6,370,723
Hilton Worldwide Holdings Inc.	214,701	4,835,067
Host Hotels & Resorts Inc.	76,200	1,272,540
Hudson Pacific Properties Inc.	172,257	4,981,672
InfraREIT Inc.	86,477	1,474,433
Liberty Property Trust	19,984	668,665
Mid-America Apartment Communities, Inc.	21,361	2,183,308
Paramount Group, Inc.	13,600	216,920
Prologis, Inc.	171,996	7,598,783
Public Storage	46,445	12,810,924
QTS Realty Trust, Inc. -Class A	48,156	2,281,631
Realty Income Corp.	97,341	6,084,786
Retail Opportunity Investments Corp.	228,294	4,593,275
Rexford Industrial Realty, Inc.	120,881	2,195,199
Simon Property Group, Inc.	111,428	23,142,481
SL Green Realty Corp.	40,306	3,904,845
Sunstone Hotel Investors, Inc.	204,098	2,857,372
Vornado Realty Trust	117,625	11,107,329
Washington REIT	52,600	1,536,446
Weingarten Realty Investors	147,699	5,541,666
Welltower Inc.	25,849	1,792,370
		210,321,070
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $372,322,596)		428,727,224

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

	Shares	Value

Money Market Funds–2.10%

Liquid Assets Portfolio –Institutional Class, 0.45% (c)	4,596,244	$4,596,244
Premier Portfolio –Institutional Class, 0.40% (c)	4,596,245	4,596,245
Total Money Market Funds (Cost $9,192,489)		9,192,489
TOTAL INVESTMENTS–100.06% (Cost $381,515,085)		437,919,713
OTHER ASSETS LESS LIABILITIES–(0.06)%		(242,210)
NET ASSETS–100.00%		$ 437,677,503

Investment Abbreviations:

NVDR	—Non-Voting Depositary Receipt

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2016 was $842,859, which represented less than 1% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Global Real Estate Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco V.I. Global Real Estate Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2016, there were transfers from Level 1 to Level 2 of $7,860,731 and from Level 2 to Level 1 of $95,068,541, due to foreign fair value adjustments.

Invesco V.I. Global Real Estate Fund

	Level 1	Level 2	Level 3	Total
Australia	$ 8,514,706	$15,959,896	$—	$ 24,474,602
Brazil	2,011,992	—	—	2,011,992
Canada	10,652,169	—	—	10,652,169
China	18,298,621	575,518	—	18,874,139
France	—	15,091,661	—	15,091,661
Germany	6,976,172	4,908,215	—	11,884,387
Hong Kong	28,344,040	—	—	28,344,040
Indonesia	2,339,535	—	—	2,339,535
Ireland	1,807,720	—	—	1,807,720
Japan	22,392,092	22,313,424	—	44,705,516
Malaysia	1,530,701	—	—	1,530,701
Malta	—	—	0	0
Mexico	2,780,453	—	—	2,780,453
Netherlands	3,443,714	—	—	3,443,714
Philippines	428,731	2,520,256	—	2,948,987
Singapore	9,343,383	—	—	9,343,383
South Africa	2,528,875	1,196,404	—	3,725,279
Spain	—	4,228,603	—	4,228,603
Sweden	2,885,468	1,860,143	—	4,745,611
Switzerland	2,773,429	—	—	2,773,429
Thailand	1,309,728	—	—	1,309,728
United Arab Emirates	1,374,687	—	—	1,374,687
United Kingdom	—	20,015,818	—	20,015,818
United States	219,513,559	—	—	219,513,559
Total Investments	$349,249,775	$88,669,938	$0	$437,919,713

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $99,727,820 and $96,660,598, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 57,040,195
Aggregate unrealized (depreciation) of investment securities	(11,346,666)
Net unrealized appreciation of investment securities	$ 45,693,529
Cost of investments for tax purposes is $392,226,184.

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2016

invesco.com/us	VIGOV-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2016

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–45.82%

Collateralized Mortgage Obligations–17.95%

Fannie Mae REMICs,
4.00%, 07/25/2018 to 07/25/2040	$4,241,033	$ 4,516,418
5.00%, 08/25/2019	928,437	957,730
3.00%, 10/25/2025	1,127,135	1,152,466
2.50%, 03/25/2026	1,287,570	1,305,417
7.00%, 09/18/2027	415,558	465,034
6.50%, 03/25/2032	1,109,584	1,275,997
5.75%, 10/25/2035	610,537	682,560
0.73%, 05/25/2036(a)	3,976,206	3,989,524
4.25%, 02/25/2037	1,687,035	1,772,299
0.93%, 03/25/2037 to 05/25/2041(a)	7,689,891	7,735,782
0.83%, 06/25/2038(a)	6,505,058	6,510,515
6.58%, 06/25/2039(a)	4,485,337	5,304,148
0.98%, 02/25/2041(a)	4,571,314	4,597,232
0.95%, 11/25/2041(a)	1,945,262	1,955,572
Federal Home Loan Bank 5.77%, 03/23/2018	938,862	1,002,438
Freddie Mac REMICs,
4.00%, 12/15/2017 to 06/15/2039	346,307	351,072
5.00%, 02/15/2018 to 04/15/2019	921,916	944,233
4.50%, 07/15/2018	259,293	267,844
3.00%, 10/15/2018 to 04/15/2026	2,706,843	2,768,000
0.94%, 12/15/2035 to 03/15/2040(a)	6,782,809	6,824,324
0.74%, 03/15/2036(a)	3,809,739	3,806,689
0.78%, 11/15/2036(a)	6,544,666	6,533,845
0.84%, 05/15/2037 to 06/15/2037 (a)	4,848,581	4,871,735
1.30%, 11/15/2039(a)	1,178,288	1,201,346
0.89%, 03/15/2040 to 02/15/2042(a)	15,362,313	15,426,560
Ginnie Mae REMICs,
6.00%, 01/16/2025	673,940	748,087
4.50%, 01/16/2034 to 09/16/2034	554,332	563,948
5.73%, 08/20/2034(a)	1,606,289	1,822,312
4.00%, 12/20/2036 to 02/20/2038	617,954	628,621
5.87%, 01/20/2039(a)	5,518,971	6,292,516
1.24%, 09/16/2039(a)	1,941,676	1,988,085
4.50%, 07/20/2041(a)	1,204,193	1,302,976
1.85%, 09/20/2041(a)	5,306,062	5,482,315
Ginnie Mae REMICs, IO,
1.59%, 09/20/2064(a)	10,800,806	1,012,576
1.64%, 11/20/2064(a)	7,015,323	698,242
1.69%, 12/20/2064(a)	18,112,430	1,743,321
		108,501,779

Federal Deposit Insurance Co. (FDIC)–0.02%

Series 2010-S1, Class 1A, Structured Sale Gtd. Floating Rate Notes, 0.98%, 02/25/2048(a)(b)	133,435	133,467

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–11.50%

Pass Through Ctfs.,
6.50%, 05/01/2016 to 12/01/2035	$3,844,822	$ 4,425,879
7.00%, 12/01/2016 to 03/01/2036	4,401,740	5,130,201
6.00%, 04/01/2017 to 07/01/2038	916,942	997,040
5.00%, 07/01/2018 to 01/01/2040	2,092,353	2,309,343
10.50%, 08/01/2019	8	8
4.50%, 09/01/2020 to 08/01/2041	13,116,228	14,440,439
8.50%, 09/01/2020 to 08/01/2031	559,058	643,617
10.00%, 03/01/2021	14,033	15,007
9.00%, 06/01/2021 to 06/01/2022	96,754	102,772
8.00%, 12/01/2021 to 09/01/2036	1,927,377	2,208,946
7.50%, 09/01/2022 to 06/01/2035	1,384,408	1,602,375
5.50%, 12/01/2022	550,960	581,962
3.50%, 08/01/2026	1,122,450	1,197,473
3.00%, 05/01/2027	1,775,904	1,874,549
7.05%, 05/20/2027	131,745	147,847
6.03%, 10/20/2030	975,957	1,141,713
Pass Through Ctfs., ARM,
2.69%, 09/01/2035(a)	6,707,078	7,079,861
2.61%, 07/01/2036(a)	5,249,720	5,542,305
2.33%, 10/01/2036(a)	3,216,254	3,386,522
2.75%, 10/01/2036(a)	218,821	231,823
2.85%, 11/01/2037(a)	2,778,385	2,873,275
2.94%, 01/01/2038(a)	133,361	142,097
2.39%, 06/01/2043(a)	4,516,167	4,713,848
2.92%, 02/01/2045(a)	2,838,155	2,933,675
2.78%, 08/01/2045(a)	2,499,506	2,583,007
3.12%, 09/01/2045(a)	3,089,842	3,215,203
		69,520,787

Federal National Mortgage Association (FNMA)–12.35%

Pass Through Ctfs.,
7.00%, 06/01/2016 to 06/01/2036	6,048,734	6,681,818
6.50%, 08/01/2016 to 11/01/2037	3,932,720	4,396,752
7.50%, 04/01/2017 to 08/01/2037	5,952,147	6,926,463
6.00%, 09/01/2017 to 10/01/2038	3,004,724	3,415,474
5.00%, 11/01/2017 to 12/01/2033	479,385	505,056
8.50%, 11/01/2017 to 08/01/2037	1,382,973	1,610,730
8.00%, 12/01/2017 to 11/01/2037	4,345,178	5,183,293
4.50%, 04/01/2019 to 08/01/2041	9,657,550	10,452,587
5.50%, 03/01/2021 to 05/01/2035	2,238,210	2,571,873
6.75%, 07/01/2024	469,259	537,013
6.95%, 10/01/2025	20,976	21,828
3.50%, 03/01/2027 to 08/01/2027	12,800,638	13,559,430
3.00%, 05/01/2027 to 08/01/2027	5,550,831	5,813,114

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

Pass Through Ctfs., ARM,
2.67%, 10/01/2034(a)	$2,900,605	$ 3,069,704
2.50%, 05/01/2035(a)	511,473	538,423
2.48%, 03/01/2038(a)	146,558	154,875
2.78%, 02/01/2042(a)	2,194,612	2,292,868
2.28%, 06/01/2043(a)	3,541,794	3,622,481
2.24%, 08/01/2043(a)	3,228,007	3,303,295
		74,657,077

Government National Mortgage Association (GNMA)–4.00%

Pass Through Ctfs.,
6.50%, 10/20/2016 to 01/15/2035	4,641,870	5,292,954
7.50%, 03/15/2017 to 10/15/2035	2,926,410	3,381,820
7.00%, 04/15/2017 to 12/15/2036	1,170,545	1,304,347
8.00%, 05/15/2017 to 01/15/2037	1,635,237	1,955,333
10.50%, 09/15/2017	68	68
8.50%, 12/15/2017 to 01/15/2037	173,915	183,109
10.00%, 06/15/2019	6,232	6,573
6.00%, 09/15/2020 to 08/15/2033	739,874	824,098
5.00%, 02/15/2025	201,118	221,990
6.95%, 08/20/2025 to 08/20/2027	322,080	331,128
6.38%, 10/20/2027 to 04/20/2028	361,318	413,644
6.10%, 12/20/2033	4,877,227	5,762,318
3.50%, 10/20/2042	4,276,816	4,461,153
		24,138,535

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $270,132,669)		276,951,645

U.S. Treasury Securities–23.73%

U.S. Treasury Bills–0.38%

0.06%, 05/26/2016(c)(d)	95,000	94,975
0.23%, 05/26/2016(c)(d)	45,000	44,988
0.24%, 05/26/2016(c)(d)	110,000	109,972
0.29%, 05/26/2016(c)(d)	1,830,000	1,829,525
0.31%, 05/26/2016(c)(d)	245,000	244,936
		2,324,396

U.S. Treasury Notes–17.82%

0.88%, 01/31/2018	5,400,000	5,414,835
1.13%, 06/15/2018	2,900,000	2,922,895
1.00%, 08/15/2018	7,300,000	7,336,004
1.50%, 12/31/2018	5,500,000	5,600,253
1.00%, 03/15/2019	11,500,000	11,547,977
1.63%, 06/30/2019	4,000,000	4,090,485
1.63%, 07/31/2019	2,700,000	2,760,242
1.75%, 09/30/2019	2,500,000	2,565,561
1.38%, 08/31/2020	7,500,000	7,574,637
2.00%, 09/30/2020	6,000,000	6,220,982
1.75%, 12/31/2020	8,000,000	8,200,933
1.38%, 01/31/2021	3,000,000	3,022,852
1.25%, 03/31/2021	4,500,000	4,508,280
2.13%, 06/30/2021	4,500,000	4,691,833
2.13%, 08/15/2021	2,700,000	2,812,998
2.00%, 10/31/2021	2,500,000	2,585,497

	Principal Amount		Value

U.S. Treasury Notes–(continued)

2.00%, 11/15/2021	$3,300,000		$ 3,414,407
2.13%, 06/30/2022	3,000,000		3,117,643
2.00%, 07/31/2022	7,000,000		7,222,010
1.63%, 11/15/2022	2,000,000		2,015,628
2.13%, 12/31/2022	7,000,000		7,273,487
1.50%, 02/28/2023	2,800,000		2,793,457
			107,692,896

U.S. Treasury Inflation - Indexed Notes–1.38%

0.13%, 04/15/2020	4,046,520	(e)	4,132,926
0.63%, 01/15/2026	3,995,960	(e)	4,178,645
			8,311,571

U.S. Treasury Bonds–3.71%

8.75%, 05/15/2020	3,500,000		4,571,194
7.88%, 02/15/2021	1,100,000		1,443,902
5.38%, 02/15/2031	3,800,000		5,452,143
3.38%, 05/15/2044	6,000,000		6,958,832
3.00%, 05/15/2045	3,000,000		3,237,050
2.88%, 08/15/2045	750,000		789,338
			22,452,459

U.S. Treasury Inflation - Indexed Bonds–0.44%

0.75%, 02/15/2045	2,766,610	(e)	2,680,587

Total U.S. Treasury Securities (Cost $138,996,136)			143,461,909

Non-U.S. Government Sponsored Agency Securities–20.07%

Collateralized Mortgage Obligations–14.65%

Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO Variable Rate Pass Through Ctfs., 0.94%, 09/15/2048(a)	16,957,239		1,054,230
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.34%, 05/15/2032(a)(b)	2,460,000		2,347,666
Bear Stearns ARM Trust, Series 2004-10, Class 12A1, Variable Rate Pass Through Ctfs., 2.89%, 01/25/2035(a)	1,080,604		1,069,423
Chase Mortgage Trust, Series 2016-1, Class M3, Pass Through Ctfs., 3.75%, 04/25/2045(b)	2,000,000		1,946,083
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class B, Floating Rate Pass Through Ctfs., 1.49%, 06/15/2033(a)(b)	6,100,000		5,942,722

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.49%, 06/08/2030(a)(b)	$ 5,900,000	$ 5,864,425
Series 2015-CR23, Class CMB, Variable Rate Pass Through Ctfs., 3.81%, 05/10/2048(a)(b)	4,620,000	4,577,985
Series 2015-CR24, Class B, Variable Rate Pass Through Ctfs., 4.52%, 08/10/2055(a)	6,200,000	6,582,638
Credit Suisse Mortgage Capital Trust, Series 2015-TOWN, Class B, Floating Rate Pass Through Ctfs., 2.34%, 03/15/2017(a)(b)	7,100,000	6,917,908
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/2041 (Acquired 04/22/2013; Cost $9,764,872)(b)	9,434,659	9,906,392
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.50%, 09/08/2039 (Acquired 11/05/2010; Cost $16,968,482)(a)(b)	16,424,422	17,071,134
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(b)	5,716,082	5,732,135
Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSD, Floating Rate Pass Through Ctfs., 4.09%, 08/15/2026(a)(b)	3,000,000	2,914,904
Towd Point Mortgage Trust, Series 2015-1, Class AES, Pass Through Ctfs., 3.00%, 10/25/2053(b)	4,758,020	4,792,418
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class B, Variable Rate Pass Through Ctfs., 4.14%, 05/15/2048(a)	5,900,000	5,949,969
Series 2015-C29, Class C, Variable Rate Pass Through Ctfs., 4.22%, 06/15/2048(a)	6,224,000	5,883,462
		88,553,494

Bonds & Notes–3.56%

Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Global Bonds, 5.13%, 11/01/2024	3,800,000	4,668,167
Private Export Funding Corp., Series BB, Sec. Gtd. Notes, 4.30%, 12/15/2021	1,540,000	1,755,562
Series DD, Sec. Gtd. Notes, 2.13%, 07/15/2016	5,000,000	5,019,195
Series FF, Sec. Gtd. Notes, 1.38%, 02/15/2017	5,000,000	5,023,730
Series HH, Sr. Sec. Gtd. Notes, 1.45%, 08/15/2019	5,000,000	5,035,357
		21,502,011

	Principal Amount	Value

Structured Agency Credit Risk Notes (STACR)–1.86%

Freddie Mac, Series 2014-DN1, Class M2, Floating Rate STACR® Debt Notes, 2.64%, 02/25/2024(a)(f)	$ 4,300,000	$ 4,296,185
Series 2014-DN2, Class M2, Floating Rate STACR® Debt Notes, 2.08%, 04/25/2024(a)(f)	6,050,000	5,987,052
Series 2014-DN4, Class M2, Floating Rate STACR® Debt Notes, 2.83%, 10/25/2024(a)(f)	961,266	970,222
		11,253,459
Total Non-U.S. Government Sponsored Agency Securities (Cost $120,419,432)		121,308,964

U.S. Government Sponsored Agency Securities–9.34%

Federal Agricultural Mortgage Corp. (FAMC)–3.09%

Sr. Unsec. Medium-Term Notes, 2.00%, 07/27/2016	4,000,000	4,019,850
Series 2007-1, Sec. Gtd. Notes, 5.13%, 04/19/2017(b)	14,000,000	14,668,850
		18,688,700

Federal Farm Credit Bank (FFCB)–0.47%

Unsec. Medium-Term Notes, 5.75%, 12/07/2028	2,100,000	2,818,583

Federal Home Loan Bank (FHLB)–1.73%

Unsec. Bonds, 3.38%, 06/12/2020	6,220,000	6,768,221
2.88%, 09/11/2020	3,455,000	3,694,739
		10,462,960

Federal Home Loan Mortgage Corp. (FHLMC)–0.87%

Unsec. Global Notes, 2.38%, 01/13/2022	5,000,000	5,245,848

Financing Corp (FICO)–0.54%

Sec. Bonds, 9.80%, 04/06/2018	700,000	824,709
Series E, Sec. Bonds, 9.65%, 11/02/2018	1,985,000	2,423,505
		3,248,214

Tennessee Valley Authority (TVA)–2.64%

Sr. Unsec. Global Bonds, 4.88%, 12/15/2016	13,553,000	13,958,445
Sr. Unsec. Global Notes, 1.88%, 08/15/2022	2,000,000	2,010,789
		15,969,234
Total U.S. Government Sponsored Agency Securities (Cost $54,410,437)		56,433,539

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Shares	Value

Money Market Funds–0.99%

Government & Agency Portfolio – Institutional Class, 0.26% (Cost $5,983,272)(g)	5,983,272	$ 5,983,272
Options Purchased-0.04%
(Cost $287,875)(h)		247,220
TOTAL INVESTMENTS–99.99%
(Cost $590,229,821)		604,386,549
OTHER ASSETS LESS LIABILITIES–0.01%		74,698
NET ASSETS–100.00%		$ 604,461,247

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage
Ctfs.	—Certificates
Gtd.	—Guaranteed
IO	—Interest Only
REMICs	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2016.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2016 was $82,816,089, which represented 13.70% of the Fund’s Net Assets.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.
(e)	Principal amount of security and interest payments are adjusted for inflation. See Note 1D.
(f)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.
(h)	The table below details Options Purchased:

Open Over-The-Counter Swaptions Purchased – Interest Rate Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value	Value
10 Year Interest Rate Swap	Put	Barclays Bank PLC	2.15%	Pay	3 Month USD LIBOR	09/30/2016	$35,000,000	$247,220

Abbreviations:

LIBOR	—	London Interbank Offered Rate
USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Government Securities Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
F.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

Invesco V.I. Government Securities Fund

G.	Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$5,983,272	$—	$—	$5,983,272
U.S. Treasury Securities	—	143,461,909	—	143,461,909
U.S. Government Sponsored Agency Securities	—	333,385,184	—	333,385,184
Structured Agency Credit Risk Notes	—	11,253,459	—	11,253,459
Corporate Debt Securities	—	16,833,844	—	16,833,844
Collateralized Municipal Obligations	—	88,553,494	—	88,553,494
Foreign Sovereign Debt Securities	—	4,668,167	—	4,668,167
Options Purchased	—	247,220	—	247,220
	5,983,272	598,403,277	—	604,386,549
Futures Contracts*	(591,042)	—	—	(591,042)
Total Investments	$5,392,230	$598,403,277	$—	$603,795,507

  * Unrealized appreciation (depreciation).

Invesco V.I. Government Securities Fund

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2016:

	Value

Risk Exposure/ Derivative Type	Assets	Liabilities
Interest rate risk:
Futures contracts (a)	$225,918	$(816,960)
Options purchased (b)	247,220	—
Total	$473,138	$(816,960)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

(b)	Options purchased at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the three months ended March 31, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) Statement of Operations
	Futures Contracts	Options Purchased(a)
Realized Gain:
Interest Rate Risk	$ 5,985,780	$ —
Change in Net Unrealized Appreciation (Depreciation):
Interest Rate Risk	(871,243)	(40,655)
Total	$ 5,114,537	$ (40,655)
(a)	Options purchased are included in the net unrealized appreciation (depreciation) of investments securities.

The table below summarizes the average notional value of futures contracts outstanding during the period and the one month average notional value of options purchased.

	Futures Contracts	Options Purchased
Average notional value	$122,040,943	$35,000,000

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	40	June-2016	$8,750,000	$3,039
U.S. Treasury 5 Year Notes	Long	248	June-2016	30,048,688	191,465
U.S. Treasury 10 Year Notes	Long	160	June-2016	20,862,500	(162)
U.S. Treasury 30 Year Bonds	Short	36	June-2016	(5,919,750)	31,414
U.S. Treasury Ultra Bonds	Long	324	June-2016	55,900,125	(816,798)
Total Futures Contracts—Interest Rate Risk					$(591,042)

Invesco V.I. Government Securities Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $5,845,571 and $19,487,362, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $59,281,706 and $30,306,148, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 16,327,923
Aggregate unrealized (depreciation) of investment securities	(2,173,066)
Net unrealized appreciation of investment securities	$ 14,154,857
Cost of investments for tax purposes is $590,231,692.

Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	VK-VIGRI-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.59%

Aerospace & Defense–1.20%

General Dynamics Corp.	139,020	$18,263,057

Agricultural Products–1.02%

Archer-Daniels-Midland Co.	425,206	15,439,230

Application Software–0.98%

Citrix Systems, Inc. (b)	189,066	14,856,806

Asset Management & Custody Banks–2.32%

Northern Trust Corp.	241,176	15,717,440
State Street Corp.	331,542	19,401,838
		35,119,278

Automobile Manufacturers–0.82%

General Motors Co.	395,943	12,444,488

Biotechnology–0.92%

Amgen Inc.	93,319	13,991,318

Broadcasting–0.31%

CBS Corp. -Class B	85,456	4,707,771

Cable & Satellite–2.58%

Comcast Corp. -Class A	369,433	22,564,968
Time Warner Cable Inc.	80,657	16,504,035
		39,069,003

Communications Equipment–3.08%

Cisco Systems, Inc.	900,903	25,648,708
Juniper Networks, Inc.	826,735	21,090,010
		46,738,718

Construction Machinery & Heavy Trucks–1.03%

Caterpillar Inc.	203,696	15,590,892

Data Processing & Outsourced Services–1.07%

PayPal Holdings, Inc. (b)	421,966	16,287,888

Diversified Banks–11.58%

Bank of America Corp.	2,920,107	39,479,847
Citigroup Inc.	1,434,586	59,893,965
Comerica Inc.	353,580	13,390,075
JPMorgan Chase & Co.	1,061,795	62,879,500
		175,643,387

Drug Retail–0.60%

Walgreens Boots Alliance, Inc.	108,589	9,147,537

Electric Utilities–0.76%

FirstEnergy Corp.	319,545	11,494,034

	Shares	Value

Fertilizers & Agricultural Chemicals–0.63%

Mosaic Co. (The)	355,299	$9,593,073

Food Distributors–0.92%

Sysco Corp.	297,661	13,909,699

General Merchandise Stores–2.03%

Target Corp.	374,577	30,820,196

Health Care Equipment–2.42%

Baxter International Inc.	392,158	16,109,851
Medtronic PLC	273,871	20,540,325
		36,650,176

Health Care Services–0.67%

Express Scripts Holding Co. (b)	147,074	10,102,513

Hotels, Resorts & Cruise Lines–2.12%

Carnival Corp.	609,646	32,171,019

Hypermarkets & Super Centers–0.44%

Wal-Mart Stores, Inc.	97,083	6,649,215

Industrial Conglomerates–2.98%

General Electric Co.	1,422,527	45,222,133

Industrial Machinery–0.91%

Ingersoll-Rand PLC	223,165	13,838,462

Insurance Brokers–3.25%

Aon PLC	171,049	17,866,068
Marsh & McLennan Cos., Inc.	300,293	18,254,811
Willis Towers Watson PLC	111,256	13,201,637
		49,322,516

Integrated Oil & Gas–5.20%

Exxon Mobil Corp.	176,348	14,740,929
Occidental Petroleum Corp.	240,518	16,458,647
Royal Dutch Shell PLC -Class A (United Kingdom)	1,234,902	29,793,389
TOTAL S.A. (France)	391,937	17,825,449
		78,818,414

Integrated Telecommunication Services–1.84%

Koninklijke KPN N.V. (Netherlands)	1,143,673	4,777,910
Orange S.A. (France)	243,927	4,261,950
Telecom Italia S.p.A. (Italy)(b)	2,278,837	2,458,140
Telefónica, S.A. (Spain)	183,906	2,055,648
Verizon Communications Inc.	265,235	14,343,909
		27,897,557

Internet Software & Services–0.97%

eBay Inc. (b)	616,203	14,702,604

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

	Shares	Value

Investment Banking & Brokerage–3.94%

Charles Schwab Corp. (The)	522,579	$14,642,664
Goldman Sachs Group, Inc. (The)	96,024	15,073,847
Morgan Stanley	1,199,709	30,004,722
		59,721,233

Managed Health Care–1.60%

Anthem, Inc.	81,679	11,352,564
UnitedHealth Group Inc.	100,130	12,906,757
		24,259,321

Movies & Entertainment–0.82%

Time Warner Inc.	170,515	12,370,863

Multi-Utilities–0.93%

PG&E Corp.	235,552	14,067,165

Oil & Gas Equipment & Services–2.34%

Baker Hughes Inc.	340,019	14,903,033
Weatherford International PLC (b)	2,635,553	20,504,602
		35,407,635

Oil & Gas Exploration & Production–4.82%

Apache Corp.	620,626	30,292,755
Canadian Natural Resources Ltd. (Canada)	877,180	23,730,545
Devon Energy Corp.	693,452	19,028,323
		73,051,623

Other Diversified Financial Services–1.02%

Voya Financial, Inc.	521,078	15,512,492

Packaged Foods & Meats–1.23%

Mondelez International, Inc. -Class A	464,416	18,632,370

Pharmaceuticals–6.94%

Eli Lilly and Co.	214,251	15,428,215
Merck & Co., Inc.	520,840	27,557,644
Novartis AG (Switzerland)	203,436	14,695,277
Pfizer Inc.	662,991	19,651,053
Sanofi (France)	164,091	13,196,349
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	276,005	14,769,028
		105,297,566

Publishing–0.73%

Thomson Reuters Corp.	274,456	11,121,539

Railroads–0.89%

CSX Corp.	525,597	13,534,123

Regional Banks–5.74%

BB&T Corp.	353,237	11,752,195
Citizens Financial Group Inc.	1,171,200	24,536,640
Fifth Third Bancorp	855,083	14,271,335
First Horizon National Corp.	846,568	11,090,041
PNC Financial Services Group, Inc. (The)	299,339	25,315,099
		86,965,310

Security & Alarm Services–1.32%

Tyco International PLC	544,238	19,978,977

	Shares	Value

Semiconductor Equipment–1.25%

Applied Materials, Inc.	894,138	$18,937,843

Semiconductors–2.67%

Intel Corp.	591,387	19,131,369
QUALCOMM, Inc.	416,556	21,302,674
		40,434,043

Specialized Finance–0.73%

CME Group Inc. -Class A	115,424	11,086,475

Systems Software–3.26%

Microsoft Corp.	414,819	22,910,454
Oracle Corp.	649,632	26,576,445
		49,486,899

Technology Hardware, Storage & Peripherals–0.51%

NetApp, Inc.	283,382	7,733,495

Tobacco–1.28%

Philip Morris International Inc.	197,971	19,422,935

Wireless Telecommunication Services–0.92%

Vodafone Group PLC -ADR (United Kingdom)	437,307	14,015,689
Total Common Stocks & Other Equity Interests (Cost $1,359,654,793)		1,449,528,580

Money Market Funds–3.30%

Liquid Assets Portfolio –Institutional Class, 0.45% (c)	25,042,616	25,042,616
Premier Portfolio –Institutional Class, 0.40% (c)	25,042,616	25,042,616
Total Money Market Funds (Cost $50,085,232)		50,085,232
TOTAL INVESTMENTS–98.89% (Cost $1,409,740,025)		1,499,613,812
OTHER ASSETS LESS LIABILITIES–1.11%		16,879,702
NET ASSETS–100.00%		$ 1,516,493,514

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Growth and Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Growth and Income Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,413,007,840	$86,605,972	$—	$1,499,613,812
Forward Foreign Currency Contracts*	—	(2,897,016)	—	(2,897,016)
Total Investments	$1,413,007,840	$83,708,956	$—	$1,496,716,796
*	Unrealized appreciation (depreciation).

Invesco V.I. Growth and Income Fund

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts
		Contract to					Unrealized
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Appreciation (Depreciation)
04/15/2016	Bank of New York Mellon (The)	CAD	15,041,417	USD	11,238,021	$11,583,504	$(345,483)
04/15/2016	Bank of New York Mellon (The)	CHF	5,495,723	USD	5,543,788	5,719,204	(175,416)
04/15/2016	Bank of New York Mellon (The)	EUR	14,131,621	USD	15,631,975	16,086,829	(454,854)
04/15/2016	Bank of New York Mellon (The)	GBP	10,457,373	USD	14,864,633	15,021,117	(156,484)
04/15/2016	Bank of New York Mellon (The)	ILS	23,124,010	USD	5,933,341	6,157,946	(224,605)
04/15/2016	State Street Bank and Trust Co.	CAD	18,405,887	USD	13,745,276	14,174,506	(429,230)
04/15/2016	State Street Bank and Trust Co.	CHF	5,582,988	USD	5,632,043	5,810,017	(177,974)
04/15/2016	State Street Bank and Trust Co.	EUR	16,407,132	USD	18,144,155	18,677,174	(533,019)
04/15/2016	State Street Bank and Trust Co.	GBP	12,341,739	USD	17,542,178	17,727,847	(185,669)
04/15/2016	State Street Bank and Trust Co.	ILS	23,124,010	USD	5,929,629	6,157,946	(228,317)
04/15/2016	State Street Bank and Trust Co.	USD	377,798	CAD	501,809	386,447	8,649
04/15/2016	State Street Bank and Trust Co.	USD	64,395	CHF	63,370	65,947	1,552
04/15/2016	State Street Bank and Trust Co.	USD	192,211	EUR	172,593	196,472	4,261
04/15/2016	State Street Bank and Trust Co.	USD	127,264	GBP	88,301	126,837	(427)
Total Forward Foreign Currency Contracts—Currency Risk							$ (2,897,016)

Currency Abbreviations:

CAD	—	Canadian Dollar	GBP	—	British Pound Sterling

CHF	—	Swiss Franc	ILS	—	Israeli Shekel

EUR	—	Euro	USD	—	U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $82,800,529 and $137,319,282, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$196,526,414
Aggregate unrealized (depreciation) of investment securities	(107,409,940)
Net unrealized appreciation of investment securities	$89,116,474
Cost of investments for tax purposes is $1,410,497,338.

Invesco V.I. Growth and Income Fund

Invesco V.I. High Yield Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	VIHYI-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2016

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–90.72%

Advertising–0.44%

Lamar Media Corp., Sr. Unsec. Gtd. Notes, 5.75%, 02/01/2026(b)	$246,000	$259,530
Sr. Unsec. Gtd. Sub. Global Notes, 5.00%, 05/01/2023	370,000	387,575
		647,105

Aerospace & Defense–2.94%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/2018(b)	290,000	284,925
7.75%, 03/15/2020(b)	797,000	693,390
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	749,000	749,000
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	645,000	646,612
Orbital ATK Inc., Sr. Unsec. Gtd. Notes, 5.50%, 10/01/2023(b)	380,000	398,050
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/2020	454,000	454,000
6.50%, 05/15/2025	1,140,000	1,120,050
		4,346,027

Agricultural & Farm Machinery–0.39%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	715,000	575,575

Airlines–0.69%

Air Canada (Canada), Sec. Gtd. Second Lien Notes, 8.75%, 04/01/2020(b)	300,000	319,500
Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(b)	690,000	695,175
		1,014,675

Alternative Carriers–1.93%

EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/2020	565,000	589,012
Level 3 Communications, Inc., Sr. Unsec. Global Notes, 5.75%, 12/01/2022	512,000	527,360
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2025	480,000	488,400
Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2026(b)	448,000	453,600
5.38%, 01/15/2024(b)	780,000	795,600
		2,853,972

	Principal Amount	Value

Apparel Retail–1.05%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	$995,000	$1,001,219
Men’s Wearhouse, Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/2022	650,000	554,937
		1,556,156

Apparel, Accessories & Luxury Goods–0.17%

William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/2021	244,000	252,845

Auto Parts & Equipment–0.89%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/2019(b)	670,000	663,300
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/2021	133,000	133,000
5.50%, 12/15/2024	313,000	297,350
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 5.63%, 05/31/2020(b)	220,000	225,016
		1,318,666

Biotechnology–0.00%

Savient Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/2018(c)	120,000	0

Broadcasting–1.71%

IHeartCommunications, Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	414,000	414,000
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	411,000	433,605
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	514,000	521,710
Sr. Unsec. Notes, 5.88%, 03/15/2026(b)	293,000	301,057
TEGNA, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 10/15/2023	60,000	64,650
Sr. Unsec. Gtd. Notes, 5.50%, 09/15/2024(b)	195,000	202,313
Tribune Media Co., Sr. Unsec. Gtd. Notes, 5.88%, 07/15/2022(b)	595,000	583,100
		2,520,435

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Building Products–4.31%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	$408,000	$430,440
BMC Stock Holdings, Inc., Sr. Sec. Gtd. First Lien Notes, 9.00%, 09/15/2018(b)	742,000	778,172
Builders FirstSource, Inc., Sr. Sec. First Lien Notes, 7.63%, 06/01/2021(b)	900,000	940,500
Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	435,000	440,437
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	1,010,000	1,030,200
Hardwoods Acquisition, Inc., Sr. Sec. Gtd. First Lien Notes, 7.50%, 08/01/2021 (Acquired 3/2/2015-3/3/2015; Cost $177,600)(b)	185,000	127,650
HD Supply, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2024(b)	161,000	164,623
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/2023(b)	150,000	159,000
Norbord Inc. (Canada), Sr. Sec. First Lien Notes, 5.38%, 12/01/2020(b)	449,000	450,684
Sr. Sec. Gtd. First Lien Notes, 6.25%, 04/15/2023(b)	460,000	449,075
Standard Industries Inc., Sr. Unsec. Notes, 5.38%, 11/15/2024(b)	1,115,000	1,137,300
6.00%, 10/15/2025(b)	250,000	265,000
		6,373,081

Cable & Satellite–7.72%

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	440,000	443,300
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.13%, 05/01/2023(b)	488,000	498,980
5.38%, 05/01/2025(b)	1,010,000	1,027,675
CCOH Safari LLC, Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	1,469,000	1,520,415
CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	475,000	489,250
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/2020	600,000	601,500
5.88%, 11/15/2024	1,480,000	1,365,300
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	517,000	573,870
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Sec. Gtd. First Lien Notes, 8.00%, 02/15/2024(b)	95,000	98,206
Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	723,000	441,030

	Principal Amount	Value

Cable & Satellite–(continued)

Mediacom Broadband LLC/Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 04/15/2021	$370,000	$374,625
Neptune Finco Corp., Sr. Unsec. Notes, 6.63%, 10/15/2025(b)	200,000	217,000
10.13%, 01/15/2023(b)	255,000	273,806
Numericable-SFR SA (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	1,645,000	1,612,100
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	1,090,000	1,087,384
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	590,000	578,200
Ziggo Bond Finance B.V. (Netherlands), Sr. Unsec. Notes, 5.88%, 01/15/2025(b)	200,000	197,000
		11,399,641

Casinos & Gaming–1.77%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	1,245,000	1,332,150
Sr. Unsec. Gtd. Notes, 6.38%, 04/01/2026(b)	213,000	222,052
MGM Resorts International, Sr. Unsec. Gtd. Notes, 6.00%, 03/15/2023	475,000	491,625
7.75%, 03/15/2022	319,000	358,875
Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Global Notes, 9.75%, 09/01/2021	135,000	139,050
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/2022	77,000	78,155
		2,621,907

Commercial Printing–0.48%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	698,000	713,705

Commodity Chemicals–0.59%

Consolidated Energy Finance S.A. (Trinidad), Sr. Unsec. Gtd. Notes, 6.75%, 10/15/2019(b)	400,000	383,000
Koppers Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/2019	481,000	482,804
		865,804

Computer & Electronics Retail–0.15%

Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/2021	282,000	217,140

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Construction & Engineering–0.65%

AECOM, Sr. Unsec. Gtd. Global Notes, 5.75%, 10/15/2022	$928,000	$966,845

Construction Machinery & Heavy Trucks–3.45%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/2019(b)	1,182,000	1,202,685
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/2019	1,142,000	970,700
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	186,000	164,610
6.75%, 06/15/2021	497,000	463,452
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/2021	770,000	579,425
Sr. Unsec. Sub. Conv. Bonds, 4.75%, 04/15/2019	455,000	273,000
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2022	1,240,000	1,267,900
5.38%, 03/01/2025	179,000	181,238
		5,103,010

Construction Materials–0.32%

Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. First Lien Notes, 5.88%, 03/25/2019(b)	430,000	434,300
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/2021(b)	39,000	36,514
		470,814

Consumer Finance–1.18%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/2025	599,000	591,513
5.13%, 09/30/2024	766,000	785,150
Credit Acceptance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 03/15/2023(b)	380,000	366,700
		1,743,363

Data Processing & Outsourced Services–0.96%

First Data Corp., Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	343,000	344,715
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	1,065,000	1,074,319
		1,419,034

Diversified Banks–0.39%

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 6.13%, 12/15/2022	540,000	574,649

	Principal Amount	Value

Diversified Chemicals–0.68%

Chemours Co. (The), Sr. Unsec. Notes, 6.63%, 05/15/2023(b)	$814,000	$663,410
Compass Minerals International, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 07/15/2024(b)	350,000	344,750
		1,008,160

Diversified Metals & Mining–1.81%

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Sec. Gtd. Notes, 9.75%, 03/01/2022(b)	149,000	148,255
Sr. Unsec. Gtd. Notes, 6.88%, 04/01/2022(b)	175,000	141,750
8.25%, 11/01/2019(b)	845,000	811,200
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 2.38%, 03/15/2018	420,000	372,750
3.10%, 03/15/2020	420,000	312,900
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(b)	261,000	245,340
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Notes, 3.85%, 08/15/2017	670,000	638,175
		2,670,370

Electrical Components & Equipment–1.00%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	858,000	827,970
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	270,000	272,700
5.00%, 10/01/2025(b)	370,000	373,700
		1,474,370

Environmental & Facilities Services–0.84%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/2020	1,016,000	1,041,400
GFL Environmental Inc. (Canada), Sr. Unsec. Notes, 9.88%, 02/01/2021(b)	195,000	203,775
		1,245,175

Food Distributors–0.38%

US Foods, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/30/2019	538,000	554,140

Food Retail–0.98%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	1,386,000	1,446,638

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Forest Products–0.00%

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/2017(b)(c)(d)	$40,000	$200

Gas Utilities–0.94%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	425,000	380,375
Sr. Unsec. Gtd. Notes, 6.75%, 06/15/2023(b)	308,000	275,660
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	750,000	727,500
		1,383,535

General Merchandise Stores–0.31%

Dollar Tree, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 03/01/2023(b)	434,000	461,125

Gold–0.01%

New Gold Inc. (Canada), Sr. Unsec. Gtd. Notes, 6.25%, 11/15/2022(b)	20,000	17,050

Health Care Equipment–0.09%

DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Sec. Second Lien Notes, 8.13%, 06/15/2021(b)	147,000	131,198

Health Care Facilities–4.74%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Notes, 6.50%, 03/01/2024(b)	200,000	209,000
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	587,202	531,418
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	344,000	372,380
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	421,000	456,522
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	698,000	723,302
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/2022	334,000	378,255
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	640,000	651,200
5.88%, 02/15/2026	310,000	320,850
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/2023(b)	965,000	977,062
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 02/01/2020	360,000	361,800
6.75%, 06/15/2023	556,000	539,320
8.00%, 08/01/2020	308,000	318,780
8.13%, 04/01/2022	1,125,000	1,162,969
		7,002,858

	Principal Amount	Value

Health Care Services–0.96%

MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	$765,000	$797,513
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/2022(b)	600,000	627,000
		1,424,513

Home Improvement Retail–0.77%

Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/2022(b)	1,365,000	1,143,188

Homebuilding–3.60%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	1,502,000	1,239,150
AV Homes, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/2019	270,000	265,950
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/2021	1,025,000	845,625
CalAtlantic Group Inc., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	554,000	569,235
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/2020(b)	92,000	77,280
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/2019(b)	770,000	513,975
8.00%, 11/01/2019(b)	990,000	587,812
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	105,000	106,050
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	405,000	408,037
7.15%, 04/15/2020	270,000	286,538
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	424,000	416,580
		5,316,232

Hotels, Resorts & Cruise Lines–0.10%

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/2022	138,000	146,117

Household Products–1.83%

Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	357,000	369,049
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/2021	988,000	1,011,465
9.88%, 08/15/2019	200,000	207,750
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	350,000	373,625

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Household Products–(continued)

Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	$729,000	$739,023
		2,700,912

Independent Power Producers & Energy Traders–1.08%

AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/2021	294,000	330,750
Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 5.88%, 01/15/2024(b)	73,000	77,197
Sr. Unsec. Global Notes, 5.38%, 01/15/2023	26,000	25,188
5.50%, 02/01/2024	867,000	836,655
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 07/15/2022	238,000	222,530
Red Oak Power LLC, Series A, Sr. Sec. First Lien Ltd. Bonds, 8.54%, 11/30/2019	105,866	106,131
		1,598,451

Industrial Conglomerates–0.31%

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/2019 (Acquired 1/31/2013-7/28/2014; Cost $754,288)(b)	742,000	456,330

Industrial Machinery–0.49%

Optimas OE Solutions Holding, LLC/Optimas OE Solutions, Inc., Sr. Sec. Notes, 8.63%, 06/01/2021(b)	530,000	402,137
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/2020(b)	325,000	319,719
		721,856

Integrated Telecommunication Services–1.92%

CenturyLink, Inc., Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	338,000	340,405
Frontier Communications Corp., Sr. Unsec. Notes, 8.88%, 09/15/2020(b)	431,000	452,550
10.50%, 09/15/2022(b)	255,000	262,013
11.00%, 09/15/2025(b)	190,000	191,425
GCI, Inc., Sr. Unsec. Global Notes, 6.88%, 04/15/2025	310,000	318,525
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/2024(b)	1,235,000	1,278,225
		2,843,143

Internet Software & Services–1.54%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022	930,000	969,525

	Principal Amount	Value

Internet Software & Services–(continued)

Equinix, Inc., Sr. Unsec. Notes, 5.38%, 04/01/2023	$641,000	$666,640
5.75%, 01/01/2025	125,000	132,188
5.88%, 01/15/2026	486,000	512,730
		2,281,083

Leisure Facilities–0.17%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	240,000	250,800

Leisure Products–0.57%

Vista Outdoor Inc., Sr. Unsec. Gtd. Notes, 5.88%, 10/01/2023(b)	806,000	849,323

Marine–0.63%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/2021 (Acquired 10/29/2013-7/16/2015; Cost $1,393,645)(b)	1,388,000	929,960

Metal & Glass Containers–1.45%

Ball Corp., Sr. Unsec. Gtd. Global Bonds, 5.00%, 03/15/2022	485,000	509,856
Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 6.00%, 10/15/2022(b)	371,000	389,550
Sr. Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	478,000	494,132
Coveris Holding Corp., Sr. Unsec. Gtd. Notes, 10.00%, 06/01/2018(b)	542,000	529,805
Coveris Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.88%, 11/01/2019(b)	249,000	220,988
		2,144,331

Oil & Gas Exploration & Production–5.61%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 4.85%, 03/15/2021	57,000	57,936
6.38%, 09/15/2017	330,000	347,151
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/2021	339,000	312,728
6.00%, 12/01/2020	684,000	653,220
Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 9.88%, 10/01/2020	787,000	151,498
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/2024	428,000	421,847

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2022	$302,000	$297,470
5.50%, 04/01/2023	1,165,000	1,147,525
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 04/01/2021	422,000	394,570
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	552,000	251,160
Diamondback Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 10/01/2021	719,000	744,165
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	486,000	459,270
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/2022	155,000	115,088
6.88%, 01/15/2023	583,000	432,877
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/2022(b)	509,000	509,000
Range Resources Corp., Sr. Unsec. Gtd. Sub. Global Notes, 5.00%, 03/15/2023	535,000	456,087
Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/2022	183,000	158,753
RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/2022	947,000	942,265
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/2022	597,000	438,795
		8,291,405

Oil & Gas Refining & Marketing–0.60%

MPLX LP, Sr. Unsec. Gtd. Notes, 5.50%, 02/15/2023(b)	913,000	885,610

Oil & Gas Storage & Transportation–2.02%

Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	413,000	354,147
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 04/15/2023	200,000	191,000
5.63%, 03/01/2025	601,000	576,209
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	950,000	878,750
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/2020	316,000	218,830
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/2019	414,000	267,030

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/15/2021	$500,000	$501,250
		2,987,216

Other Diversified Financial Services–0.35%

Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. Notes, 7.38%, 04/15/2021(b)	492,000	514,105

Packaged Foods & Meats–2.19%

FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/2020(b)	720,000	750,960
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	300,000	278,250
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/2024(b)	230,000	209,875
JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 8.25%, 02/01/2020(b)	362,000	373,312
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 01/15/2024(b)	209,000	219,189
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/2022	501,000	532,939
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	814,000	865,892
		3,230,417

Paper Packaging–0.38%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	550,000	561,000

Paper Products–0.47%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	394,000	377,255
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	326,000	322,740
		699,995

Personal Products–1.25%

Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes, 8.50%, 11/01/2017(e)	1,820,000	1,842,750

Pharmaceuticals–1.69%

Concordia Healthcare Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/2023(b)	833,000	718,462
9.50%, 10/21/2022(b)	200,000	194,000

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Pharmaceuticals–(continued)

Endo Finance LLC/ Endo Ltd./Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	$240,000	$227,700
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, Sr. Unsec. Gtd. Notes, 5.63%, 10/15/2023(b)	185,000	169,275
Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/2023(b)	137,000	140,768
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2023(b)	388,000	308,460
5.63%, 12/01/2021(b)	16,000	12,680
5.88%, 05/15/2023(b)	200,000	157,000
6.75%, 08/15/2018(b)	335,000	305,687
REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 04/15/2025(b)	335,000	258,788
		2,492,820

Restaurants–0.43%

Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	596,000	642,190

Semiconductors–0.36%

NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 03/15/2023(b)	500,000	529,375

Specialized Consumer Services–0.73%

ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/2027	1,086,000	1,080,570

Specialized Finance–4.41%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 4.63%, 10/30/2020	414,000	424,091
Aircastle Ltd., Sr. Unsec. Notes, 5.13%, 03/15/2021	555,000	581,363
5.50%, 02/15/2022	720,000	752,400
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	531,000	540,293
5.00%, 08/01/2023	760,000	767,600
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	821,000	814,842
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/2022	1,162,000	1,269,122
Sr. Unsec. Notes, 8.25%, 12/15/2020	597,000	698,117

	Principal Amount	Value

Specialized Finance–(continued)

MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	$640,000	$664,000
		6,511,828

Specialty Chemicals–1.14%

GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	216,000	235,440
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	596,000	564,710
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	880,000	880,000
		1,680,150

Steel–1.37%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.85%, 06/01/2019	150,000	168,375
Sr. Unsec. Global Notes, 6.25%, 08/05/2020	714,000	696,150
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/2021	341,000	347,820
5.50%, 10/01/2024	788,000	805,730
		2,018,075

Technology Hardware, Storage & Peripherals–0.15%

Western Digital Corp., Sr. Sec. Gtd. Notes, 7.38%, 04/01/2023(b)	210,000	214,725

Trading Companies & Distributors–1.54%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.13%, 06/01/2022(b)	415,000	395,287
6.38%, 04/01/2024(b)	395,000	397,962
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/2019	623,000	633,124
United Rentals North America Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	41,000	40,693
Sr. Unsec. Gtd. Notes, 6.13%, 06/15/2023	775,000	806,969
		2,274,035

Trucking–0.54%

OPE KAG Finance Sub Inc., Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	795,000	796,988

Wireless Telecommunication Services–6.11%

Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	1,500,000	1,473,750
REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 05/15/2022(b)	500,000	494,540

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

		Principal Amount	Value

Wireless Telecommunication Services–(continued)

Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/2020(b)		$400,000	$ 342,000
Digicel Ltd. (Jamaica), Sr. Unsec. Gtd. Notes, 6.75%, 03/01/2023(b)		500,000	437,500
Sr. Unsec. Notes, 6.00%, 04/15/2021(b)		600,000	540,000
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 07/15/2022		700,000	710,500
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 9.00%, 11/15/2018(b)		530,000	557,825
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026		798,000	831,915
6.84%, 04/28/2023		87,000	91,133
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025		1,132,000	1,165,960
6.63%, 04/01/2023		706,000	744,830
Sr. Unsec. Gtd. Notes, 6.00%, 04/15/2024		154,000	156,310
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(b)		1,395,000	1,272,937
REGS, Sr. Sec. Gtd. First Lien Euro Notes,
6.50%, 04/30/2020(b)		200,000	203,000
			9,022,200
Total U.S. Dollar Denominated Bonds & Notes (Cost $137,883,861)			134,030,961

Non-U.S. Dollar Denominated Bonds & Notes–4.30%(f)

Auto Parts & Equipment–0.12%

Alliance Automotive Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 6.25%, 12/01/2021(b)	EUR	150,000	181,686

Cable & Satellite–0.61%

Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec. Gtd. First Lien Notes,
4.88%, 01/15/2027(b)	GBP	150,000	206,285
REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes,
5.13%, 01/15/2025(b)	GBP	500,000	698,425
			904,710

		Principal Amount	Value

Casinos & Gaming–0.25%

Gala Electric Casinos PLC (United Kingdom), REGS, Sec. Gtd. Second Lien Euro Notes, 11.50%, 06/01/2019(b)	GBP	190,909	$ 286,837
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.88%, 09/01/2018(b)	GBP	55,314	82,187
			369,024

Diversified Support Services–0.23%

AA Bond Co. Ltd. (United Kingdom), Sec. Ltd. Second Lien Notes, 5.50%, 07/31/2022(b)	GBP	150,000	208,612
La Financière Atalian S.A. (France), Sr. Unsec. Gtd. Bonds, 7.25%, 01/15/2020(b)	EUR	100,000	122,319
			330,931

Food Retail–0.12%

Labeyrie Fine Foods S.A.S. (France), Sr. Sec. Gtd. First Lien Notes, 5.63%, 03/15/2021(b)	EUR	150,000	180,491

Health Care Services–0.25%

Synlab Bondco PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.25%, 07/01/2022(b)	EUR	155,000	187,302
Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Euro Bonds, 8.25%, 07/01/2023(b)	EUR	160,000	184,104
			371,406

Hotels, Resorts & Cruise Lines–0.38%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/2021(b)	EUR	231,000	265,143
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/2017	GBP	200,000	298,330
			563,473

Industrial Machinery–0.25%

SIG Combibloc Holding S.C.A. (Luxembourg),
Sr. Unsec. Bonds, 7.75%, 02/15/2023(b)	EUR	100,000	121,871
REGS, Sr. Unsec. Euro Bonds,
7.75%, 02/15/2023(b)	EUR	200,000	243,741
			365,612

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

		Principal Amount	Value

Internet Software & Services–0.23%

United Group B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/2020(b)	EUR	280,000	$340,438

Movies & Entertainment–1.28%

Entertainment One Ltd. (Canada), Sr. Sec. Gtd. Bonds, 6.88%, 12/15/2022(b)	GBP	380,000	544,448
Odeon & UCI Finco PLC (United Kingdom),
Sr. Sec. Gtd. First Lien Notes, 9.00%, 08/01/2018(b)	GBP	110,000	164,062
REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes,
9.00%, 08/01/2018(b)	GBP	795,000	1,185,719
			1,894,229

Packaged Foods & Meats–0.58%

Hydra Dutch Holdings 2 B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 8.00%, 04/15/2019(b)	EUR	226,744	265,095
Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/2021(b)	GBP	400,000	587,301
			852,396
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $6,546,025)			6,354,396

U.S. Treasury Bills–0.80%(g)(h)

0.00%, 05/26/2016		$50,000	49,987
0.11%, 05/26/2016		540,000	539,860
0.23%, 05/26/2016		180,000	179,953
0.24%, 05/26/2016		70,000	69,982
0.26%, 05/26/2016		95,000	94,975
0.29%, 05/26/2016		135,000	134,965
0.31%, 05/26/2016		115,000	114,970
Total U.S. Treasury Securities (Cost $1,184,640)			1,184,692

		Shares

Common Stocks & Other Equity Interests–0.48%

Automobile Manufacturers–0.44%

General Motors Co. (i)		13,101	411,764
General Motors Co. -Wts. expiring 07/10/16, (i)(j)		6,025	130,441
General Motors Co. -Wts. expiring 07/10/19, (i)(j)		6,025	82,302
Motors Liquidation Co. GUC Trust		1,538	18,702
			643,209

Notes to Schedule of Investments:

	Shares	Value

Broadcasting–0.00%

Adelphia Communications Corp. (j)(k)	3,280	$1,640
Adelphia Recovery Trust -Series ACC-1(k)	318,570	733
Adelphia Recovery Trust -Series Arahova(k)	109,170	2,183
		4,556

Integrated Telecommunication Services–0.04%

Largo Ltd. -Class A. (Luxembourg)(j)(l)	17,563	5,596
Largo Ltd. -Class B. (Luxembourg)(j)(l)	158,069	50,360
		55,956
Total Common Stocks & Other Equity Interests (Cost $1,604,642)		703,721

Money Market Funds–3.83%

Liquid Assets Portfolio –Institutional Class, 0.45% (m)	2,832,278	2,832,278
Premier Portfolio –Institutional Class, 0.40% (m)	2,832,277	2,832,277
Total Money Market Funds (Cost $5,664,555)		5,664,555
TOTAL INVESTMENTS–100.13% (Cost $152,883,723)		147,938,325
OTHER ASSETS LESS LIABILITIES–(0.13)%		(191,505)
NET ASSETS–100.00%		$147,746,820

Investment Abbreviations:

Conv.	—Convertible

EUR	—Euro

GBP	—British Pound Sterling

Gtd.	—Guaranteed

PIK	—Payment in Kind

REGS	—Regulation S

Sec.	—Secured

Sr.	—Senior

Sub.	—Subordinated

Unsec.	—Unsecured

Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2016 was $67,181,915, which represented 45.47% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at March 31, 2016 was $200, which represented less than 1% of the Fund’s Net Assets.

(d)	Acquired as part of the Sino-Forest Corp. reorganization.

(e)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes	7.75%	8.50%

(f)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for futures contracts. See Note 1H and Note 3.

(i)	Acquired as part of the General Motors reorganization.

(j)	Non-income producing security.

(k)	Acquired as part of the Adelphia Communications bankruptcy reorganization.

(l)	Acquired as part of the Hawaiian Telecom bankruptcy reorganization.

(m)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco V.I. High Yield Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

Invesco V.I. High Yield Fund

F.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

G.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

H.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco V.I. High Yield Fund

I.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Invesco V.I. High Yield Fund

I.	Swap Agreements – (continued)

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of March 31, 2016 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

J.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
K.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.	Other Risks – The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
M.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. High Yield Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$6,307,764	$58,872	$1,640	$6,368,276
Corporate Debt Securities	—	134,030,961	0	134,030,961
Foreign Debt Securities	—	6,354,396	—	6,354,396
U.S. Treasury Securities	—	1,184,692	—	1,184,692
	6,307,764	141,628,921	1,640	147,938,325
Forward Foreign Currency Contracts*	—	(130,699)	—	(130,699)
Swap Agreements*	188,369	—	—	188,369
Total Investments	$6,496,133	$141,498,222	$1,640	$147,995,995

* Unrealized	appreciation (depreciation).

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2016:

		Value
Risk Exposure/ Derivative Type(a)	Assets		Liabilities
Credit risk:
Swap agreements	$188,369		$—
Currency risk:
Forward foreign currency contracts	3,617		(134,316)
Total	$191,986		$(134,316)

(a)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements and forward foreign currency contracts.

Invesco V.I. High Yield Fund

Effect of Derivative Investments for the three months ended March 31, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Credit Risk	$—	$—	$(343,196)
Currency Risk	200,917	—	—
Interest Rate Risk	—	(251,715)	—
Change in Net Unrealized Appreciation (Depreciation):
Credit Risk	—	—	270,310
Currency Risk	(177,207)	—	—
Interest Rate Risk	—	(34,435)	—
Total	$23,710	$(286,150)	$(72,886)

The table below summarizes the three month average notional value of forward foreign currency contracts and swap agreements and the two month average notional value of futures contracts.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$7,889,426	$7,797,188	$6,535,000

Open Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
06/10/2016	Citigroup Global Markets Inc.	GBP	2,905,912	USD	4,121,890	$4,174,878	$(52,988)
06/10/2016	Citigroup Global Markets Inc.	USD	350,113	GBP	246,213	353,730	3,617
06/10/2016	Goldman Sachs International	EUR	1,992,225	USD	2,190,736	2,271,951	(81,215)
06/10/2016	Goldman Sachs International	USD	233,896	EUR	205,000	233,783	(113)
Total Forward Foreign Currency Contracts—Currency Risk							$ (130,699)

Currency Abbreviations:

EUR	—	Euro	GBP	—	British Pound Sterling	USD	—	U.S. Dollar

Invesco V.I. High Yield Fund

Open Centrally Cleared Credit Default Swap Agreements – Credit Risk

Counterparty/ Clearinghouse	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation
Credit Suisse Securities (USA) LLC/CME	Markit CDX North America High Yield Index	Sell	5.00%	12/20/2020	4.29%	$6,535,000	$949	$188,369
(a)	Implied credit spreads represent the current level as of March 31, 2016 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:

CME – Chicago Mercantile Exchange

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $28,160,744 and $30,255,741, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,356,813
Aggregate unrealized (depreciation) of investment securities	(7,554,740)
Net unrealized appreciation (depreciation) of investment securities	$(5,197,927)
Cost of investments for tax purposes is $153,136,252.

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	VIIGR-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.79%

Australia–4.03%

Amcor Ltd.	3,567,153	$ 39,120,820
Aurizon Holdings Ltd.	768,230	2,320,467
Brambles Ltd.	1,452,585	13,451,519
CSL Ltd.	221,194	17,155,495
		72,048,301

Belgium–1.33%

Anheuser-Busch InBev SA/NV	190,693	23,771,039

Brazil–2.05%

BM&FBOVESPA S.A.	6,271,834	26,830,069
BRF S.A.	686,948	9,803,853
		36,633,922

Canada–8.01%

Canadian National Railway Co.	259,250	16,203,250
Cenovus Energy Inc.	995,591	12,957,135
CGI Group Inc. -Class A (a)	1,003,444	47,964,090
Fairfax Financial Holdings Ltd.	40,276	22,550,900
Great-West Lifeco Inc.	511,843	14,087,458
Suncor Energy, Inc.	1,059,019	29,498,069
		143,260,902

China–4.45%

Baidu, Inc. -ADR(a)	167,221	31,919,145
Great Wall Motor Co. Ltd. -Class H	11,805,500	9,587,636
Industrial & Commercial Bank of China Ltd. -Class H	16,870,000	9,438,249
Kweichow Moutai Co., Ltd. -Class A	747,825	28,695,826
		79,640,856

Denmark–2.60%

Carlsberg A/S -Class B	340,927	32,420,267
Novo Nordisk A/S -Class B	262,466	14,171,063
		46,591,330

France–3.10%

Publicis Groupe S.A.	508,237	35,616,006
Schneider Electric S.E.	313,069	19,784,767
		55,400,773

Germany–8.02%

Allianz S.E.	165,350	26,895,113
Deutsche Boerse AG	445,214	37,988,940
Deutsche Post AG	583,392	16,210,304
ProSiebenSat.1 Media SE	546,294	28,087,024
SAP S.E.	424,338	34,329,426
		143,510,807

	Shares	Value

Hong Kong–3.37%

CK Hutchison Holdings Ltd.	2,926,768	$ 37,993,070
Galaxy Entertainment Group Ltd.	5,964,000	22,372,640
		60,365,710

Israel–2.45%

Teva Pharmaceutical Industries Ltd. -ADR	817,579	43,748,652

Japan–7.22%

Denso Corp.	255,400	10,235,569
FANUC Corp.	86,100	13,376,503
Japan Tobacco, Inc.	762,500	31,700,174
Keyence Corp.	23,000	12,545,826
Komatsu Ltd.	856,337	14,578,539
Toyota Motor Corp.	231,800	12,224,758
Yahoo Japan Corp.	8,105,300	34,415,700
		129,077,069

Mexico–2.32%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	168,423	16,220,819
Grupo Televisa S.A.B. -ADR	917,941	25,206,660
		41,427,479

Singapore–3.26%

Broadcom Ltd.	241,359	37,289,965
United Overseas Bank Ltd.	1,504,500	21,063,112
		58,353,077

South Korea–0.62%

Samsung Electronics Co., Ltd.	9,661	11,085,320

Spain–1.18%
Amadeus IT Holding S.A. -Class A	494,195	21,120,608

Sweden–4.48%

Getinge AB -Class B	698,864	16,033,938
Investor AB -Class B	859,450	30,420,761
Sandvik AB	925,147	9,570,899
Telefonaktiebolaget LM Ericsson -Class B	2,403,568	24,066,318
		80,091,916

Switzerland–7.11%

Cie Financiere Richemont S.A.	242,838	16,005,385
Julius Baer Group Ltd.	523,553	22,366,890
Novartis AG	144,152	10,412,875
Roche Holding AG	129,422	31,758,020
Syngenta AG	47,699	19,771,252
UBS Group AG	1,675,939	26,843,439
		127,157,861

Taiwan–2.15%

Taiwan Semiconductor Manufacturing Co. Ltd. -ADR	1,468,665	38,479,023

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

	Shares	Value

Thailand–1.33%

Kasikornbank PCL -NVDR	4,820,800	$ 23,712,484

Turkey–1.00%

Akbank T.A.S.	6,317,779	17,980,974

United Kingdom–21.71%

Aberdeen Asset Management PLC	3,189,257	12,603,529
British American Tobacco PLC	758,208	44,405,663
Compass Group PLC	1,808,417	31,788,198
Informa PLC	1,872,364	18,634,029
Kingfisher PLC	5,147,232	27,781,411
Lloyds Banking Group PLC	18,450,778	17,910,110
Next PLC	163,524	12,643,240
RELX PLC	2,698,992	49,987,581
Royal Dutch Shell PLC -Class B	981,695	23,911,412
Sky PLC	3,869,284	56,707,297
Smith & Nephew PLC	1,525,914	25,061,537
Unilever N.V.	506,707	22,631,133

	Shares	Value

United Kingdom–(continued)

WPP PLC	1,896,874	$ 44,207,329
		388,272,469
Total Common Stocks & Other Equity Interests (Cost $1,257,164,265)		1,641,730,572

Money Market Funds–7.30%

Liquid Assets Portfolio –Institutional Class, 0.45% (b)	65,281,798	65,281,798
Premier Portfolio –Institutional Class, 0.40% (b)	65,281,798	65,281,798
Total Money Market Funds (Cost $130,563,596)		130,563,596
TOTAL INVESTMENTS–99.09% (Cost $1,387,727,861)		1,772,294,168
OTHER ASSETS LESS LIABILITIES–0.91%		16,202,339
NET ASSETS–100.00%		$1,788,496,507

Investment Abbreviations:

ADR	—American Depositary Receipt

NVDR	—Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. International Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. International Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2016, there were transfers from Level 1 to Level 2 of $100,707,118 and from Level 2 to Level 1 of $362,601,976, due to foreign fair value adjustments.

Invesco V.I. International Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$72,048,301	$—	$72,048,301
Belgium	—	23,771,039	—	23,771,039
Brazil	36,633,922	—	—	36,633,922
Canada	143,260,902	—	—	143,260,902
China	79,640,856	—	—	79,640,856
Denmark	—	46,591,330	—	46,591,330
France	19,784,767	35,616,006	—	55,400,773
Germany	143,510,807	—	—	143,510,807
Hong Kong	60,365,710	—	—	60,365,710
Israel	43,748,652	—	—	43,748,652
Japan	40,500,868	88,576,201	—	129,077,069
Mexico	41,427,479	—	—	41,427,479
Singapore	58,353,077	—	—	58,353,077
South Korea	11,085,320	—	—	11,085,320
Spain	—	21,120,608	—	21,120,608
Sweden	64,057,978	16,033,938	—	80,091,916
Switzerland	—	127,157,861	—	127,157,861
Taiwan	38,479,023	—	—	38,479,023
Thailand	—	23,712,484	—	23,712,484
Turkey	17,980,974	—	—	17,980,974
United Kingdom	—	388,272,469	—	388,272,469
United States	130,563,596	—	—	130,563,596
Total Investments	$929,393,931	$842,900,237	$—	$1,772,294,168

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $28,488,550 and $98,467,834, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$410,388,285
Aggregate unrealized (depreciation) of investment securities	(52,180,297)
Net unrealized appreciation of investment securities	$358,207,988
Cost of investments for tax purposes is $1,414,086,180.

Invesco V.I. International Growth Fund

Invesco V.I. Managed Volatility Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	I-VIMGV-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–63.61%

Aerospace & Defense–0.81%

General Dynamics Corp.	3,041	$ 399,496

Agricultural Products–0.70%

Archer-Daniels-Midland Co.	9,515	345,490

Application Software–0.63%

Citrix Systems, Inc. (b)	3,993	313,770

Asset Management & Custody Banks–1.53%

Northern Trust Corp.	5,072	330,542
State Street Corp.	7,322	428,484
		759,026

Automobile Manufacturers–0.55%

General Motors Co.	8,673	272,592

Biotechnology–0.61%

Amgen Inc.	2,017	302,409

Broadcasting–0.20%

CBS Corp. -Class B	1,754	96,628

Cable & Satellite–1.69%

Comcast Corp. -Class A	7,917	483,570
Time Warner Cable Inc.	1,726	353,174
		836,744

Communications Equipment–2.01%

Cisco Systems, Inc.	19,325	550,183
Juniper Networks, Inc.	17,484	446,017
		996,200

Construction Machinery & Heavy Trucks–0.70%

Caterpillar Inc.	4,520	345,961

Data Processing & Outsourced Services–0.74%

PayPal Holdings, Inc. (b)	9,485	366,121

Diversified Banks–7.93%

Bank of America Corp.	64,945	878,056
Citigroup Inc.	32,183	1,343,640
Comerica Inc.	7,271	275,353
JPMorgan Chase & Co.	24,094	1,426,847
		3,923,896

Drug Retail–0.42%

Walgreens Boots Alliance, Inc.	2,450	206,388

Electric Utilities–0.53%

FirstEnergy Corp.	7,285	262,041

Fertilizers & Agricultural Chemicals–0.43%

Mosaic Co. (The)	7,953	214,731

	Shares	Value

Food Distributors–0.62%

Sysco Corp.	6,529	$ 305,100

General Merchandise Stores–1.36%

Target Corp.	8,200	674,696

Health Care Equipment–1.65%

Baxter International Inc.	8,576	352,302
Medtronic PLC	6,170	462,750
		815,052

Health Care Services–0.45%

Express Scripts Holding Co. (b)	3,225	221,525

Hotels, Resorts & Cruise Lines–1.28%

Carnival Corp.	12,049	635,826

Hypermarkets & Super Centers–0.30%

Wal-Mart Stores, Inc.	2,169	148,555

Industrial Conglomerates–2.03%

General Electric Co.	31,526	1,002,212

Industrial Machinery–0.61%

Ingersoll-Rand PLC	4,853	300,935

Insurance Brokers–2.20%

Aon PLC	3,748	391,478
Marsh & McLennan Cos., Inc.	6,510	395,743
Willis Towers Watson PLC	2,554	303,058
		1,090,279

Integrated Oil & Gas–3.29%

Exxon Mobil Corp.	3,718	310,788
Occidental Petroleum Corp.	4,750	325,042
Royal Dutch Shell PLC -Class A (United Kingdom)	25,683	619,631
TOTAL S.A. (France)	8,143	370,347
		1,625,808

Integrated Telecommunication Services–1.22%

Koninklijke KPN N.V. (Netherlands)	24,650	102,980
Orange S.A. (France)	5,528	96,586
Telecom Italia S.p.A. (Italy)(b)	51,619	55,680
Telefónica, S.A. (Spain)	4,366	48,802
Verizon Communications Inc.	5,544	299,820
		603,868

Internet Software & Services–0.65%

eBay Inc. (b)	13,562	323,589

Investment Banking & Brokerage–2.66%

Charles Schwab Corp. (The)	11,093	310,826
Goldman Sachs Group, Inc. (The)	2,136	335,309
Morgan Stanley	26,776	669,668
		1,315,803

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Shares	Value

Managed Health Care–1.04%

Anthem, Inc.	1,823	$ 253,379
UnitedHealth Group Inc.	2,009	258,960
		512,339

Movies & Entertainment–0.53%

Time Warner Inc.	3,620	262,631

Multi-Utilities–0.59%

PG&E Corp.	4,849	289,582

Oil & Gas Equipment & Services–1.45%

Baker Hughes Inc.	6,792	297,693
Weatherford International PLC (b)	54,145	421,248
		718,941

Oil & Gas Exploration & Production–3.06%

Apache Corp.	13,311	649,662
Canadian Natural Resources Ltd. (Canada)	16,482	445,892
Devon Energy Corp.	15,295	419,695
		1,515,249

Other Diversified Financial Services–0.66%

Voya Financial, Inc.	11,037	328,571

Packaged Foods & Meats–0.81%

Mondelez International, Inc. -Class A	10,037	402,684

Pharmaceuticals–4.61%

Eli Lilly and Co.	4,597	331,030
Merck & Co., Inc.	11,173	591,163
Novartis AG (Switzerland)	4,305	310,973
Pfizer Inc.	14,382	426,283
Sanofi (France)	3,763	302,624
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	5,980	319,990
		2,282,063

Publishing–0.50%

Thomson Reuters Corp.	6,090	246,780

Railroads–0.60%

CSX Corp.	11,514	296,485

Regional Banks–3.96%

BB&T Corp.	7,684	255,647
Citizens Financial Group Inc.	26,192	548,722
Fifth Third Bancorp	19,835	331,046
First Horizon National Corp.	19,435	254,598
PNC Financial Services Group, Inc. (The)	6,736	569,664
		1,959,677

Security & Alarm Services–0.90%

Tyco International PLC	12,118	444,852

Semiconductor Equipment–0.80%

Applied Materials, Inc.	18,801	398,205

Semiconductors–1.80%

Intel Corp.	12,970	419,580

	Shares	Value

Semiconductors–(continued)

QUALCOMM, Inc.	9,230	$ 472,022
		891,602

Specialized Finance–0.46%

CME Group Inc. -Class A	2,372	227,831

Systems Software–2.21%

Microsoft Corp.	8,724	481,826
Oracle Corp.	14,913	610,091
		1,091,917

Technology Hardware, Storage & Peripherals–0.35%

NetApp, Inc.	6,365	173,701

Tobacco–0.84%

Philip Morris International Inc.	4,244	416,379

Wireless Telecommunication Services–0.64%

Vodafone Group PLC -ADR (United Kingdom)	9,912	317,680
Total Common Stocks & Other Equity Interests (Cost $31,826,335)		31,481,910

	Principal Amount

Bonds and Notes–24.68%

Aerospace & Defense–0.26%

Boeing Capital Corp., Sr. Unsec. Notes, 2.13%, 08/15/2016	$35,000	35,170
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/2024	52,000	49,737
Lockheed Martin Corp., Sr. Unsec. Global Notes, 2.13%, 09/15/2016	35,000	35,195
Northrop Grumman Corp., Sr. Unsec. Global Notes, 3.85%, 04/15/2045	10,000	9,937
		130,039

Airlines–0.17%

American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.70%, 10/01/2026	23,546	23,825
Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. First Lien Pass Through Ctfs., 9.00%, 07/08/2016	16,274	16,621
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.75%, 09/03/2026	29,127	29,692
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 10/23/2023(c)	14,057	14,598
		84,736

Apparel Retail–0.04%

Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/2024	19,000	19,306

Application Software–0.66%

Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/2019	248,000	278,225

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Application Software–(continued)

Nuance Communications, Inc., Sr. Unsec. Conv. Notes, 1.00%, 12/15/2022(c)(d)	$51,000	$ 47,207
		325,432

Asset Management & Custody Banks–0.56%

Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(c)	40,000	40,865
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(c)	150,000	153,752
KKR Group Finance Co. III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/2044(c)	85,000	83,611
		278,228

Automobile Manufacturers–0.50%

Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 4.13%, 08/04/2025	200,000	208,219
General Motors Co., Sr. Unsec. Global Notes, 6.60%, 04/01/2036	16,000	17,720
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/01/2026	21,000	22,024
		247,963

Biotechnology–0.75%

AbbVie Inc., Sr. Unsec. Global Notes, 4.50%, 05/14/2035	38,000	39,608
Amgen Inc., Sr. Unsec. Notes, 2.30%, 06/15/2016	35,000	35,099
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/2020	107,000	127,397
Celgene Corp., Sr. Unsec. Global Notes, 4.63%, 05/15/2044	100,000	102,688
5.00%, 08/15/2045	9,000	9,766
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 3.05%, 12/01/2016	30,000	30,436
4.40%, 12/01/2021	25,000	27,944
		372,938

Brewers–0.32%

Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.65%, 02/01/2021	30,000	30,856
3.30%, 02/01/2023	25,000	25,998
4.70%, 02/01/2036	45,000	48,854
4.90%, 02/01/2046	47,000	52,856
		158,564

Broadcasting–0.60%

Liberty Media Corp., Sr. Unsec. Conv. Bonds, 1.38%, 10/15/2023	299,000	297,131

Cable & Satellite–0.88%

CCO Safari II, LLC, Sr. Sec. First Lien Notes, 4.46%, 07/23/2022(c)	60,000	62,877

	Principal Amount	Value

Cable & Satellite–(continued)

Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/2018	$150,000	$ 164,093
Sr. Unsec. Gtd. Notes, 4.40%, 08/15/2035	35,000	38,079
Cox Communications, Inc., Sr. Unsec. Notes, 8.38%, 03/01/2039(c)	150,000	169,324
		434,373

Catalog Retail–0.34%

Liberty Interactive LLC, Sr. Unsec. Conv. Global Deb., 0.75%, 03/30/2023(d)	75,000	125,531
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	50,000	44,336
		169,867

Communications Equipment–0.49%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/2020(c)	75,000	93,985
Viavi Solutions Inc., Sr. Unsec. Conv. Deb., 0.63%, 08/15/2018(d)	153,000	149,653
		243,638

Consumer Finance–0.04%

American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/2024	18,000	18,192

Data Processing & Outsourced Services–0.07%

Visa Inc., Sr. Unsec. Global Notes, 4.15%, 12/14/2035	30,000	32,241

Diversified Banks–2.01%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.00%, 04/27/2016	115,000	115,231
BNP Paribas S.A. (France), Unsec. Sub. Gtd. Medium-Term Notes, 4.25%, 10/15/2024	200,000	203,062
Citigroup Inc., Unsec. Sub. Notes, 4.00%, 08/05/2024	60,000	60,844
JPMorgan Chase & Co., Unsec. Sub. Global Notes, 4.25%, 10/01/2027	15,000	15,530
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (e)	150,000	143,625
Series X, Jr. Unsec. Sub. Global Notes, 6.10% (e)	60,000	61,200
Series Z, Jr. Unsec. Sub. Global Notes, 5.30% (e)	40,000	40,100
Royal Bank of Canada (Canada), Sr. Unsec. Medium-Term Global Notes, 2.50%, 01/19/2021	45,000	46,065
Wells Fargo & Co., Sr. Unsec. Medium-Term Notes, 3.55%, 09/29/2025	30,000	31,389
Sr. Unsec. Notes, 3.90%, 05/01/2045	75,000	74,920
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/2026	95,000	99,829
4.65%, 11/04/2044	100,000	103,529
		995,324

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Diversified Chemicals–0.09%

Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/2020	$43,000	$ 43,954

Diversified Real Estate Activities–0.05%

Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	25,000	25,773

Drug Retail–0.16%

CVS Health Corp., Sr. Unsec. Global Bonds, 3.38%, 08/12/2024	20,000	21,055
Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 3.30%, 11/18/2021	32,000	33,019
4.50%, 11/18/2034	24,000	23,390
		77,464

Electric Utilities–0.09%

Georgia Power Co., Sr. Unsec. Notes, 3.00%, 04/15/2016	45,000	45,031

Environmental & Facilities Services–0.05%

Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/2035	25,000	24,520

Fertilizers & Agricultural Chemicals–0.03%

Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/2019	15,000	15,152

Food Retail–0.11%

Kraft Heinz Co. (The), Sr. Unsec. Gtd. Notes, 1.60%, 06/30/2017(c)	56,000	56,212

General Merchandise Stores–0.25%

Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/2023	20,000	19,967
Target Corp., Sr. Unsec. Notes, 5.88%, 07/15/2016	100,000	101,487
		121,454

Health Care Equipment–1.30%

Becton, Dickinson and Co., Sr. Unsec. Global Bonds, 4.88%, 05/15/2044	170,000	185,086
Sr. Unsec. Global Notes, 1.75%, 11/08/2016	15,000	15,059
3.88%, 05/15/2024	165,000	176,478
Sr. Unsec. Notes, 2.68%, 12/15/2019	17,000	17,434
Medtronic, Inc., Sr. Unsec. Gtd. Global Notes, 3.15%, 03/15/2022	58,000	61,468
4.38%, 03/15/2035	21,000	22,780
NuVasive, Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/15/2021(c)	75,000	80,625
Wright Medical Group, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 02/15/2020	93,000	83,525
		642,455

	Principal Amount	Value

Health Care Facilities–0.80%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/2018	$161,000	$ 154,158
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/2020(d)	217,000	241,412
		395,570

Health Care REIT’s–0.05%

HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/2024	25,000	24,507

Health Care Services–0.17%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/2019	30,000	30,244
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.20%, 02/01/2022	33,000	33,340
4.70%, 02/01/2045	22,000	22,047
		85,631

Home Improvement Retail–0.06%

Home Depot, Inc. (The), Sr. Unsec. Global Notes, 2.00%, 04/01/2021	27,000	27,313

Housewares & Specialties–0.02%

Newell Rubbermaid Inc., Sr. Unsec. Global Notes, 5.50%, 04/01/2046	9,000	9,805

Industrial Machinery–0.04%

Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/2054	22,000	19,047

Integrated Oil & Gas–0.22%

Chevron Corp., Sr. Unsec. Global Notes, 1.37%, 03/02/2018	77,000	77,660
Occidental Petroleum Corp., Sr. Unsec. Global Notes, 3.40%, 04/15/2026	15,000	15,158
Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/2024	18,000	17,793
		110,611

Integrated Telecommunication Services–1.08%

AT&T Inc., Sr. Unsec. Global Notes, 3.00%, 06/30/2022	28,000	28,405
3.40%, 05/15/2025	15,000	15,016
4.50%, 05/15/2035	25,000	24,758
5.15%, 03/15/2042	150,000	152,237
Telefonica Emisiones S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/2036	150,000	191,234
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.40%, 11/01/2034	120,000	121,121
		532,771

Internet Retail–0.02%

Amazon.com, Inc., Sr. Unsec. Global Notes, 4.80%, 12/05/2034	9,000	10,078

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Investment Banking & Brokerage–0.90%

Goldman Sachs Group, Inc. (The), Unsec. Sub. Notes, 4.25%, 10/21/2025	$27,000	$27,368
Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/2017(d)	150,000	147,750
Lazard Group LLC, Sr. Unsec. Global Notes, 3.75%, 02/13/2025	62,000	57,365
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 2.38%, 07/23/2019	175,000	177,081
4.00%, 07/23/2025	35,000	36,616
		446,180

Life & Health Insurance–0.09%

MetLife, Inc., Sr. Unsec. Global Notes, 4.60%, 05/13/2046	25,000	25,846
Reliance Standard Life Global Funding II, Sr. Sec. Notes, 3.05%, 01/20/2021(c)	20,000	20,361
		46,207

Movies & Entertainment–0.15%

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/2019	57,000	56,573
Viacom Inc., Sr. Unsec. Global Deb., 4.85%, 12/15/2034	19,000	16,903
		73,476

Multi-Line Insurance–0.72%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/2019	150,000	182,123
American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/2019	20,000	20,240
4.38%, 01/15/2055	40,000	35,235
Farmers Exchange Capital III, Unsec. Sub. Notes, 5.45%, 10/15/2054(c)	70,000	66,994
Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/2044(c)	50,000	51,600
		356,192

Multi-Utilities–0.35%

Enable Midstream Partners, LP, Sr. Unsec. Gtd. Global Notes, 2.40%, 05/15/2019	200,000	174,550

Office REIT’s–0.30%

Highwoods Realty L.P., Sr. Unsec. Notes, 3.20%, 06/15/2021	150,000	149,814

Oil & Gas Equipment & Services–0.14%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/2018(d)	84,000	66,570

	Principal Amount	Value

Oil & Gas Exploration & Production–0.41%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 4.85%, 03/15/2021	$11,000	$11,181
6.60%, 03/15/2046	18,000	18,437
Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/2019	120,000	60,450
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 2.88%, 11/15/2021	46,000	45,373
4.15%, 11/15/2034	49,000	43,362
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/2018	25,000	23,437
		202,240

Oil & Gas Storage & Transportation–0.22%

Energy Transfer Partners, L.P., Sr. Unsec. Notes, 4.90%, 03/15/2035	19,000	15,007
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	20,000	20,160
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/2034	23,000	19,959
Spectra Energy Partners, L.P., Sr. Unsec. Notes, 2.95%, 06/15/2016	55,000	55,036
		110,162

Other Diversified Financial Services–0.16%

Athene Global Funding, Sec. Notes, 2.88%, 10/23/2018(c)	31,000	30,523
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(c)	50,000	50,143
		80,666

Packaged Foods & Meats–0.53%

General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/2019	45,000	46,279
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 3.88%, 06/27/2024(c)	200,000	201,805
Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 4.13%, 11/15/2025	3,000	3,191
Tyson Foods, Inc., Sr. Unsec. Gtd. Global Bonds, 4.88%, 08/15/2034	11,000	11,832
		263,107

Pharmaceuticals–1.31%

Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 1.85%, 03/01/2017	49,000	49,255
4.85%, 06/15/2044	150,000	159,925
Allergan, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 04/01/2016	50,000	49,999

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Pharmaceuticals–(continued)

Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%,10/08/2021(c)	$200,000	$209,471
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	76,000	78,470
Merck & Co., Inc., Sr. Unsec. Global Notes, 0.70%, 05/18/2016	100,000	100,041
		647,161

Property & Casualty Insurance–0.36%

Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/2044(c)	115,000	110,861
Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/2018	52,000	64,675
		175,536

Railroads–0.09%

Canadian National Railway Co. (Canada), Sr. Unsec. Notes, 5.80%, 06/01/2016	20,000	20,163
Union Pacific Corp., Sr. Unsec. Notes, 4.15%, 01/15/2045	25,000	25,915
		46,078

Renewable Electricity–0.31%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	150,000	153,456

Research & Consulting Services–0.05%

Verisk Analytics, Inc., Sr. Unsec. Global Notes, 5.50%, 06/15/2045	25,000	24,513

Retail REIT’s–0.30%

Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/2018	150,000	150,659

Semiconductor Equipment–0.59%

Lam Research Corp., Sr. Unsec. Global Notes, 3.80%, 03/15/2025	20,000	19,140
Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/2018	183,000	270,497
		289,637

Semiconductors–1.78%

Microchip Technology Inc., Sr. Unsec. Sub. Conv. Bonds, 1.63%, 02/15/2025	87,000	89,936
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(d)	224,000	153,720
NVIDIA Corp., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/2018	274,000	490,289
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Notes, 1.00%, 12/01/2020(c)	161,000	144,498
		878,443

Soft Drinks–0.32%

Coca-Cola Co. (The), Sr. Unsec. Global Notes, 1.80%, 09/01/2016	30,000	30,155
PepsiCo, Inc., Sr. Unsec. Notes, 2.50%, 05/10/2016	130,000	130,274
		160,429

	Principal Amount	Value

Specialized Finance–0.65%

Air Lease Corp., Sr. Unsec. Global Notes, 2.63%, 09/04/2018	$45,000	$44,494
4.25%, 09/15/2024	35,000	34,409
Aviation Capital Group Corp., Sr. Unsec. Notes, 2.88%, 09/17/2018(c)	35,000	35,268
4.88%, 10/01/2025(c)	40,000	39,608
Moody’s Corp., Sr. Unsec. Global Notes, 4.88%, 02/15/2024	150,000	165,407
		319,186

Systems Software–0.59%

FireEye, Inc., Series A, Sr. Unsec. Conv. Notes, 1.00%, 06/01/2020(c)(d)	48,000	40,920
Series B, Sr. Unsec. Conv. Notes, 1.63%, 06/01/2022(c)(d)	48,000	39,270
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/2035	37,000	36,069
NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/2018	149,000	142,947
Oracle Corp., Sr. Unsec. Global Notes, 4.30%, 07/08/2034	30,000	31,591
		290,797

Technology Distributors–0.06%

Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	30,000	30,357

Technology Hardware, Storage & Peripherals–0.83%

Apple Inc., Sr. Unsec. Global Notes, 2.15%, 02/09/2022	39,000	39,395
Hewlett Packard Enterprise Co., Sr. Unsec. Notes, 2.85%, 10/05/2018(c)	65,000	66,133
SanDisk Corp., Sr. Unsec. Conv. Bonds, 0.50%, 10/15/2020	219,000	228,445
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds, 4.75%, 01/01/2025	65,000	50,903
5.75%, 12/01/2034	37,000	26,455
		411,331

Thrifts & Mortgage Finance–0.67%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/2017	157,000	163,476
2.00%, 04/01/2020	42,000	53,104
Radian Group Inc., Sr. Unsec. Conv. Notes, 3.00%, 11/15/2017	67,000	80,735
2.25%, 03/01/2019	28,000	35,280
		332,595

Tobacco–0.13%

Philip Morris International Inc., Sr. Unsec. Global Bonds, 1.25%, 08/11/2017	11,000	11,050
Sr. Unsec. Global Notes, 2.50%, 05/16/2016	55,000	55,121
		66,171

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Wireless Telecommunication Services–0.39%

Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(c)	$178,000	$ 194,164
Total Bonds and Notes (Cost $12,299,010)		12,214,997

U.S. Treasury Securities–6.68%

U.S. Treasury Notes–6.64%

0.50%, 04/30/2017	500,000	499,246
0.75%, 02/28/2018	2,335,000	2,336,316
1.00%, 03/15/2019	235,000	235,980
1.13%, 02/28/2021	171,500	170,904
1.50%, 02/28/2023	21,000	20,951
1.63%, 02/15/2026	23,000	22,682
		3,286,079

U.S. Treasury Bonds–0.04%

3.00%, 11/15/2045	18,500	19,982
Total U.S. Treasury Securities (Cost $3,299,026)		3,306,061

	Shares	Value

Preferred Stock–0.19%

Asset Management & Custody Banks–0.19%

AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd. (Cost $106,269)	1,700	$ 94,297

Money Market Funds–4.27%

Liquid Assets Portfolio –Institutional Class, 0.45% (f)	1,055,835	1,055,835
Premier Portfolio –Institutional Class, 0.40% (f)	1,055,835	1,055,835
Total Money Market Funds (Cost $2,111,670)		2,111,670
TOTAL INVESTMENTS–99.43% (Cost $49,642,310)		49,208,935
OTHER ASSETS LESS LIABILITIES–0.57%		282,723
NET ASSETS–100.00%		$ 49,491,658

Investment Abbreviations:

ADR	—American Depositary Receipt	Gtd.	—Guaranteed	Sec.	—Secured

Conv.	—Convertible	Jr.	—Junior	Sr.	—Senior

Ctfs.	—Certificates	Pfd.	—Preferred	Sub.	—Subordinated

Deb.	—Debentures	REIT	—Real Estate Investment Trust	Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2016 was $2,104,675, which represented 4.25% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Perpetual bond with no specified maturity date.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Managed Volatility Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash

Invesco V.I. Managed Volatility Fund

E.	Forward Foreign Currency Contracts – (continued)

payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$31,741,637	$1,946,240	$—	$33,687,877
U.S. Treasury Securities	—	3,306,061	—	3,306,061
Corporate Debt Securities	—	12,214,997	—	12,214,997
	31,741,637	17,467,298	—	49,208,935
Forward Foreign Currency Contracts*	—	(61,405)	—	(61,405)
Total Investments	$31,741,637	$17,405,893	$—	$49,147,530

* Unrealized appreciation (depreciation).

Invesco V.I. Managed Volatility Fund

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts
		Contract to					Unrealized
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Appreciation (Depreciation)
4/15/16	Bank of New York Mellon (The)	CAD	298,232	USD	222,821	$229,671	$(6,850)
4/15/16	Bank of New York Mellon (The)	CHF	116,741	USD	117,762	121,488	(3,726)
4/15/16	Bank of New York Mellon (The)	EUR	310,670	USD	343,654	353,653	(9,999)
4/15/16	Bank of New York Mellon (The)	GBP	224,530	USD	319,158	322,518	(3,360)
4/15/16	Bank of New York Mellon (The)	ILS	502,927	USD	129,045	133,930	(4,885)
4/15/16	State Street Bank and Trust Co.	CAD	364,941	USD	272,533	281,044	(8,511)
4/15/16	State Street Bank and Trust Co.	CHF	118,595	USD	119,637	123,418	(3,781)
4/15/16	State Street Bank and Trust Co.	EUR	360,696	USD	398,883	410,601	(11,718)
4/15/16	State Street Bank and Trust Co.	GBP	264,989	USD	376,647	380,634	(3,987)
4/15/16	State Street Bank and Trust Co.	ILS	502,926	USD	128,964	133,930	(4,966)
4/15/16	State Street Bank and Trust Co.	USD	7,149	CAD	9,516	7,329	180
4/15/16	State Street Bank and Trust Co.	USD	2,282	CHF	2,246	2,337	55
4/15/16	State Street Bank and Trust Co.	USD	7,085	EUR	6,362	7,243	158
4/15/16	State Street Bank and Trust Co.	USD	4,456	GBP	3,092	4,441	(15)
Total Forward Foreign Currency Contracts—Currency Risk							$ (61,405)

Currency Abbreviations:

CAD	—Canadian Dollar	GBP	—British Pound Sterling

CHF	—Swiss Franc	ILS	—Israeli Shekel

EUR	—Euro	USD	—U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $2,484,279 and $7,016,369, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $9,160,084 and $8,738,049, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,010,954
Aggregate unrealized (depreciation) of investment securities	(3,730,562)
Net unrealized appreciation (depreciation) of investment securities	$(719,608)
Cost of investments for tax purposes is $49,928,543.

Invesco V.I. Managed Volatility Fund

Invesco V.I. Mid Cap Core Equity Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2016

invesco.com/us	VIMCCE-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.08%

Advertising–1.11%

Publicis Groupe S.A. (France)	51,303	$ 3,595,189

Apparel, Accessories & Luxury Goods–1.54%

PVH Corp.	50,481	5,000,648

Application Software–1.05%

Synopsys, Inc. (b)	70,220	3,401,457

Asset Management & Custody Banks–1.76%

Northern Trust Corp.	87,264	5,686,995

Auto Parts & Equipment–1.13%

Dana Holding Corp.	259,119	3,650,987

Automotive Retail–1.40%

Advance Auto Parts, Inc.	28,290	4,536,019

Biotechnology–0.95%

United Therapeutics Corp. (b)	27,548	3,069,674

Brewers–1.31%

Molson Coors Brewing Co. -Class B	44,172	4,248,463

Computer & Electronics Retail–0.96%

GameStop Corp. -Class A	97,761	3,101,956

Construction Machinery & Heavy Trucks–0.79%

Allison Transmission Holdings, Inc.	94,764	2,556,733

Data Processing & Outsourced Services–2.12%

Jack Henry & Associates, Inc.	81,053	6,854,652

Electronic Components–2.58%

Amphenol Corp. -Class A	144,609	8,361,292

Electronic Equipment & Instruments–1.73%

FLIR Systems, Inc.	170,442	5,616,064

Environmental & Facilities Services–1.65%

Republic Services, Inc.	112,300	5,351,095

Health Care Distributors–1.61%

Cardinal Health, Inc.	63,675	5,218,166

Health Care Equipment–1.64%

ResMed Inc.	48,687	2,815,083
Wright Medical Group N.V. (b)	151,037	2,507,214
		5,322,297

Health Care Facilities–0.62%

Tenet Healthcare Corp. (b)	69,661	2,015,293

Homebuilding–1.67%

D.R. Horton, Inc.	178,392	5,392,790

	Shares	Value

Hotels, Resorts & Cruise Lines–1.92%

Norwegian Cruise Line Holdings Ltd. (b)	112,434	$ 6,216,476

Household Appliances–1.63%

Whirlpool Corp.	29,176	5,261,600

Industrial Machinery–8.63%

Flowserve Corp.	74,039	3,288,072
Kennametal Inc.	183,660	4,130,513
Nordson Corp.	50,048	3,805,650
Parker-Hannifin Corp.	40,805	4,532,620
Stanley Black & Decker Inc.	30,997	3,261,194
Timken Co. (The)	116,913	3,915,416
Xylem, Inc.	122,002	4,989,882
		27,923,347

Insurance Brokers–2.73%

Brown & Brown, Inc.	247,235	8,851,013

IT Consulting & Other Services–1.56%

EPAM Systems, Inc. (b)	67,518	5,041,569

Life & Health Insurance–4.12%

St. James’s Place PLC (United Kingdom)	501,157	6,571,377
Torchmark Corp.	124,804	6,759,384
		13,330,761

Life Sciences Tools & Services–1.43%

Agilent Technologies, Inc.	116,560	4,644,916

Marine–0.70%

Kirby Corp. (b)	37,465	2,258,765

Multi-Utilities–4.25%

CMS Energy Corp.	185,370	7,867,103
WEC Energy Group, Inc.	97,944	5,883,496
		13,750,599

Office REIT’s–1.79%

Boston Properties, Inc.	45,539	5,787,096

Oil & Gas Equipment & Services–1.44%

Core Laboratories N.V.	41,386	4,652,200

Oil & Gas Exploration & Production–4.27%

Cabot Oil & Gas Corp.	211,476	4,802,620
Concho Resources Inc. (b)	47,964	4,846,282
Vermilion Energy, Inc. (Canada)	142,174	4,161,591
		13,810,493

Packaged Foods & Meats–2.39%

JM Smucker Co. (The)	32,316	4,195,909
Mead Johnson Nutrition Co.	41,743	3,546,903
		7,742,812

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Paper Packaging–1.50%

Packaging Corp. of America	80,297	$ 4,849,939

Pharmaceuticals–0.68%

Endo International PLC (b)	78,440	2,208,086

Property & Casualty Insurance–5.67%

Arch Capital Group Ltd. (Bermuda)(b)	101,919	7,246,441
Progressive Corp. (The)	316,325	11,115,660
		18,362,101

Regional Banks–3.03%

First Republic Bank	147,331	9,818,138

Restaurants–0.66%

Bloomin’ Brands, Inc.	126,174	2,128,555

Retail REIT’s–1.58%

General Growth Properties, Inc.	171,600	5,101,668

Semiconductor Equipment–1.45%

Teradyne, Inc.	216,713	4,678,834

Semiconductors–3.78%

Linear Technology Corp.	146,958	6,548,448
Xilinx, Inc.	119,939	5,688,707
		12,237,155

Specialized Finance–2.83%

Moody’s Corp.	94,771	9,151,088

	Shares	Value

Specialty Chemicals–4.93%

Albemarle Corp.	93,037	$ 5,947,855
International Flavors & Fragrances Inc.	51,197	5,824,683
Koninklijke DSM N.V. (Netherlands)	76,622	4,200,482
		15,973,020

Specialty Stores–1.67%

Dick’s Sporting Goods, Inc.	115,849	5,415,941

Trucking–0.82%

Hertz Global Holdings, Inc. (b)	253,255	2,666,775
Total Common Stocks & Other Equity Interests (Cost $235,185,289)		294,842,717

Money Market Funds–8.91%

Liquid Assets Portfolio –Institutional Class, 0.45% (c)	14,422,396	14,422,396
Premier Portfolio –Institutional Class, 0.40% (c)	14,422,396	14,422,396
Total Money Market Funds (Cost $28,844,792)		28,844,792
TOTAL INVESTMENTS–99.99% (Cost $264,030,081)		323,687,509
OTHER ASSETS LESS LIABILITIES–0.01%		37,359
NET ASSETS–100.00%		$ 323,724,868

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Mid Cap Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Mid Cap Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance.

Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$309,320,461	$14,367,048	$—	$323,687,509

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $31,575,114 and $29,896,694, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 75,085,009
Aggregate unrealized (depreciation) of investment securities	(15,579,319)
Net unrealized appreciation of investment securities	$ 59,505,690
Cost of investments for tax purposes is $264,181,819.

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Mid Cap Growth Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	VK-VIMCG-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.07%

Airlines–2.47%

Southwest Airlines Co.	67,674	$ 3,031,795
United Continental Holdings Inc. (b)	48,733	2,917,158
		5,948,953

Apparel Retail–3.29%

Burlington Stores, Inc. (b)	90,931	5,113,960
L Brands, Inc.	31,984	2,808,515
		7,922,475

Apparel, Accessories & Luxury Goods–0.57%

Under Armour, Inc. -Class A (b)	16,200	1,374,246

Application Software–4.55%

Cadence Design Systems, Inc. (b)	201,220	4,744,767
Mobileye N.V. (b)(c)	60,494	2,255,821
SS&C Technologies Holdings, Inc.	28,673	1,818,442
Tyler Technologies, Inc. (b)	16,629	2,138,656
		10,957,686

Asset Management & Custody Banks–1.24%

Affiliated Managers Group, Inc. (b)	18,412	2,990,109

Auto Parts & Equipment–0.16%

Gentherm Inc. (b)	9,096	378,303

Automobile Manufacturers–0.59%

Tesla Motors, Inc. (b)	6,182	1,420,438

Automotive Retail–3.03%

Advance Auto Parts, Inc.	18,530	2,971,100
O’Reilly Automotive, Inc. (b)	15,836	4,333,680
		7,304,780

Biotechnology–3.12%

Alexion Pharmaceuticals, Inc. (b)	16,871	2,348,781
BioMarin Pharmaceutical Inc. (b)	34,272	2,826,755
Medivation Inc. (b)	51,274	2,357,578
		7,533,114

Building Products–7.15%

A.O. Smith Corp.	54,067	4,125,853
Allegion PLC	46,514	2,963,407
Lennox International Inc.	25,714	3,476,275
Masco Corp.	112,776	3,546,805
Owens Corning	66,231	3,131,402
		17,243,742

Casinos & Gaming–0.50%

Wynn Resorts Ltd. (c)	12,835	1,199,174

	Shares	Value

Communications Equipment–1.84%

Palo Alto Networks, Inc. (b)	27,150	$ 4,429,251

Construction Machinery & Heavy Trucks–0.73%

WABCO Holdings Inc. (b)	16,486	1,762,683

Construction Materials–0.96%

Vulcan Materials Co.	21,951	2,317,367

Consumer Electronics–0.96%

Harman International Industries, Inc.	26,017	2,316,554

Data Processing & Outsourced Services–2.72%

Alliance Data Systems Corp. (b)	15,650	3,443,000
Fidelity National Information Services, Inc.	49,037	3,104,532
		6,547,532

Distillers & Vintners–2.46%

Constellation Brands, Inc. -Class A	39,211	5,924,390

Diversified Support Services–1.49%

KAR Auction Services Inc.	94,139	3,590,461

Electrical Components & Equipment–1.23%

Acuity Brands, Inc.	13,571	2,960,378

Electronic Components–1.93%

Amphenol Corp. -Class A	80,337	4,645,085

Footwear–1.58%

Skechers U.S.A., Inc. -Class A (b)	125,236	3,813,436

General Merchandise Stores–0.49%

Dollar Tree, Inc. (b)	14,453	1,191,794

Health Care Equipment–4.62%

Boston Scientific Corp. (b)	233,262	4,387,658
DexCom Inc. (b)	44,258	3,005,561
Hologic, Inc. (b)	108,856	3,755,532
		11,148,751

Health Care Facilities–1.88%

VCA Inc. (b)	78,540	4,530,973

Health Care Services–0.93%

Team Health Holdings, Inc. (b)	53,407	2,232,947

Health Care Supplies–0.80%

Penumbra, Inc. (b)	41,867	1,925,882

Homebuilding–0.67%

D.R. Horton, Inc.	53,354	1,612,891

Housewares & Specialties–0.78%

Jarden Corp. (b)	31,956	1,883,806

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

	Shares	Value

Industrial Conglomerates–1.94%

Carlisle Cos. Inc.	46,891	$ 4,665,655

Industrial Machinery–1.85%

Stanley Black & Decker Inc.	42,308	4,451,225

Integrated Telecommunication Services–1.20%

SBA Communications Corp. -Class A (b)	28,957	2,900,623

Internet Software & Services–0.94%

CoStar Group Inc. (b)	12,096	2,276,104

Investment Banking & Brokerage–1.45%

E*TRADE Financial Corp. (b)	143,162	3,506,037

IT Consulting & Other Services–1.16%

Gartner, Inc. (b)	31,350	2,801,123

Leisure Products–1.96%

Brunswick Corp.	98,347	4,718,689

Life Sciences Tools & Services–1.34%

VWR Corp. (b)	119,169	3,224,713

Managed Health Care–1.64%

Centene Corp. (b)	64,417	3,966,155

Metal & Glass Containers–0.85%

Berry Plastics Group Inc. (b)	56,693	2,049,452

Movies & Entertainment–1.36%

Cinemark Holdings, Inc.	91,367	3,273,680

Oil & Gas Exploration & Production–3.01%

Cabot Oil & Gas Corp.	45,911	1,042,639
Diamondback Energy Inc. (b)	33,687	2,599,963
Encana Corp. (Canada)	215,305	1,311,207
Pioneer Natural Resources Co.	16,421	2,311,091
		7,264,900

Packaged Foods & Meats–1.63%

Hain Celestial Group, Inc. (The) (b)	25,260	1,033,387
WhiteWave Foods Co. (The) (b)	71,319	2,898,404
		3,931,791

Pharmaceuticals–1.07%

Pacira Pharmaceuticals, Inc. (b)	48,486	2,568,788

Regional Banks–2.24%

Signature Bank (b)	20,554	2,797,810
SVB Financial Group (b)	25,531	2,605,439
		5,403,249

Restaurants–2.50%

Chipotle Mexican Grill, Inc. (b)	5,487	2,584,212
Domino’s Pizza, Inc.	26,072	3,437,854
		6,022,066

	Shares	Value

Semiconductors–4.10%

Cavium Inc. (b)	54,702	$3,345,574
NXP Semiconductors N.V. (Netherlands)(b)	58,142	4,713,572
Qorvo, Inc. (b)	36,161	1,822,876
		9,882,022

Soft Drinks–1.61%

Monster Beverage Corp. (b)	29,160	3,889,361

Specialized Finance–3.99%

Intercontinental Exchange, Inc.	20,150	4,738,071
McGraw Hill Financial, Inc.	49,427	4,892,284
		9,630,355

Specialized REIT’s–1.58%

Equinix, Inc.	11,487	3,798,866

Specialty Chemicals–2.53%

PPG Industries, Inc.	39,839	4,441,650
Valspar Corp. (The)	15,606	1,670,154
		6,111,804

Specialty Stores–4.28%

Signet Jewelers Ltd.	31,101	3,857,457
Tractor Supply Co.	51,982	4,702,292
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	9,025	1,748,503
		10,308,252

Systems Software–1.50%

ServiceNow, Inc. (b)	59,211	3,622,529

Trucking–0.60%

Old Dominion Freight Line, Inc. (b)	20,747	1,444,406
Total Common Stocks & Other Equity Interests (Cost $192,815,140)		238,819,046

Money Market Funds–1.22%

Liquid Assets Portfolio –Institutional Class, 0.45% (d)	1,472,725	1,472,725
Premier Portfolio –Institutional Class, 0.40% (d)	1,472,725	1,472,725
Total Money Market Funds (Cost $2,945,450)		2,945,450
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)-100.29% (Cost $195,760,590)		241,764,496

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.90%

Liquid Assets Portfolio –Institutional Class, 0.45% (Cost $2,175,153) (d)(e)	2,175,153	2,175,153
TOTAL INVESTMENTS–101.19% (Cost $197,935,743)		243,939,649
OTHER ASSETS LESS LIABILITIES–(1.19)%		(2,865,479)
NET ASSETS–100.00%		$ 241,074,170

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2016.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Mid Cap Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco V.I. Mid Cap Growth Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $45,030,575 and $50,878,126, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 52,436,398
Aggregate unrealized (depreciation) of investment securities	(7,029,848)
Net unrealized appreciation of investment securities	$ 45,406,550
Cost of investments for tax purposes is $198,533,099.

Invesco V.I. Mid Cap Growth Fund

Invesco V.I. Government Money Market Fund

Effective April 29, 2016, after the close of the reporting period, Invesco V.I. Money Market Fund was renamed Invesco V.I. Government Money Market Fund.

Quarterly Schedule of Portfolio Holdings

March 31, 2016

invesco.com/us VIGMKT-QTR-1 03/16 Invesco Advisers, Inc.

Schedule of Investments

March 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit–27.31%

BNP Paribas S.A. (a)	0.25%	04/01/2016	$33,000	$33,000,000

Natixis (a)	0.25%	04/01/2016	33,000	33,000,000

Royal Bank of Canada (a)(b)	0.77%	10/03/2016	2,000	2,000,000

Skandinaviska Enskilda Banken AB (a)	0.25%	04/01/2016	33,000	33,000,000

Sumitomo Mitsui Trust Bank Ltd. (a)	0.36%	04/05/2016	25,000	25,000,000

Svenska Handelsbanken AB (a)	0.25%	04/01/2016	33,000	33,000,000

Swedbank AB (a)	0.36%	04/05/2016	25,000	25,000,000

Total Certificates of Deposit (Cost $184,000,000)				184,000,000

U.S. Government Sponsored Agency Securities–25.49%

Federal Farm Credit Bank (FFCB)–5.86%

Unsec. Bonds (b)	0.53%	04/25/2017	12,000	11,999,974

Unsec. Bonds (b)	0.47%	06/05/2017	3,000	2,996,445

Unsec. Bonds (b)	0.47%	08/29/2017	8,000	7,989,809

Unsec. Bonds (b)	0.47%	11/13/2017	4,480	4,471,598

Unsec. Bonds (b)	0.49%	11/13/2017	5,000	4,992,237

Unsec. Bonds (b)	0.46%	11/22/2017	7,000	6,986,103

				39,436,166

Federal Home Loan Bank (FHLB)–12.31%

Unsec. Disc. Notes (c)	0.40%	05/06/2016	10,000	9,996,072

Unsec. Disc. Notes (c)	0.47%	08/12/2016	20,000	19,965,716

Unsec. Disc. Notes (c)	0.47%	08/17/2016	15,000	14,972,975

Unsec. Global Bonds (b)	0.50%	11/03/2016	14,000	14,000,000

Unsec. Global Bonds (b)	0.52%	01/23/2017	12,000	12,000,000

Unsec. Global Bonds (b)	0.52%	02/24/2017	12,000	12,000,000

				82,934,763

Federal Home Loan Mortgage Corp. (FHLMC)–5.10%

Unsec. Disc. Notes (c)	0.46%	08/12/2016	15,000	14,974,785

Unsec. Global Notes (b)	0.44%	04/20/2017	2,400	2,397,061

Unsec. Global Notes (b)	0.47%	04/27/2017	5,000	4,997,048

Unsec. Global Notes (b)	0.56%	07/21/2017	12,000	11,998,390

				34,367,284

Federal National Mortgage Association (FNMA)–1.48%

Unsec. Global Notes (b)	0.45%	09/08/2017	10,000	9,983,341

Overseas Private Investment Corp. (OPIC)–0.74%

Unsec. Gtd. VRD Bonds (d)	0.40%	09/15/2020	5,000	5,000,000

Total U.S. Government Sponsored Agency Securities (Cost $171,721,554)				171,721,554

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Demand Notes–14.26%(d)

Credit Enhanced–14.26%

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (e)	0.49%	12/01/2028	$3,310	$3,310,000

Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.) (e)	0.56%	12/01/2027	8,885	8,885,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Canadian Imperial Bank of Commerce) (e)	0.38%	11/01/2024	6,000	6,000,000

Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.50%	06/01/2048	5,700	5,700,000

Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.) (e)	0.42%	05/01/2037	3,620	3,620,000

Kent Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC-Bank of New York Mellon (The)) (e)	0.36%	01/15/2026	10,000	10,000,000

M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (e)(f)	0.49%	01/01/2033	2,060	2,060,000

New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2008 A, VRD RB (LOC -FHLMC) (e)	0.36%	11/01/2041	17,500	17,500,000

New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (LOC-FHLMC) (e)	0.36%	11/01/2041	7,000	7,000,000

Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.43%	03/01/2031	9,000	9,000,000

Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.38%	07/01/2037	23,000	23,000,000

Total Variable Rate Demand Notes (Cost $96,075,000)				96,075,000

Commercial Paper–6.08%(c)

Asset-Backed Securities - Fully Supported Bank–5.34%

Manhattan Asset Funding Co. LLC (CEP-Sumitomo Mitsui Banking Corp.) (a)(f)	0.45%	04/04/2016	36,000	35,998,650

Diversified Banks–0.74%

Commonwealth Bank of Australia (a)(b)(f)	0.56%	05/13/2016	5,000	4,999,934

Total Commercial Paper (Cost $40,998,584)				40,998,584

U.S. Treasury Bills–1.48%(c)

U.S. Treasury Bills (Cost $9,984,170)	0.42%	08/18/2016	10,000	9,984,170

Notes–0.44%

Wells Fargo Bank, N.A., Unsec. Medium-Term Floating Rate Notes (b) (Cost $3,000,000)	0.79%	10/29/2016	3,000	3,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–75.06% (Cost $505,779,308)				505,779,308

			Repurchase Amount

Repurchase Agreements–25.43%(g)

Bank of Nova Scotia (The), joint agreement dated 03/31/2016, aggregate maturing value of $450,003,750 (collateralized by U.S. Treasury obligations valued at $459,000,057; 0.13%-8.88%, 07/15/2016-05/15/2044)	0.30%	04/01/2016	33,000,275	33,000,000

CIBC World Markets Corp., joint agreement dated 03/31/2016, aggregate maturing value of $100,000,806 (collateralized by U.S. Treasury obligations valued at $102,003,662; 0.38%-7.25%, 04/30/2016-02/15/2046)	0.29%	04/01/2016	33,000,266	33,000,000

Citigroup Global Markets Inc., term agreement dated 12/03/2015, maturing value of $5,048,160 (collateralized by domestic non-agency asset-backed securities valued at $5,500,000; 0%-0.64%, 03/27/2037-06/25/2037)	0.95%	12/02/2016	5,048,160	5,000,000

Credit Agricole Corp. & Investment Bank, joint agreement dated 03/31/2016, aggregate maturing value of $200,001,611 (collateralized by U.S. Treasury obligations valued at $204,000,056; 2.13%-2.38%, 06/30/2018-09/30/2021)	0.29%	04/01/2016	33,000,266	33,000,000

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements– (continued)

RBC Capital Markets Corp., term agreement dated 03/29/2016, maturing value of $20,009,833 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $20,653,815; 0%-5.72%, 05/30/2019-06/23/2045) (a)(h)	0.59%	04/28/2016	$20,009,833	$20,000,000

TD Securities (USA) LLC, joint agreement dated 03/31/2016, aggregate maturing value of $450,003,750 (collateralized by U.S. Treasury obligations valued at $459,000,061; 0%-3.88%, 04/28/2016-02/15/2044)	0.30%	04/01/2016	33,000,275	33,000,000

Wells Fargo Securities, LLC, joint agreement dated 03/31/2016, aggregate maturing value of $550,005,042 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $561,000,000; 1.50%-8.50%, 01/25/2018-03/16/2056)	0.33%	04/01/2016	14,319,845	14,319,714

Total Repurchase Agreements (Cost $171,319,714)				171,319,714

TOTAL INVESTMENTS(i)(j)–100.49% (Cost $677,099,022)				677,099,022

OTHER ASSETS LESS LIABILITIES–(0.49)%				(3,304,409)

NET ASSETS–100.00%				$673,794,613

Investment Abbreviations:

CEP	—Credit Enhancement Provider
Disc.	—Discounted
Gtd.	—Guaranteed
LOC	—Letter of Credit
PCR	—Pollution Control Revenue Bonds
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 13.5; France: 9.8%; Japan: 9.1%; other countries less than 5% each: 4.0%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2016.

(c)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2016.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2016 was $43,058,584, which represented 6.39% of the Fund’s Net Assets.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(i)	Also represents cost for federal income tax purposes.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Federal Home Loan Bank	12.2%
Federal Home Loan Mortgage Corporation	8.7
Federal Farm Credit Bank	5.8
Sumitomo Mitsui Banking Corp.	5.3

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Invesco V.I. Government Money Market Fund

E.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

NOTE 2 — Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  As of March 31, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Significant Event

On September 17, 2015, the Board of Trustees approved changes to the Fund’s investment strategies that reposition the Fund as a government money market fund, including changing the Fund’s name to Invesco V.I. Government Money Market Fund. These approved changes were made in connection with the U.S. Securities and Exchange Commission amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs money market funds and defines government money market funds.   The Fund will change from a prime money market fund to a government money market fund. The Fund will invest at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. These changes took effect on April 29, 2016.

Invesco V.I. Government Money Market Fund

Invesco V.I. S&P 500 Index Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	MS-VISPI-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.39%

Advertising–0.16%

Interpublic Group of Cos., Inc. (The)	1,960	$ 44,982
Omnicom Group Inc.	1,179	98,128
		143,110

Aerospace & Defense–2.43%

Boeing Co. (The)	3,066	389,198
General Dynamics Corp.	1,439	189,041
Honeywell International Inc.	3,788	424,445
L-3 Communications Holdings, Inc.	390	46,215
Lockheed Martin Corp.	1,293	286,400
Northrop Grumman Corp.	890	176,131
Raytheon Co.	1,471	180,389
Rockwell Collins, Inc.	644	59,383
Textron Inc.	1,334	48,638
United Technologies Corp.	3,830	383,383
		2,183,223

Agricultural & Farm Machinery–0.13%

Deere & Co.	1,474	113,483

Agricultural Products–0.12%

Archer-Daniels-Midland Co.	2,931	106,425

Air Freight & Logistics–0.73%

C.H. Robinson Worldwide, Inc.	715	53,074
Expeditors International of Washington, Inc.	895	43,685
FedEx Corp.	1,259	204,865
United Parcel Service, Inc. -Class B	3,398	358,387
		660,011

Airlines–0.62%

American Airlines Group Inc.	2,969	121,759
Delta Air Lines, Inc.	3,823	186,104
Southwest Airlines Co.	3,142	140,761
United Continental Holdings Inc. (b)	1,759	105,294
		553,918

Alternative Carriers–0.08%

Level 3 Communications, Inc. (b)	1,422	75,153

Aluminum–0.07%

Alcoa Inc.	6,436	61,657

Apparel Retail–0.59%

Gap, Inc. (The)	1,113	32,722
L Brands, Inc.	1,253	110,026
Ross Stores, Inc.	1,993	115,395
TJX Cos., Inc. (The)	3,296	258,241

	Shares	Value

Apparel Retail–(continued)

Urban Outfitters, Inc. (b)	401	$ 13,269
		529,653

Apparel, Accessories & Luxury Goods–0.46%

Coach, Inc.	1,390	55,725
Hanesbrands, Inc.	1,928	54,640
Michael Kors Holdings Ltd. (b)	882	50,239
PVH Corp.	402	39,822
Ralph Lauren Corp.	285	27,434
Under Armour, Inc. -Class A (b)	893	75,753
VF Corp.	1,671	108,214
		411,827

Application Software–0.80%

Adobe Systems Inc. (b)	2,453	230,091
Autodesk, Inc. (b)	1,108	64,607
Citrix Systems, Inc. (b)	757	59,485
Intuit Inc.	1,264	131,469
salesforce.com, inc. (b)	3,114	229,907
		715,559

Asset Management & Custody Banks–1.06%

Affiliated Managers Group, Inc. (b)	264	42,874
Ameriprise Financial, Inc.	831	78,122
Bank of New York Mellon Corp. (The)	5,298	195,125
BlackRock, Inc.	620	211,153
Franklin Resources, Inc.	1,838	71,774
Invesco Ltd. (c)	2,050	63,079
Legg Mason, Inc.	553	19,178
Northern Trust Corp.	1,059	69,015
State Street Corp.	1,969	115,226
T. Rowe Price Group Inc.	1,221	89,695
		955,241

Auto Parts & Equipment–0.30%

BorgWarner, Inc.	1,075	41,280
Delphi Automotive PLC (United Kingdom)	1,366	102,478
Johnson Controls, Inc.	3,192	124,392
		268,150

Automobile Manufacturers–0.53%

Ford Motor Co.	19,203	259,241
General Motors Co.	6,922	217,558
		476,799

Automotive Retail–0.41%

Advance Auto Parts, Inc.	360	57,722
AutoNation, Inc. (b)	363	16,945
AutoZone, Inc. (b)	147	117,114

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Automotive Retail–(continued)

CarMax, Inc. (b)	963	$ 49,209
O’Reilly Automotive, Inc. (b)	477	130,536
		371,526

Biotechnology–3.13%

AbbVie Inc.	7,935	453,247
Alexion Pharmaceuticals, Inc. (b)	1,108	154,256
Amgen Inc.	3,703	555,191
Baxalta Inc.	3,353	135,461
Biogen Inc. (b)	1,076	280,104
Celgene Corp. (b)	3,849	385,246
Gilead Sciences, Inc.	6,731	618,310
Regeneron Pharmaceuticals, Inc. (b)	386	139,130
Vertex Pharmaceuticals Inc. (b)	1,212	96,342
		2,817,287

Brewers–0.10%

Molson Coors Brewing Co. -Class B	905	87,043

Broadcasting–0.25%

CBS Corp. -Class B	2,062	113,596
Discovery Communications, Inc. -Class A (b)	750	21,473
Discovery Communications, Inc. -Class C (b)	1,171	31,617
Scripps Networks Interactive Inc. -Class A	471	30,850
TEGNA Inc.	1,081	25,360
		222,896

Building Products–0.09%

Allegion PLC	481	30,645
Masco Corp.	1,643	51,672
		82,317

Cable & Satellite–1.17%

Cablevision Systems Corp. -Class A	1,109	36,597
Comcast Corp. -Class A	11,983	731,922
Time Warner Cable Inc.	1,394	285,240
		1,053,759

Casinos & Gaming–0.04%

Wynn Resorts Ltd.	404	37,746

Commodity Chemicals–0.16%

LyondellBasell Industries N.V. -Class A	1,693	144,887

Communications Equipment–0.99%

Cisco Systems, Inc.	24,786	705,657
F5 Networks, Inc. (b)	337	35,672
Harris Corp.	613	47,728
Juniper Networks, Inc.	1,700	43,367
Motorola Solutions, Inc.	780	59,046
		891,470

Computer & Electronics Retail–0.07%

Best Buy Co., Inc.	1,386	44,962
GameStop Corp. -Class A	514	16,309
		61,271

	Shares	Value

Construction & Engineering–0.09%

Fluor Corp.	683	$ 36,677
Jacobs Engineering Group, Inc. (b)	621	27,044
Quanta Services, Inc. (b)	810	18,274
		81,995

Construction Machinery & Heavy Trucks–0.45%

Caterpillar Inc.	2,867	219,440
Cummins Inc.	797	87,622
PACCAR Inc.	1,729	94,559
		401,621

Construction Materials–0.13%

Martin Marietta Materials, Inc.	315	50,246
Vulcan Materials Co.	655	69,148
		119,394

Consumer Electronics–0.06%

Garmin Ltd.	588	23,496
Harman International Industries, Inc.	349	31,075
		54,571

Consumer Finance–0.74%

American Express Co.	4,035	247,749
Capital One Financial Corp.	2,596	179,929
Discover Financial Services	2,031	103,419
Navient Corp.	1,684	20,157
Synchrony Financial (b)	4,106	117,678
		668,932

Data Processing & Outsourced Services–2.32%

Alliance Data Systems Corp. (b)	290	63,800
Automatic Data Processing, Inc.	2,252	202,027
Fidelity National Information Services, Inc.	1,358	85,975
Fiserv, Inc. (b)	1,097	112,530
MasterCard, Inc. -Class A	4,828	456,246
Paychex, Inc.	1,581	85,390
PayPal Holdings, Inc. (b)	5,479	211,490
Total System Services, Inc.	845	40,205
Visa Inc. -Class A	9,452	722,889
Western Union Co. (The)	2,455	47,357
Xerox Corp.	4,727	52,753
		2,080,662

Department Stores–0.16%

Kohl’s Corp.	934	43,534
Macy’s, Inc.	1,527	67,325
Nordstrom, Inc.	631	36,100
		146,959

Distillers & Vintners–0.20%

Brown-Forman Corp. -Class B	494	48,644
Constellation Brands, Inc. -Class A	863	130,391
		179,035

Distributors–0.08%

Genuine Parts Co.	735	73,030

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Diversified Banks–4.25%

Bank of America Corp.	50,861	$ 687,641
Citigroup Inc.	14,520	606,210
Comerica Inc.	860	32,568
JPMorgan Chase & Co.	18,078	1,070,579
U.S. Bancorp	8,043	326,465
Wells Fargo & Co.	22,755	1,100,432
		3,823,895

Diversified Chemicals–0.67%

Dow Chemical Co. (The)	5,501	279,781
E. I. du Pont de Nemours and Co.	4,292	271,769
Eastman Chemical Co.	727	52,511
		604,061

Diversified Metals & Mining–0.07%

Freeport-McMoRan Inc.	6,137	63,457

Diversified Support Services–0.04%

Cintas Corp.	435	39,067

Drug Retail–1.02%

CVS Health Corp.	5,409	561,076
Walgreens Boots Alliance, Inc.	4,244	357,514
		918,590

Electric Utilities–1.92%

American Electric Power Co., Inc.	2,417	160,489
Duke Energy Corp.	3,389	273,424
Edison International	1,603	115,240
Entergy Corp.	889	70,480
Eversource Energy	1,561	91,069
Exelon Corp.	4,530	162,446
FirstEnergy Corp.	2,085	74,997
NextEra Energy, Inc.	2,267	268,277
Pinnacle West Capital Corp.	557	41,814
PPL Corp.	3,318	126,316
Southern Co. (The)	4,495	232,526
Xcel Energy, Inc.	2,499	104,508
		1,721,586

Electrical Components & Equipment–0.50%

AMETEK, Inc.	1,159	57,927
Eaton Corp. PLC	2,259	141,323
Emerson Electric Co.	3,165	172,113
Rockwell Automation, Inc.	646	73,482
		444,845

Electronic Components–0.23%

Amphenol Corp. -Class A	1,516	87,655
Corning Inc.	5,480	114,477
		202,132

Electronic Equipment & Instruments–0.03%

FLIR Systems, Inc.	705	23,230

Electronic Manufacturing Services–0.13%

TE Connectivity Ltd. (Switzerland)	1,819	112,632

	Shares	Value

Environmental & Facilities Services–0.25%

Republic Services, Inc.	1,171	$ 55,798
Stericycle, Inc. (b)	417	52,621
Waste Management, Inc.	2,040	120,360
		228,779

Fertilizers & Agricultural Chemicals–0.33%

CF Industries Holdings, Inc.	1,147	35,947
FMC Corp.	671	27,088
Monsanto Co.	2,168	190,221
Mosaic Co. (The)	1,735	46,845
		300,101

Food Distributors–0.13%

Sysco Corp.	2,585	120,797

Food Retail–0.26%

Kroger Co. (The)	4,800	183,600
Whole Foods Market, Inc.	1,597	49,683
		233,283

Footwear–0.45%

NIKE, Inc. -Class B	6,648	408,653

Gas Utilities–0.04%

AGL Resources Inc.	599	39,019

General Merchandise Stores–0.51%

Dollar General Corp.	1,432	122,579
Dollar Tree, Inc. (b)	1,155	95,257
Target Corp.	2,965	243,960
		461,796

Gold–0.08%

Newmont Mining Corp.	2,613	69,454

Health Care Distributors–0.54%

AmerisourceBergen Corp.	960	83,088
Cardinal Health, Inc.	1,621	132,841
Henry Schein, Inc. (b)	402	69,397
McKesson Corp.	1,124	176,749
Patterson Cos. Inc.	416	19,357
		481,432

Health Care Equipment–2.13%

Abbott Laboratories	7,255	303,477
Baxter International Inc.	2,697	110,793
Becton, Dickinson and Co.	1,042	158,196
Boston Scientific Corp. (b)	6,611	124,353
C.R. Bard, Inc.	362	73,367
Edwards Lifesciences Corp. (b)	1,056	93,150
Hologic, Inc. (b)	1,216	41,952
Intuitive Surgical, Inc. (b)	185	111,194
Medtronic PLC	6,915	518,625
St. Jude Medical, Inc.	1,410	77,550
Stryker Corp.	1,542	165,441
Varian Medical Systems, Inc. (b)	482	38,570
Zimmer Biomet Holdings, Inc.	880	93,834
		1,910,502

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Health Care Facilities–0.21%

HCA Holdings, Inc. (b)	1,504	$ 117,387
Tenet Healthcare Corp. (b)	499	14,436
Universal Health Services, Inc. -Class B	444	55,376
		187,199

Health Care REIT’s–0.34%

HCP, Inc.	2,319	75,553
Ventas, Inc.	1,661	104,577
Welltower Inc.	1,748	121,206
		301,336

Health Care Services–0.44%

DaVita HealthCare Partners Inc. (b)	815	59,805
Express Scripts Holding Co. (b)	3,289	225,921
Laboratory Corp. of America Holdings (b)	499	58,448
Quest Diagnostics Inc.	702	50,158
		394,332

Health Care Supplies–0.08%

DENTSPLY SIRONA Inc.	1,202	74,079

Health Care Technology–0.09%

Cerner Corp. (b)	1,489	78,857

Home Entertainment Software–0.21%

Activision Blizzard, Inc.	2,517	85,175
Electronic Arts Inc. (b)	1,522	100,620
		185,795

Home Furnishings–0.10%

Leggett & Platt, Inc.	678	32,815
Mohawk Industries, Inc. (b)	312	59,561
		92,376

Home Improvement Retail–1.31%

Home Depot, Inc. (The)	6,244	833,137
Lowe’s Cos., Inc.	4,506	341,329
		1,174,466

Homebuilding–0.14%

D.R. Horton, Inc.	1,646	49,758
Lennar Corp. -Class A	886	42,847
PulteGroup Inc.	1,591	29,768
		122,373

Homefurnishing Retail–0.04%

Bed Bath & Beyond Inc. (b)	804	39,911

Hotel and Resort REIT’s–0.07%

Host Hotels & Resorts Inc.	3,693	61,673

Hotels, Resorts & Cruise Lines–0.41%

Carnival Corp.	2,218	117,044
Marriott International Inc. -Class A	935	66,553
Royal Caribbean Cruises Ltd.	834	68,513
Starwood Hotels & Resorts Worldwide, Inc.	841	70,165
Wyndham Worldwide Corp.	553	42,266
		364,541

	Shares	Value

Household Appliances–0.08%

Whirlpool Corp.	379	$ 68,349

Household Products–1.96%

Church & Dwight Co., Inc.	638	58,811
Clorox Co. (The)	643	81,057
Colgate-Palmolive Co.	4,396	310,577
Kimberly-Clark Corp.	1,776	238,890
Procter & Gamble Co. (The)	13,065	1,075,380
		1,764,715

Housewares & Specialties–0.07%

Newell Rubbermaid Inc.	1,315	58,241

Human Resource & Employment Services–0.03%

Robert Half International, Inc.	645	30,044

Hypermarkets & Super Centers–0.97%

Costco Wholesale Corp.	2,165	341,161
Wal-Mart Stores, Inc.	7,727	529,222
		870,383

Independent Power Producers & Energy Traders–0.06%

AES Corp. (The)	3,215	37,937
NRG Energy, Inc.	1,551	20,178
		58,115

Industrial Conglomerates–2.59%

3M Co.	2,979	496,391
Danaher Corp.	2,943	279,173
General Electric Co. (d)	45,959	1,461,037
Roper Technologies, Inc.	502	91,750
		2,328,351

Industrial Gases–0.38%

Air Products and Chemicals, Inc.	955	137,567
Airgas, Inc.	320	45,325
Praxair, Inc.	1,402	160,459
		343,351

Industrial Machinery–0.67%

Dover Corp.	772	49,663
Flowserve Corp.	639	28,378
Illinois Tool Works Inc.	1,611	165,031
Ingersoll-Rand PLC	1,264	78,381
Parker-Hannifin Corp.	664	73,757
Pentair PLC (United Kingdom)	903	48,997
Snap-on Inc.	285	44,742
Stanley Black & Decker Inc.	746	78,487
Xylem, Inc.	894	36,564
		604,000

Industrial REIT’s–0.13%

Prologis, Inc.	2,583	114,117

Insurance Brokers–0.42%

Aon PLC	1,329	138,814
Marsh & McLennan Cos., Inc.	2,566	155,987
Willis Towers Watson PLC	685	81,282
		376,083

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Integrated Oil & Gas–3.17%

Chevron Corp.	9,275	$ 884,835
Exxon Mobil Corp.	20,454	1,709,750
Occidental Petroleum Corp.	3,761	257,365
		2,851,950

Integrated Telecommunication Services–2.66%

AT&T Inc.	30,298	1,186,773
CenturyLink Inc.	2,677	85,557
Frontier Communications Corp.	5,803	32,439
Verizon Communications Inc.	20,065	1,085,115
		2,389,884

Internet Retail–1.96%

Amazon.com, Inc. (b)	1,900	1,127,916
Expedia, Inc.	586	63,182
Netflix Inc. (b)	2,107	215,399
Priceline Group Inc. (The) (b)	243	313,217
TripAdvisor Inc. (b)	560	37,240
		1,756,954

Internet Software & Services–4.29%

Akamai Technologies, Inc. (b)	869	48,290
Alphabet Inc. -Class A (b)	1,440	1,098,576
Alphabet Inc. -Class C (b)	1,462	1,089,117
eBay Inc. (b)	5,340	127,412
Facebook Inc. -Class A (b)	11,303	1,289,672
VeriSign, Inc. (b)	473	41,880
Yahoo! Inc. (b)	4,289	157,878
		3,852,825

Investment Banking & Brokerage–0.77%

Charles Schwab Corp. (The)	5,918	165,822
E*TRADE Financial Corp. (b)	1,357	33,233
Goldman Sachs Group, Inc. (The)	1,928	302,658
Morgan Stanley	7,536	188,475
		690,188

IT Consulting & Other Services–1.38%

Accenture PLC -Class A	3,091	356,701
Cognizant Technology Solutions Corp. -Class A (b)	2,999	188,037
CSRA Inc.	692	18,615
International Business Machines Corp.	4,352	659,111
Teradata Corp. (b)	674	17,686
		1,240,150

Leisure Products–0.11%

Hasbro, Inc.	563	45,096
Mattel, Inc.	1,693	56,919
		102,015

Life & Health Insurance–0.77%

Aflac, Inc.	2,067	130,510
Lincoln National Corp.	1,185	46,452
MetLife, Inc.	5,400	237,276
Principal Financial Group, Inc.	1,334	52,626

	Shares	Value

Life & Health Insurance–(continued)

Prudential Financial, Inc.	2,195	$ 158,523
Torchmark Corp.	554	30,005
Unum Group	1,175	36,331
		691,723

Life Sciences Tools & Services–0.60%

Agilent Technologies, Inc.	1,613	64,278
Illumina, Inc. (b)	729	118,178
PerkinElmer, Inc.	539	26,659
Thermo Fisher Scientific, Inc.	1,950	276,100
Waters Corp. (b)	406	53,560
		538,775

Managed Health Care–1.48%

Aetna Inc.	1,721	193,354
Anthem, Inc.	1,286	178,741
Centene Corp. (b)	837	51,534
Cigna Corp.	1,258	172,648
Humana Inc.	729	133,371
UnitedHealth Group Inc.	4,681	603,381
		1,333,029

Metal & Glass Containers–0.07%

Ball Corp.	693	49,404
Owens-Illinois, Inc. (b)	791	12,624
		62,028

Motorcycle Manufacturers–0.05%

Harley-Davidson, Inc.	905	46,454

Movies & Entertainment–1.45%

Time Warner Inc.	3,888	282,074
Twenty-First Century Fox, Inc. -Class A	5,513	153,702
Twenty-First Century Fox, Inc. -Class B	2,123	59,869
Viacom Inc. -Class B	1,705	70,382
Walt Disney Co. (The)	7,392	734,100
		1,300,127

Multi-Line Insurance–0.52%

American International Group, Inc.	5,660	305,923
Assurant, Inc.	327	25,228
Hartford Financial Services Group, Inc. (The)	1,943	89,533
Loews Corp.	1,318	50,427
		471,111

Multi-Sector Holdings–1.49%

Berkshire Hathaway Inc. -Class B (b)	9,227	1,309,127
Leucadia National Corp.	1,624	26,260
		1,335,387

Multi-Utilities–1.30%

Ameren Corp.	1,194	59,819
CenterPoint Energy, Inc.	2,116	44,267
CMS Energy Corp.	1,364	57,888
Consolidated Edison, Inc.	1,445	110,716
Dominion Resources, Inc.	2,936	220,552
DTE Energy Co.	883	80,053
NiSource Inc.	1,573	37,060

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Multi-Utilities–(continued)

PG&E Corp.	2,426	$ 144,881
Public Service Enterprise Group Inc.	2,493	117,520
SCANA Corp.	702	49,245
Sempra Energy	1,160	120,698
TECO Energy, Inc.	1,173	32,293
WEC Energy Group, Inc.	1,553	93,289
		1,168,281

Office REIT’s–0.25%

Boston Properties, Inc.	755	95,945
SL Green Realty Corp.	501	48,537
Vornado Realty Trust	872	82,343
		226,825

Office Services & Supplies–0.02%

Pitney Bowes Inc.	917	19,752

Oil & Gas Drilling–0.06%

Diamond Offshore Drilling, Inc.	346	7,519
Helmerich & Payne, Inc.	531	31,180
Transocean Ltd.	1,683	15,383
		54,082

Oil & Gas Equipment & Services–0.95%

Baker Hughes Inc.	2,175	95,330
Cameron International Corp. (b)	942	63,161
FMC Technologies, Inc. (b)	1,116	30,534
Halliburton Co.	4,244	151,596
National Oilwell Varco Inc.	1,875	58,312
Schlumberger Ltd.	6,172	455,185
		854,118

Oil & Gas Exploration & Production–1.48%

Anadarko Petroleum Corp.	2,503	116,565
Apache Corp.	1,862	90,884
Cabot Oil & Gas Corp.	2,256	51,212
Chesapeake Energy Corp.	2,566	10,572
Cimarex Energy Co.	471	45,814
Concho Resources Inc. (b)	643	64,969
ConocoPhillips	6,088	245,164
Devon Energy Corp.	2,512	68,929
EOG Resources, Inc.	2,707	196,474
EQT Corp.	785	52,799
Hess Corp.	1,303	68,603
Marathon Oil Corp.	4,154	46,276
Murphy Oil Corp.	795	20,026
Newfield Exploration Co. (b)	974	32,385
Noble Energy, Inc.	2,123	66,683
Pioneer Natural Resources Co.	804	113,155
Range Resources Corp.	858	27,782
Southwestern Energy Co. (b)	1,893	15,277
		1,333,569

Oil & Gas Refining & Marketing–0.55%

Marathon Petroleum Corp.	2,605	96,854
Phillips 66	2,311	200,110
Tesoro Corp.	586	50,402

	Shares	Value

Oil & Gas Refining & Marketing–(continued)

Valero Energy Corp.	2,316	$ 148,548
		495,914

Oil & Gas Storage & Transportation–0.44%

Columbia Pipeline Group, Inc.	1,974	49,547
Kinder Morgan Inc.	9,012	160,954
ONEOK, Inc.	1,033	30,845
Spectra Energy Corp.	3,306	101,164
Williams Cos., Inc. (The)	3,340	53,674
		396,184

Packaged Foods & Meats–1.56%

Campbell Soup Co.	895	57,092
ConAgra Foods, Inc.	2,137	95,353
General Mills, Inc.	2,921	185,045
Hershey Co. (The)	716	65,937
Hormel Foods Corp.	1,330	57,509
JM Smucker Co. (The)	588	76,346
Kellogg Co.	1,241	94,999
Kraft Heinz Co. (The)	2,927	229,945
McCormick & Co., Inc.	567	56,405
Mead Johnson Nutrition Co.	929	78,937
Mondelez International, Inc. -Class A	7,726	309,967
Tyson Foods, Inc. -Class A	1,442	96,124
		1,403,659

Paper Packaging–0.23%

Avery Dennison Corp.	439	31,656
International Paper Co.	2,024	83,065
Sealed Air Corp.	964	46,282
WestRock Co.	1,249	48,748
		209,751

Personal Products–0.11%

Estee Lauder Cos. Inc. (The) -Class A	1,092	102,986

Pharmaceuticals–5.36%

Allergan PLC (b)	1,943	520,782
Bristol-Myers Squibb Co.	8,222	525,221
Eli Lilly and Co.	4,793	345,144
Endo International PLC (b)	1,005	28,291
Johnson & Johnson	13,591	1,470,546
Mallinckrodt PLC (b)	550	33,704
Merck & Co., Inc.	13,669	723,227
Mylan N.V. (b)	2,029	94,044
Perrigo Co. PLC	720	92,110
Pfizer Inc.	29,790	882,976
Zoetis Inc.	2,252	99,831
		4,815,876

Property & Casualty Insurance–0.85%

Allstate Corp. (The)	1,862	125,443
Chubb Ltd.	2,269	270,351
Cincinnati Financial Corp.	727	47,517
Progressive Corp. (The)	2,877	101,098
Travelers Cos., Inc. (The)	1,451	169,346
XL Group PLC	1,436	52,845
		766,600

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Publishing–0.04%

News Corp. -Class A	1,921	$ 24,531
News Corp. -Class B	543	7,195
		31,726

Railroads–0.69%

CSX Corp.	4,743	122,132
Kansas City Southern	543	46,399
Norfolk Southern Corp.	1,467	122,128
Union Pacific Corp.	4,160	330,928
		621,587

Real Estate Services–0.05%

CBRE Group, Inc. -Class A (b)	1,461	42,106

Regional Banks–0.90%

BB&T Corp.	3,843	127,857
Citizens Financial Group Inc.	2,561	53,653
Fifth Third Bancorp	3,857	64,373
Huntington Bancshares Inc.	3,965	37,826
KeyCorp	4,166	45,993
M&T Bank Corp.	782	86,802
People’s United Financial Inc.	1,485	23,656
PNC Financial Services Group, Inc. (The)	2,467	208,634
Regions Financial Corp.	6,342	49,785
SunTrust Banks, Inc.	2,486	89,695
Zions Bancorp.	1,006	24,355
		812,629

Research & Consulting Services–0.27%

Dun & Bradstreet Corp. (The)	177	18,245
Equifax Inc.	583	66,631
Nielsen Holdings PLC	1,781	93,788
Verisk Analytics, Inc. -Class A (b)	760	60,739
		239,403

Residential REIT’s–0.47%

Apartment Investment & Management Co. -Class A	786	32,870
AvalonBay Communities, Inc.	673	128,005
Equity Residential	1,797	134,829
Essex Property Trust, Inc.	321	75,069
UDR, Inc.	1,309	50,436
		421,209

Restaurants–1.41%

Chipotle Mexican Grill, Inc. (b)	146	68,762
Darden Restaurants, Inc.	574	38,056
McDonald’s Corp.	4,440	558,019
Starbucks Corp.	7,279	434,556
Yum! Brands, Inc.	2,012	164,682
		1,264,075

Retail REIT’s–0.71%

Federal Realty Investment Trust	342	53,369
General Growth Properties, Inc.	2,867	85,236
Kimco Realty Corp.	2,036	58,596
Macerich Co. (The)	623	49,366
Realty Income Corp.	1,245	77,825

	Shares	Value

Retail REIT’s–(continued)

Simon Property Group, Inc.	1,523	$ 316,312
		640,704

Security & Alarm Services–0.12%

ADT Corp. (The)	836	34,493
Tyco International PLC	2,090	76,724
		111,217

Semiconductor Equipment–0.27%

Applied Materials, Inc.	5,568	117,930
KLA-Tencor Corp.	777	56,573
Lam Research Corp.	781	64,511
		239,014

Semiconductors–2.47%

Analog Devices, Inc.	1,526	90,324
Broadcom Ltd. (Singapore)	1,825	281,962
First Solar, Inc. (b)	374	25,608
Intel Corp.	23,268	752,720
Linear Technology Corp.	1,177	52,447
Microchip Technology Inc.	1,001	48,248
Micron Technology, Inc. (b)	5,109	53,491
NVIDIA Corp.	2,516	89,645
Qorvo, Inc. (b)	617	31,103
QUALCOMM, Inc.	7,362	376,493
Skyworks Solutions, Inc.	943	73,460
Texas Instruments Inc.	4,945	283,942
Xilinx, Inc.	1,257	59,619
		2,219,062

Soft Drinks–2.06%

Coca-Cola Co. (The)	19,192	890,317
Coca-Cola Enterprises, Inc.	1,041	52,820
Dr Pepper Snapple Group, Inc.	921	82,356
Monster Beverage Corp. (b)	738	98,434
PepsiCo, Inc.	7,118	729,453
		1,853,380

Specialized Consumer Services–0.03%

H&R Block, Inc.	1,161	30,674

Specialized Finance–0.61%

CME Group Inc. -Class A	1,665	159,923
Intercontinental Exchange, Inc.	584	137,322
McGraw Hill Financial, Inc.	1,305	129,169
Moody’s Corp.	834	80,531
Nasdaq, Inc.	573	38,036
		544,981

Specialized REIT’s–0.98%

American Tower Corp.	2,087	213,646
Crown Castle International Corp.	1,643	142,120
Equinix, Inc.	341	112,772
Extra Space Storage Inc.	616	57,571
Iron Mountain Inc.	965	32,723
Public Storage	724	199,701
Weyerhaeuser Co.	3,912	121,194
		879,727

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Specialty Chemicals–0.50%

Ecolab Inc.	1,311	$ 146,203
International Flavors & Fragrances Inc.	392	44,598
PPG Industries, Inc.	1,313	146,386
Sherwin-Williams Co. (The)	385	109,598
		446,785

Specialty Stores–0.20%

Signet Jewelers Ltd.	390	48,372
Staples, Inc.	3,158	34,833
Tiffany & Co.	548	40,212
Tractor Supply Co.	657	59,432
		182,849

Steel–0.08%

Nucor Corp.	1,565	74,024

Systems Software–3.29%

CA, Inc.	1,476	45,446
Microsoft Corp.	38,958	2,151,651
Oracle Corp.	15,519	634,882
Red Hat, Inc. (b)	898	66,910
Symantec Corp.	3,211	59,018
		2,957,907

Technology Hardware, Storage & Peripherals–4.12%

Apple Inc.	27,310	2,976,517
EMC Corp.	9,574	255,147
Hewlett Packard Enterprise Co.	8,454	149,889
HP Inc.	8,504	104,769
NetApp, Inc.	1,422	38,806
SanDisk Corp.	1,001	76,156
Seagate Technology PLC	1,459	50,263
Western Digital Corp.	1,161	54,846
		3,706,393

Tires & Rubber–0.05%

Goodyear Tire & Rubber Co. (The)	1,314	43,336

Tobacco–1.73%

Altria Group, Inc.	9,643	604,230
Philip Morris International Inc.	7,630	748,579
Reynolds American Inc.	4,076	205,064
		1,557,873

Trading Companies & Distributors–0.18%

Fastenal Co.	1,420	69,580
United Rentals, Inc. (b)	447	27,799
W.W. Grainger, Inc.	278	64,893
		162,272

Trucking–0.06%

J.B. Hunt Transport Services, Inc.	437	36,813
Ryder System, Inc.	268	17,361
		54,174

	Shares	Value

Water Utilities–0.07%

American Water Works Co., Inc.	875	$ 60,314
Total Common Stocks & Other Equity Interests (Cost $34,788,028)		88,438,226

Money Market Funds–1.74%

Liquid Assets Portfolio –Institutional Class, 0.45% (e)	781,461	781,461
Premier Portfolio –Institutional Class, 0.40% (e)	781,461	781,461
Total Money Market Funds (Cost $1,562,922)		1,562,922
TOTAL INVESTMENTS–100.13% (Cost $36,350,950)		90,001,148
OTHER ASSETS LESS LIABILITIES–(0.13)%		(118,182)
NET ASSETS–100.00%		$ 89,882,966

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. S&P 500 Index Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. S&P 500 Index Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$ 90,001,148	$—	$—	$ 90,001,148
Futures Contracts*	10,845	—	—	10,845
Total Investments	$ 90,011,993	$—	$—	$ 90,011,993
* Unrealized appreciation.

NOTE 3 -- Derivative Investments

Open Futures Contracts - Equity Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Long	15	June-2016	$ 1,538,625	$ 10,845

NOTE 4 -- Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the three months ended March 31, 2016.

	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 03/31/16	Dividend Income
Invesco Ltd.	$ 72,551	$ —	$ (3,381)	$ (6,460)	$ 369	$ 63,079	$ 585

Invesco V.I. S&P 500 Index Fund

NOTE 5 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $714,674 and $3,677,604, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 51,117,852
Aggregate unrealized (depreciation) of investment securities	(1,064,635)
Net unrealized appreciation of investment securities	$ 50,053,217
Cost of investments for tax purposes is $39,947,931.

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Small Cap Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	VISCE-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.55%

Air Freight & Logistics–0.95%

Forward Air Corp.	62,915	$2,851,308

Alternative Carriers–0.94%

Iridium Communications Inc. (b)(c)	357,758	2,815,555

Apparel, Accessories & Luxury Goods–1.29%

Columbia Sportswear Co.	63,989	3,845,099

Application Software–4.55%

Blackbaud, Inc.	52,817	3,321,661
Bottomline Technologies (de), Inc. (c)	94,185	2,871,701
MicroStrategy Inc. -Class A (c)	14,892	2,676,390
SS&C Technologies Holdings, Inc.	44,753	2,838,235
Verint Systems Inc. (c)	56,681	1,892,012
		13,599,999

Asset Management & Custody Banks–1.19%

Janus Capital Group Inc.	242,284	3,544,615

Biotechnology–0.63%

AMAG Pharmaceuticals, Inc. (c)	48,934	1,145,056
Retrophin, Inc. (c)	55,085	752,461
		1,897,517

Broadcasting–0.87%

Nexstar Broadcasting Group, Inc. -Class A (b)	58,423	2,586,386

Building Products–2.51%

Apogee Enterprises, Inc.	90,087	3,953,919
Trex Co., Inc. (c)	74,312	3,561,774
		7,515,693

Casinos & Gaming–1.19%

Boyd Gaming Corp. (c)	172,442	3,562,652

Communications Equipment–0.17%

ARRIS International PLC (c)	22,613	518,290

Construction & Engineering–2.74%

Dycom Industries, Inc. (c)	84,680	5,476,256
Primoris Services Corp.	112,254	2,727,772
		8,204,028

Construction Materials–0.90%

Eagle Materials Inc.	38,449	2,695,659

Data Processing & Outsourced Services–2.02%

DST Systems, Inc.	22,918	2,584,463
Jack Henry & Associates, Inc.	40,932	3,461,619
		6,046,082

	Shares	Value

Diversified REIT’s–1.10%

Cousins Properties, Inc.	317,600	$3,296,688

Diversified Support Services–0.92%

Mobile Mini, Inc.	83,681	2,763,147

Electrical Components & Equipment–1.21%

EnerSys	60,367	3,363,649
Generac Holdings, Inc.	6,866	255,690
		3,619,339

Electronic Components–0.84%

Belden Inc.	40,803	2,504,488

Electronic Equipment & Instruments–0.78%

Coherent, Inc. (c)	25,237	2,319,280

Environmental & Facilities Services–2.28%

Team, Inc. (c)	71,552	2,173,750
Waste Connections, Inc.	71,793	4,637,110
		6,810,860

Gas Utilities–1.06%

UGI Corp.	78,519	3,163,531

Health Care Equipment–3.86%

Analogic Corp.	39,795	3,144,203
Globus Medical, Inc. -Class A (c)	132,851	3,155,211
Hill-Rom Holdings, Inc.	71,076	3,575,123
Wright Medical Group N.V. (c)	101,234	1,680,484
		11,555,021

Health Care Facilities–1.23%

Community Health Systems Inc. (c)	39,130	724,296
LifePoint Health, Inc. (c)	42,474	2,941,325
		3,665,621

Health Care Services–0.78%

Team Health Holdings, Inc. (c)	55,665	2,327,354

Health Care Supplies–0.62%

Alere, Inc. (c)	36,620	1,853,338

Health Care Technology–0.70%

HMS Holdings Corp. (c)	145,733	2,091,269

Home Entertainment Software–1.18%

Take-Two Interactive Software, Inc. (c)	93,513	3,522,635

Home Furnishings–0.98%

La-Z-Boy Inc.	110,023	2,942,015

Homebuilding–0.45%

Beazer Homes USA, Inc. (c)	152,594	1,330,620

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Household Appliances–1.36%

Helen of Troy Ltd. (c)	39,338	$4,078,957

Industrial Machinery–2.17%

Albany International Corp. -Class A	89,241	3,354,569
Watts Water Technologies, Inc. -Class A	56,905	3,137,173
		6,491,742

Investment Banking & Brokerage–2.30%

E*TRADE Financial Corp. (c)	159,628	3,909,290
Evercore Partners Inc. -Class A	57,375	2,969,156
		6,878,446

IT Consulting & Other Services–1.08%

CACI International Inc. -Class A (c)	9,969	1,063,692
Luxoft Holding, Inc. (c)	39,162	2,155,085
		3,218,777

Leisure Facilities–1.50%

Vail Resorts, Inc.	33,473	4,475,340

Life & Health Insurance–1.06%

CNO Financial Group, Inc.	176,578	3,164,278

Life Sciences Tools & Services–1.10%

Bio-Techne Corp.	34,743	3,283,908

Multi-Line Insurance–1.79%

American Financial Group, Inc.	53,961	3,797,236
Horace Mann Educators Corp.	48,592	1,539,880
		5,337,116

Office Services & Supplies–0.97%

Pitney Bowes Inc.	135,246	2,913,199

Oil & Gas Drilling–0.53%

Precision Drilling Corp. (Canada)	375,965	1,579,053

Oil & Gas Equipment & Services–0.92%

Forum Energy Technologies Inc. (c)	159,029	2,099,183
Helix Energy Solutions Group Inc. (c)	117,864	660,038
		2,759,221

Oil & Gas Exploration & Production–0.92%

Newfield Exploration Co. (c)	82,364	2,738,603

Oil & Gas Storage & Transportation–0.67%

Scorpio Tankers Inc. (Monaco)	340,969	1,987,849

Packaged Foods & Meats–2.21%

Pinnacle Foods Inc.	88,407	3,950,025
TreeHouse Foods, Inc. (c)	30,768	2,669,124
		6,619,149

Paper Packaging–1.52%

Graphic Packaging Holding Co.	354,515	4,555,518

Pharmaceuticals–1.67%

Impax Laboratories, Inc. (c)	81,029	2,594,549
Phibro Animal Health Corp. -Class A	89,160	2,410,886
		5,005,435

	Shares	Value

Property & Casualty Insurance–1.19%

Hanover Insurance Group Inc. (The)	39,536	$3,566,938

Real Estate Services–1.70%

Jones Lang LaSalle Inc.	19,828	2,326,221
Kennedy-Wilson Holdings Inc.	125,245	2,742,865
		5,069,086

Regional Banks–11.61%

Bank of the Ozarks, Inc.	84,048	3,527,495
BankUnited, Inc.	98,718	3,399,848
East West Bancorp, Inc.	89,510	2,907,285
Glacier Bancorp, Inc.	120,644	3,066,770
Great Western Bancorp, Inc.	72,571	1,979,011
IBERIABANK Corp.	47,984	2,460,140
Pinnacle Financial Partners, Inc.	59,493	2,918,727
PrivateBancorp, Inc.	94,169	3,634,923
Synovus Financial Corp.	117,020	3,383,048
Webster Financial Corp.	85,622	3,073,830
Western Alliance Bancorp (c)	131,314	4,383,261
		34,734,338

Restaurants–3.95%

Cracker Barrel Old Country Store, Inc. (b)	19,516	2,979,508
Panera Bread Co. -Class A (c)	13,872	2,841,402
Papa John’s International, Inc.	50,955	2,761,251
Sonic Corp.	92,078	3,237,462
		11,819,623

Semiconductor Equipment–2.15%

Entegris Inc. (c)	239,052	3,255,888
Tessera Technologies Inc.	102,309	3,171,579
		6,427,467

Semiconductors–2.60%

Fairchild Semiconductor International, Inc. (c)	57,508	1,150,160
Intersil Corp. -Class A	218,080	2,915,730
Microsemi Corp. (c)	96,976	3,715,150
		7,781,040

Specialized REIT’s–2.31%

CubeSmart	127,493	4,245,517
Geo Group Inc. (The)	77,185	2,676,004
		6,921,521

Specialty Chemicals–3.10%

Minerals Technologies Inc.	55,403	3,149,660
PolyOne Corp.	86,787	2,625,307
Sensient Technologies Corp.	55,276	3,507,815
		9,282,782

Specialty Stores–3.27%

GNC Holdings, Inc. -Class A	88,046	2,795,461
Michaels Cos., Inc. (The) (c)	142,154	3,976,047
Sally Beauty Holdings, Inc. (c)	92,622	2,999,100
		9,770,608

Technology Distributors–1.33%

Tech Data Corp. (c)	51,943	3,987,664

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Technology Hardware, Storage & Peripherals–1.04%

Cray, Inc. (c)	74,085	$3,104,902

Trucking–2.59%

Celadon Group, Inc.	131,854	1,381,830
Heartland Express, Inc.	135,586	2,515,121
Old Dominion Freight Line, Inc. (c)	55,294	3,849,568
		7,746,519
Total Common Stocks & Other Equity Interests (Cost $252,778,396)		288,747,167

Money Market Funds–2.02%

Liquid Assets Portfolio –Institutional Class, 0.45% (d)	3,020,969	3,020,969
Premier Portfolio –Institutional Class, 0.40% (d)	3,020,968	3,020,968
Total Money Market Funds (Cost $6,041,937)		6,041,937
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.57% (Cost $258,820,333)		294,789,104

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.76%

Liquid Assets Portfolio - Institutional Class, 0.45% (Cost $5,272,600) (d)(e)	5,272,600	$5,272,600
TOTAL INVESTMENTS–100.33% (Cost $264,092,933)		300,061,704
OTHER ASSETS LESS LIABILITIES–(0.33)%		(981,033)
NET ASSETS–100.00%		$ 299,080,671

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at March 31, 2016.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Small Cap Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco V.I. Small Cap Equity Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $19,694,335 and $25,908,086, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$59,293,385
Aggregate unrealized (depreciation) of investment securities	(23,512,394)
Net unrealized appreciation of investment securities	$35,780,991
Cost of investments for tax purposes is $264,280,713.

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2016

invesco.com/us	I-VITEC-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.41%

Aerospace & Defense–2.35%

Raytheon Co.	19,059	$ 2,337,205

Application Software–3.03%

salesforce.com, inc. (b)	40,933	3,022,083

Biotechnology–12.57%

Alexion Pharmaceuticals, Inc. (b)	6,277	873,884
Alkermes PLC (b)	48,551	1,659,959
Amgen Inc.	10,320	1,547,278
Biogen Inc. (b)	3,562	927,260
Celgene Corp. (b)	28,781	2,880,690
Gilead Sciences, Inc.	40,482	3,718,676
Vertex Pharmaceuticals Inc. (b)	11,453	910,399
		12,518,146

Cable & Satellite–2.83%

DISH Network Corp. -Class A (b)	52,579	2,432,304
Time Warner Cable Inc.	1,911	391,029
		2,823,333

Communications Equipment–0.81%

Palo Alto Networks, Inc. (b)	4,975	811,622

Consumer Electronics–3.21%

Harman International Industries, Inc.	18,552	1,651,870
Sony Corp. (Japan)	60,200	1,547,458
		3,199,328

Data Processing & Outsourced Services–8.14%

First Data Corp. -Class A (b)	57,298	741,436
MasterCard, Inc. -Class A	29,585	2,795,783
Vantiv, Inc. -Class A (b)	14,152	762,510
Visa Inc. -Class A	49,707	3,801,591
		8,101,320

Health Care Equipment–1.97%

Medtronic PLC	26,139	1,960,425

Home Entertainment Software–4.82%

Activision Blizzard, Inc.	83,479	2,824,929
Electronic Arts Inc. (b)	22,746	1,503,738
Nintendo Co., Ltd. (Japan)	3,300	467,603
		4,796,270

Internet Retail–8.56%

Amazon.com, Inc. (b)	8,474	5,030,505
Netflix Inc. (b)	20,064	2,051,143
Priceline Group Inc. (The) (b)	1,116	1,438,479
		8,520,127

	Shares	Value

Internet Software & Services–16.85%

Alibaba Group Holding Ltd. -ADR (China)(b)	7,430	$ 587,193
Alphabet Inc. -Class A (b)	8,856	6,756,242
Alphabet Inc. -Class C (b)	3,272	2,437,476
Facebook Inc. -Class A (b)	61,296	6,993,874
		16,774,785

Investment Banking & Brokerage–0.56%

Charles Schwab Corp. (The)	19,905	557,738

IT Consulting & Other Services–0.59%

Cognizant Technology Solutions Corp. -Class A (b)	9,390	588,753

Life Sciences Tools & Services–2.43%

Thermo Fisher Scientific, Inc.	17,063	2,415,950

Managed Health Care–0.71%

UnitedHealth Group Inc.	5,452	702,763

Pharmaceuticals–4.33%

Allergan PLC (b)	4,196	1,124,654
Bristol-Myers Squibb Co.	31,060	1,984,113
Eli Lilly and Co.	16,640	1,198,246
		4,307,013

Semiconductors–6.35%

Broadcom Ltd. (Singapore)	25,605	3,955,972
NXP Semiconductors N.V. (Netherlands)(b)	27,624	2,239,478
ON Semiconductor Corp. (b)	13,222	126,799
		6,322,249

Systems Software–5.70%

Microsoft Corp.	89,070	4,919,336
ServiceNow, Inc. (b)	12,331	754,411
		5,673,747

Technology Hardware, Storage & Peripherals–9.13%

Apple Inc.	83,438	9,093,908

Wireless Telecommunication Services–1.47%

Sprint Corp. (b)	420,322	1,462,721
Total Common Stocks & Other Equity Interests (Cost $69,790,911)		95,989,486

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

	Shares	Value

Money Market Funds–3.68%

Liquid Assets Portfolio –Institutional Class, 0.45% (c)	1,831,190	$ 1,831,190
Premier Portfolio –Institutional Class, 0.40% (c)	1,831,191	1,831,191
Total Money Market Funds (Cost $3,662,381)		3,662,381
TOTAL INVESTMENTS–100.09% (Cost $73,453,292)		99,651,867
OTHER ASSETS LESS LIABILITIES–(0.09)%		(89,620)
NET ASSETS–100.00%		$ 99,562,247

Investment Abbreviations:

ADR                 —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Technology Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into

Invesco V.I. Technology Fund

E.	Forward Foreign Currency Contracts – (continued)

U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Technology Fund

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$ 99,184,264	$ 467,603	$ —	$ 99,651,867

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $10,589,076 and $17,666,050, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 30,796,863
Aggregate unrealized (depreciation) of investment securities	(4,759,723)
Net unrealized appreciation of investment securities	$ 26,037,140
Cost of investments for tax purposes is $73,614,727.

Invesco V.I. Technology Fund

Invesco V.I. Value Opportunities Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	VK-VIVOPP-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks–98.46%

Advertising–2.86%

Omnicom Group Inc.	46,215	$ 3,846,475

Asset Management & Custody Banks–4.81%

Affiliated Managers Group, Inc. (b)	39,840	6,470,016

Auto Parts & Equipment–6.23%

Dana Holding Corp.	301,700	4,250,953
Gentex Corp.	262,400	4,117,056
		8,368,009

Building Products–0.21%

Owens Corning	5,888	278,385

Construction & Engineering–5.54%

AECOM (b)	241,804	7,445,145

Consumer Electronics–1.96%

Harman International Industries, Inc.	29,600	2,635,584

Consumer Finance–3.49%

Synchrony Financial (b)	163,432	4,683,961

Diversified Banks–10.14%

Bank of America Corp.	281,502	3,805,907
Citigroup Inc.	95,372	3,981,781
JPMorgan Chase & Co.	94,060	5,570,233
Wells Fargo & Co.	5,685	274,927
		13,632,848

Electronic Components–6.35%

Belden Inc.	139,071	8,536,178

Electronic Equipment & Instruments–2.28%

FLIR Systems, Inc.	92,800	3,057,760

Electronic Manufacturing Services–2.59%

Flextronics International Ltd. (b)	289,100	3,486,546

Health Care Supplies–2.00%

Alere, Inc. (b)	53,124	2,688,606

Hotels, Resorts & Cruise Lines–0.62%

Carnival Corp.	15,800	833,766

Human Resource & Employment Services–2.06%

ManpowerGroup Inc.	34,000	2,768,280

Investment Banking & Brokerage–7.57%

E*TRADE Financial Corp. (b)	87,500	2,142,875
LPL Financial Holdings, Inc.	148,019	3,670,871
TD Ameritrade Holding Corp.	138,500	4,366,905
		10,180,651

	Shares	Value

Life & Health Insurance–7.09%

Aflac, Inc.	42,534	$ 2,685,597
MetLife, Inc.	76,317	3,353,369
Unum Group	112,812	3,488,147
		9,527,113

Oil & Gas Equipment & Services–5.19%

Baker Hughes Inc.	41,900	1,836,477
Halliburton Co.	31,200	1,114,464
Weatherford International PLC (b)	516,850	4,021,093
		6,972,034

Oil & Gas Exploration & Production–1.65%

Apache Corp.	45,300	2,211,093

Personal Products–2.78%

Nu Skin Enterprises, Inc. -Class A	97,645	3,734,921

Pharmaceuticals–1.60%

Novartis AG (Switzerland)	23,552	1,701,288
Pfizer Inc.	15,176	449,816
		2,151,104

Property & Casualty Insurance–2.76%

AmTrust Financial Services, Inc.	143,368	3,710,364

Real Estate Services–1.69%

Realogy Holdings Corp. (b)	62,966	2,273,702

Regional Banks–5.71%

First Horizon National Corp.	189,300	2,479,830
SVB Financial Group (b)	7,100	724,555
Zions Bancorp.	184,539	4,467,689
		7,672,074

Semiconductor Equipment–2.87%

Lam Research Corp.	46,700	3,857,420

Semiconductors–2.82%

ON Semiconductor Corp. (b)	395,600	3,793,804

Steel–2.92%

Allegheny Technologies, Inc.	240,900	3,926,670

Systems Software–2.67%

Oracle Corp.	87,595	3,583,511
Total Common Stocks (Cost $132,908,622)		132,326,020

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Value Opportunities Fund

	Shares	Value

Money Market Funds–1.48%

Liquid Assets Portfolio –Institutional Class, 0.45% (c)	997,133	$ 997,133
Premier Portfolio –Institutional Class, 0.40% (c)	997,132	997,132
Total Money Market Funds (Cost $1,994,265)		1,994,265
TOTAL INVESTMENTS–99.94% (Cost $134,902,887)		134,320,285
OTHER ASSETS LESS LIABILITIES–0.06%		75,698
NET ASSETS–100.00%		$ 134,395,983

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Value Opportunities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Value Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$ 132,618,997	$ 1,701,288	$ —	$ 134,320,285

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $11,043,889 and $15,618,827, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 13,852,354
Aggregate unrealized (depreciation) of investment securities	(14,968,349)
Net unrealized appreciation (depreciation) of investment securities	$ (1,115,995)
Cost of investments for tax purposes is $135,436,280.

Invesco V.I. Value Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of February 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 27, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 27, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	May 27, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.